UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2464

MFS SERIES TRUST IX

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30

Date of reporting period: October 31, 2011*

*	This Form N-CSR pertains to the following series of the Registrant: MFS Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, and MFS Research Bond Fund. The remaining series of the Registrant, MFS Inflation-Adjusted Bond Fund, has a fiscal year end of October 31.

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® Bond Fund

SEMIANNUAL REPORT

October 31, 2011

MFB-SEM

MFS® BOND FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

We are indeed living through some volatile times. Economic uncertainty is everywhere, as it seems no place in the world has been unmoved by crisis this year. We have seen a devastating earthquake and tsunami that have led to disruptions in the Japanese markets and supply chains. Protests have changed the face of the Middle East and left in their wake lingering tensions and resultant higher oil prices. We have seen debt limits tested in Europe and the United States and policymakers grappling to craft often unpopular monetary and fiscal responses at a time when consumers and businesses struggle with what appears to be a slowing global economy. On top of all of that, we have seen long-term U.S. debt lose its Standard & Poor’s AAA rating.

When markets become volatile, managing risk becomes a top priority for investors and their advisors. At MFS® risk management is foremost in our minds in all market climates. Our analysts and portfolio managers keep risks firmly in mind when evaluating securities. Additionally, we have a team of quantitative analysts that measures and assesses the risk profiles of our portfolios and securities on an ongoing basis. The chief investment risk officer, who oversees the team, reports directly to the firm’s president and chief investment officer so the risk associated with each portfolio can be assessed objectively and independently of the portfolio management team.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

December 16, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
High Grade Corporates	59.2%
High Yield Corporates	26.2%
Emerging Markets Bonds	5.4%
Commercial Mortgage-Backed Securities	3.1%
Collateralized Debt Obligations	1.0%
Asset-Backed Securities	0.5%
Mortgage-Backed Securities	0.1%
Residential Mortgage-Backed Securities (o)	0.0%

Composition including fixed income credit quality (a)(i)
AAA	1.6%
AA	3.4%
A	15.0%
BBB	48.2%
BB	22.9%
B	4.0%
CCC	0.1%
C (o)	0.0%
D	0.2%
Federal Agencies	0.1%
Not Rated (o)	0.0%
Cash & Other	4.5%

Portfolio facts (i)
Average Duration (d)	5.4
Average Effective Maturity (m)	8.7 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures, which have not been rated by any rating agency. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund itself has not been rated.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

2

Portfolio Composition – continued

(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

Percentages are based on net assets as of 10/31/11.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

May 1, 2011 through October 31, 2011

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2011 through October 31, 2011.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/11	Ending Account Value 10/31/11	Expenses Paid During Period (p) 5/01/11-10/31/11
A	Actual	0.83%	$1,000.00	$1,019.82	$4.21
	Hypothetical (h)	0.83%	$1,000.00	$1,020.96	$4.22
B	Actual	1.58%	$1,000.00	$1,016.74	$8.01
	Hypothetical (h)	1.58%	$1,000.00	$1,017.19	$8.01
C	Actual	1.58%	$1,000.00	$1,016.73	$8.01
	Hypothetical (h)	1.58%	$1,000.00	$1,017.19	$8.01
I	Actual	0.58%	$1,000.00	$1,021.10	$2.95
	Hypothetical (h)	0.58%	$1,000.00	$1,022.22	$2.95
R1	Actual	1.59%	$1,000.00	$1,016.74	$8.06
	Hypothetical (h)	1.59%	$1,000.00	$1,017.14	$8.06
R2	Actual	1.08%	$1,000.00	$1,019.30	$5.48
	Hypothetical (h)	1.08%	$1,000.00	$1,019.71	$5.48
R3	Actual	0.83%	$1,000.00	$1,020.56	$4.22
	Hypothetical (h)	0.83%	$1,000.00	$1,020.96	$4.22
R4	Actual	0.58%	$1,000.00	$1,021.85	$2.95
	Hypothetical (h)	0.58%	$1,000.00	$1,022.22	$2.95

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

10/31/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 93.8%
Issuer	Shares/Par	Value ($)

Aerospace - 0.9%
BE Aerospace, Inc., 8.5%, 2018	$12,742,000	$13,920,635
Bombardier, Inc., 7.75%, 2020 (n)	1,594,000	1,753,400

		$15,674,035
Airlines - 0.5%
Continental Airlines, Inc., 7.25%, 2019	$2,051,381	$2,194,978
Continental Airlines, Inc., FRN, 0.677%, 2013	6,356,006	5,997,830

		$8,192,808
Apparel Manufacturers - 0.8%
Hanesbrands, Inc., 6.375%, 2020	$6,825,000	$6,893,237
Phillips-Van Heusen Corp., 7.375%, 2020	6,826,000	7,406,210

		$14,299,447
Asset-Backed & Securitized - 4.6%
Anthracite Ltd., “A”, CDO, FRN, 0.605%, 2019 (z)	$2,473,778	$2,065,605
ARCap REIT, Inc., CDO, “G”, FRN, 6.03%, 2045 (a)(d)(z)	2,150,000	2,688
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.846%, 2040 (z)	2,062,099	1,159,526
BlackRock Capital Finance LP, 7.75%, 2026 (n)	466,378	53,167
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)	8,040,885	7,960,476
Chase Commercial Mortgage Securities Corp., 6.6%, 2029 (z)	803,532	824,245
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	3,851,426	4,032,813
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 2049	2,920,000	2,415,988
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 2046	2,990,290	3,207,526
Credit Suisse Mortgage Capital Certificate, 5.311%, 2039	3,415,000	3,615,379
Crest Ltd., “A2”, CDO, 4.669%, 2018 (z)	2,129,429	1,895,192
Falcon Franchise Loan LLC, FRN, 3.576%, 2025 (i)(z)	6,162,566	445,554
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)	624,140	647,781
FUEL Trust, 4.207%, 2016 (n)	3,610,000	3,624,039
FUEL Trust, 3.984%, 2016 (z)	4,112,000	4,066,435
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)	2,994,670	2,800,017
GMAC LLC, FRN, 6.02%, 2033 (z)	1,830,015	1,877,312
GMAC LLC, FRN, 7.711%, 2034 (d)(n)(q)	3,212,000	2,673,264

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Asset-Backed & Securitized - continued
Greenwich Capital Commercial Funding Corp., FRN, 5.877%, 2038	$2,125,000	$2,099,804
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	7,161,947	7,610,278
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.397%, 2042 (n)	4,734,928	464,160
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.817%, 2049	1,467,768	1,550,328
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.987%, 2051	9,792,112	10,516,944
KKR Financial CLO Ltd., “C”, FRN, 1.736%, 2021 (n)	3,651,630	2,775,239
LB Commercial Conduit Mortgage Trust, FRN, 0.887%, 2030 (i)	8,605,263	161,383
LB Commercial Conduit Mortgage Trust, FRN, 1.847%, 2030 (i)	7,734,910	339,849
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.742%, 2050	3,070,000	3,222,702
Morgan Stanley Capital I, Inc., FRN, 0.985%, 2030 (i)(n)	13,608,145	379,028
Prudential Securities Secured Financing Corp., FRN, 7.289%, 2013 (z)	3,468,000	3,342,961
Spirit Master Funding LLC, 5.05%, 2023 (z)	2,121,213	1,948,440

		$77,778,123
Automotive - 3.0%
Ford Motor Credit Co. LLC, 8%, 2014	$5,635,000	$6,196,562
Ford Motor Credit Co. LLC, 5%, 2018	7,000,000	7,114,849
Harley-Davidson Financial Services, 3.875%, 2016 (n)	7,200,000	7,387,510
Lear Corp., 8.125%, 2020	13,628,000	14,922,660
RCI Banque S.A., 4.6%, 2016 (n)	5,188,000	5,039,193
Toyota Motor Credit Corp., 3.4%, 2021	613,000	629,829
TRW Automotive, Inc., 7.25%, 2017 (n)	8,840,000	9,591,400

		$50,882,003
Biotechnology - 0.2%
Life Technologies Corp., 6%, 2020	$3,160,000	$3,521,950

Broadcasting - 1.8%
CBS Corp., 8.875%, 2019	$4,240,000	$5,478,483
CBS Corp., 5.75%, 2020	1,010,000	1,137,581
News America, Inc., 8.5%, 2025	4,931,000	6,354,220
News America, Inc., 6.15%, 2041	2,172,000	2,423,544
SIRIUS XM Radio, Inc., 13%, 2013 (n)	9,995,000	11,369,313
WPP Finance, 8%, 2014	2,744,000	3,136,979

		$29,900,120

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Brokerage & Asset Managers - 0.3%
TD Ameritrade Holding Co., 4.15%, 2014	$5,138,000	$5,472,900

Building - 1.7%
Mohawk Industries, Inc., 6.875%, 2016	$13,332,000	$13,965,270
Owens Corning, Inc., 6.5%, 2016	13,232,000	14,259,094

		$28,224,364
Cable TV - 4.0%
Cablevision Systems Corp., 8%, 2020	$7,116,000	$7,507,380
CCH II LLC, 13.5%, 2016	8,500,000	9,796,250
Cox Communications, Inc., 6.25%, 2018 (n)	1,735,000	2,055,069
DIRECTV Holdings LLC, 7.625%, 2016	2,930,000	3,135,100
DIRECTV Holdings LLC, 5.875%, 2019	3,310,000	3,798,516
DIRECTV Holdings LLC, 6.375%, 2041	4,310,000	5,147,795
Myriad International Holdings B.V., 6.375%, 2017 (n)	3,201,000	3,433,073
TCI Communications, Inc., 9.8%, 2012	3,539,000	3,612,484
Time Warner Cable, Inc., 8.25%, 2019	6,150,000	7,832,154
Time Warner Cable, Inc., 5%, 2020	1,480,000	1,626,040
Time Warner Cable, Inc., 4%, 2021	2,820,000	2,887,931
Time Warner Entertainment Co. LP, 8.375%, 2033	1,734,000	2,349,759
Virgin Media Finance PLC, 9.5%, 2016	9,400,000	10,481,000
Virgin Media Secured Finance PLC, 5.25%, 2021	2,990,000	3,221,426

		$66,883,977
Chemicals - 3.9%
Ashland, Inc., 9.125%, 2017	$8,963,000	$10,016,153
CF Industries Holdings, Inc. , 7.125%, 2020	9,825,000	11,433,844
Dow Chemical Co., 8.55%, 2019	10,554,000	13,710,585
Lyondell Chemical Co., 11%, 2018	17,885,000	19,919,419
Nalco Co., 8.25%, 2017	9,967,000	11,063,370

		$66,143,371
Conglomerates - 0.2%
Kennametal, Inc., 7.2%, 2012	$3,091,000	$3,200,304

Consumer Products - 1.2%
Hasbro, Inc., 6.35%, 2040	$8,846,000	$9,543,003
Newell Rubbermaid, Inc., 5.5%, 2013	4,425,000	4,670,552
Whirlpool Corp., 8%, 2012	5,627,000	5,813,861

		$20,027,416

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Consumer Services - 0.7%
Service Corp. International, 7.375%, 2014	$5,360,000	$5,829,000
Service Corp. International, 7%, 2019	5,550,000	5,827,500

		$11,656,500
Containers - 1.3%
Crown Americas LLC, 7.625%, 2017	$14,644,000	$15,888,740
Greif, Inc., 6.75%, 2017	5,864,000	6,157,200

		$22,045,940
Defense Electronics - 0.5%
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	$7,642,000	$8,618,441

Electronics - 0.8%
Intel Corp., 4.8%, 2041	$9,310,000	$10,170,086
Tyco Electronics Group S.A., 6.55%, 2017	2,450,000	2,865,750

		$13,035,836
Emerging Market Quasi-Sovereign - 1.7%
Centrais Eletricas Brasileiras S.A., 5.75%, 2021 (z)	$8,400,000	$8,694,000
Gaz Capital S.A., 8.125%, 2014 (n)	2,914,000	3,241,825
Pemex Finance Ltd., 10.61%, 2017	1,500,000	1,932,440
Petrobras International Finance Co., 3.875%, 2016	6,547,000	6,699,552
Petroleos Mexicanos, 6.5%, 2041	412,000	441,870
Petroleos Mexicanos, 6.5%, 2041 (z)	6,538,000	7,012,005

		$28,021,692
Energy - Independent - 4.3%
Anadarko Petroleum Corp., 6.375%, 2017	$4,953,000	$5,828,413
Anadarko Petroleum Corp., 6.45%, 2036	4,296,000	4,979,867
Anadarko Petroleum Corp., 6.2%, 2040	3,600,000	4,141,843
Chesapeake Energy Corp., 6.875%, 2020	11,300,000	12,401,750
Newfield Exploration Co., 6.625%, 2016	10,285,000	10,580,694
OGX Petroleo e Gas Participacoes S.A., 8.5%, 2018 (n)	3,451,000	3,416,490
Pioneer Natural Resources Co., 6.65%, 2017	6,900,000	7,493,745
Pioneer Natural Resources Co., 7.5%, 2020	9,237,000	10,458,399
Southwestern Energy Co., 7.5%, 2018	10,149,000	11,772,840
Talisman Energy, Inc., 7.75%, 2019	1,930,000	2,401,163

		$73,475,204
Energy - Integrated - 1.3%
BG Energy Capital PLC, 4%, 2021 (n)	$5,000,000	$5,155,350
BG Energy Capital PLC, 5.125%, 2041 (z)	4,094,000	4,283,356
BP Capital Markets PLC, 4.5%, 2020	4,127,000	4,531,619

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Integrated - continued
BP Capital Markets PLC, 3.561%, 2021	$6,660,000	$6,753,027
Hess Corp., 8.125%, 2019	1,452,000	1,868,997

		$22,592,349
Entertainment - 0.3%
Viacom, Inc., 3.5%, 2017	$4,200,000	$4,357,298

Financial Institutions - 2.0%
CIT Group, Inc., 6.625%, 2018 (n)	$7,448,000	$7,783,160
General Electric Capital Corp., 3.75%, 2014	2,587,000	2,729,870
General Electric Capital Corp., 5.5%, 2020	8,500,000	9,478,886
International Lease Finance Corp., 8.75%, 2017	555,000	584,970
International Lease Finance Corp., 7.125%, 2018 (n)	3,221,000	3,325,683
International Lease Finance Corp., 6.25%, 2019	3,853,000	3,626,902
SLM Corp., 6.25%, 2016	4,180,000	4,180,000
SLM Corp., 8%, 2020	2,532,000	2,633,280

		$34,342,751
Food & Beverages - 4.7%
Anheuser-Busch InBev S.A., 7.75%, 2019	$4,630,000	$6,053,072
Anheuser-Busch InBev Worldwide, Inc., 6.375%, 2040	4,310,000	5,831,839
J.M. Smucker Co., 3.5%, 2021	6,120,000	6,204,854
Kraft Foods, Inc., 6.5%, 2040	8,525,000	10,893,458
Miller Brewing Co., 5.5%, 2013 (n)	7,185,000	7,706,904
Pernod Ricard S.A., 5.75%, 2021 (n)	4,451,000	5,025,913
Pernod-Ricard S.A., 4.45%, 2022 (z)	4,355,000	4,483,054
Smithfield Foods, Inc., 7.75%, 2017	8,630,000	9,320,400
Tyson Foods, Inc., 6.85%, 2016	12,881,000	13,911,480
Wm. Wrigley Jr. Co., 3.05%, 2013 (n)	9,894,000	10,091,484

		$79,522,458
Food & Drug Stores - 0.9%
CVS Caremark Corp., 3.25%, 2015	$1,743,000	$1,842,869
CVS Caremark Corp., 5.75%, 2017	2,008,000	2,344,617
CVS Caremark Corp., 5.75%, 2041	9,305,000	10,756,087

		$14,943,573
Forest & Paper Products - 0.8%
Georgia-Pacific Corp., 7.125%, 2017 (n)	$6,000,000	$6,362,820
Georgia-Pacific Corp., 5.4%, 2020 (n)	6,508,000	7,255,659

		$13,618,479

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Gaming & Lodging - 1.8%
Host Hotels & Resorts, Inc., 6.75%, 2016	$8,900,000	$9,211,500
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018	850,000	943,500
Wyndham Worldwide Corp., 6%, 2016	11,520,000	12,183,713
Wynn Las Vegas LLC, 7.75%, 2020	6,800,000	7,480,000

		$29,818,713
Insurance - 1.9%
American International Group, Inc., 4.875%, 2016	$3,388,000	$3,311,113
American International Group, Inc., 6.4%, 2020	5,800,000	6,074,613
Metropolitan Life Global Funding I, 5.125%, 2014 (n)	2,700,000	2,918,835
Principal Financial Group, Inc., 7.875%, 2014	200,000	227,460
Prudential Financial, Inc., 4.75%, 2015	4,369,000	4,677,792
Unum Group, 7.125%, 2016	4,500,000	5,161,869
UnumProvident Corp., 6.85%, 2015 (n)	8,751,000	9,667,904

		$32,039,586
Insurance - Health - 0.4%
Humana, Inc., 7.2%, 2018	$5,489,000	$6,410,642

Insurance - Property & Casualty - 2.2%
Aon Corp., 6.25%, 2040	$1,832,000	$2,186,071
AXIS Capital Holdings Ltd., 5.75%, 2014	5,545,000	5,931,448
AXIS Capital Holdings Ltd., 5.875%, 2020	1,810,000	1,809,899
Chubb Corp., 6.375% to 2017, FRN to 2067	1,838,000	1,847,190
CNA Financial Corp., 5.875%, 2020	6,010,000	6,099,940
Marsh & McLennan Cos., Inc., 4.8%, 2021	3,500,000	3,774,215
XL Group PLC, 5.75%, 2021	6,890,000	7,264,837
XL Group PLC, 6.5% to 2017, FRN to 2049	2,655,000	2,230,200
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)	1,048,000	1,006,080
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)	4,913,000	4,544,525

		$36,694,405
Local Authorities - 0.1%
California (Build America Bonds), 7.6%, 2040	$845,000	$1,038,404

Machinery & Tools - 0.9%
Case New Holland, Inc., 7.875%, 2017	$13,046,000	$14,709,365

Major Banks - 5.7%
Bank of America Corp., 3.625%, 2016	$4,000,000	$3,814,924
Bank of America Corp., 5.65%, 2018	4,060,000	4,065,440
Bank of America Corp., 7.625%, 2019	1,290,000	1,401,754
Bank of America Corp., 5.625%, 2020	360,000	346,837

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - continued
BB&T Corp., 3.95%, 2016	$2,500,000	$2,660,675
Commonwealth Bank of Australia, 5%, 2019 (n)	1,530,000	1,641,361
Credit Suisse (USA), Inc., 6%, 2018	1,320,000	1,359,830
Goldman Sachs Group, Inc., 5.625%, 2017	7,771,000	8,047,873
Goldman Sachs Group, Inc., 7.5%, 2019	8,443,000	9,538,707
HSBC USA, Inc., 4.875%, 2020	7,140,000	6,964,842
JPMorgan Chase & Co., 4.25%, 2020	6,107,000	6,077,662
Macquarie Group Ltd., 6%, 2020 (n)	2,503,000	2,514,789
Macquarie Group Ltd., 6.25%, 2021 (n)	2,951,000	2,915,204
Merrill Lynch & Co., Inc., 6.15%, 2013	3,390,000	3,480,686
Merrill Lynch & Co., Inc., 6.05%, 2016	3,281,000	3,229,984
Morgan Stanley, 5.75%, 2016	5,924,000	6,075,038
Morgan Stanley, 7.3%, 2019	3,930,000	4,217,311
PNC Funding Corp., 5.625%, 2017	7,355,000	8,067,942
Santander UK PLC, 3.875%, 2014 (n)	2,587,000	2,533,452
SunTrust Banks, Inc., 3.5%, 2017	6,517,000	6,560,527
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	3,160,000	2,571,200
Wachovia Corp., 6.605%, 2025	7,936,000	8,679,008

		$96,765,046
Medical & Health Technology & Services - 2.1%
Davita, Inc., 6.625%, 2020	$6,460,000	$6,508,450
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	10,225,000	11,554,250
Fresenius Medical Care US Finance II, Inc., 6.5%, 2018 (n)	1,000,000	1,050,000
Hospira, Inc., 6.05%, 2017	5,884,000	6,629,603
McKesson Corp., 5.7%, 2017	5,010,000	5,856,625
McKesson Corp., 7.5%, 2019	920,000	1,188,577
Thermo Fisher Scientific, Inc., 3.6%, 2021	3,000,000	3,106,404

		$35,893,909
Metals & Mining - 4.8%
ArcelorMittal, 6.5%, 2014	$2,460,000	$2,588,272
ArcelorMittal, 3.75%, 2016	3,658,000	3,603,265
ArcelorMittal, 9.85%, 2019	10,079,000	11,957,161
BHP Billiton Finance Ltd., 5.5%, 2014	100,000	110,929
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	2,727,000	2,917,890
Gold Fields Ltd., 4.875%, 2020 (n)	7,505,000	6,989,016
Peabody Energy Corp., 7.375%, 2016	15,030,000	16,457,850
Rio Tinto Finance (USA) Ltd., 3.75%, 2021	3,000,000	3,116,802
Southern Copper Corp., 6.75%, 2040	10,301,000	10,796,488
Teck Resources Ltd., 10.75%, 2019	5,838,000	7,209,930
Vale Overseas Ltd., 5.625%, 2019	14,499,000	15,643,450

		$81,391,053

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - 0.1%
Fannie Mae, 7.5%, 2030 - 2031	$445,439	$520,669
Fannie Mae, 6.5%, 2032	802,032	902,240

		$1,422,909
Natural Gas - Pipeline - 4.0%
El Paso Pipeline Partners LP, 6.5%, 2020	$5,580,000	$6,178,968
El Paso Pipeline Partners LP, 5%, 2021	1,689,000	1,732,026
Energy Transfer Partners LP, 8.5%, 2014	7,200,000	8,180,294
Energy Transfer Partners LP, 9.7%, 2019	3,520,000	4,350,984
Enterprise Products Operating LP, 5.65%, 2013	2,434,000	2,572,650
Enterprise Products Operating LP, 5.2%, 2020	2,000,000	2,237,658
Enterprise Products Partners LP, 6.3%, 2017	3,590,000	4,212,258
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	2,791,000	2,888,685
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	1,472,000	1,516,160
Kinder Morgan Energy Partners, 6.85%, 2020	1,303,000	1,556,963
Kinder Morgan Energy Partners, 6.5%, 2039	1,000,000	1,124,368
Kinder Morgan Energy Partners LP, 5.125%, 2014	2,559,000	2,793,443
Kinder Morgan Energy Partners LP, 7.4%, 2031	3,627,000	4,387,074
Plains All American Pipeline, LP, 3.95%, 2015	5,710,000	6,087,088
Rockies Express Pipeline, 5.625%, 2020 (n)	5,303,000	4,899,208
Southern Natural Gas Co., 4.4%, 2021	2,500,000	2,514,508
Spectra Energy Capital LLC, 8%, 2019	5,750,000	7,222,966
Spectra Energy Partners LP, 4.6%, 2021	2,500,000	2,563,400

		$67,018,701
Network & Telecom - 3.6%
AT&T, Inc., 5.35%, 2040	$1,600,000	$1,746,842
AT&T, Inc., 5.55%, 2041	5,474,000	6,176,309
CenturyLink, Inc., 7.6%, 2039	8,088,000	8,012,021
Telefonica Emisiones S.A.U., 5.134%, 2020	7,000,000	6,956,719
Telefonica Emisiones S.A.U., 5.462%, 2021	4,470,000	4,530,363
Verizon Communications, Inc., 1.95%, 2014	12,500,000	12,836,263
Verizon Communications, Inc., 6%, 2041	4,310,000	5,268,406
Verizon New York, Inc., 6.875%, 2012	3,370,000	3,457,927
Windstream Corp., 7.75%, 2021	12,185,000	12,702,863

		$61,687,713
Oil Services - 0.5%
Transocean, Inc., 6%, 2018	$2,650,000	$2,817,273
Transocean, Inc., 6.5%, 2020	4,500,000	5,018,639

		$7,835,912

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Oils - 0.4%
LUKOIL International Finance B.V., 6.125%, 2020 (n)	$6,761,000	$6,862,415

Other Banks & Diversified Financials - 3.2%
American Express Centurion Bank, 5.5%, 2013	$3,943,000	$4,168,078
American Express Co., 8.125%, 2019	1,435,000	1,847,047
American Express Credit Corp., 2.8%, 2016	3,000,000	3,046,569
Banco Bradesco S.A., 6.75%, 2019 (n)	4,713,000	5,042,910
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)	8,500,000	7,915,872
Capital One Financial Corp., 8.8%, 2019	7,000,000	8,314,684
Capital One Financial Corp., 10.25%, 2039	3,490,000	3,612,150
Citigroup, Inc., 6.125%, 2018	5,765,000	6,388,041
Discover Bank, 7%, 2020	8,495,000	8,871,159
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	3,146,000	2,923,546
Santander Holdings USA, Inc., 4.625%, 2016	1,650,000	1,624,851

		$53,754,907
Pharmaceuticals - 1.2%
Amgen, Inc., 2.3%, 2016	$3,000,000	$3,079,578
Celgene Corp., 2.45%, 2015	3,438,000	3,471,627
Mylan Laboratories, Inc., 7.625%, 2017 (n)	12,723,000	14,058,915

		$20,610,120
Pollution Control - 0.9%
Allied Waste North America, Inc., 6.875%, 2017	$7,890,000	$8,452,163
Republic Services, Inc., 5.25%, 2021	6,200,000	7,069,035

		$15,521,198
Precious Metals & Minerals - 0.3%
Teck Resources Ltd., 6.25%, 2041	$4,250,000	$4,898,792

Printing & Publishing - 0.3%
Pearson PLC, 5.5%, 2013 (n)	$1,930,000	$2,044,351
Pearson PLC, 4%, 2016 (n)	2,500,000	2,631,375

		$4,675,726
Railroad & Shipping - 0.7%
CSX Corp., 7.375%, 2019	$5,360,000	$6,778,551
Kansas City Southern, 8%, 2018	4,243,000	4,709,730

		$11,488,281
Real Estate - 2.3%
HCP, Inc., REIT, 5.375%, 2021	$7,560,000	$7,764,377
HRPT Properties Trust, REIT, 6.25%, 2016	6,245,000	6,610,976

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Real Estate - continued
Simon Property Group, Inc., REIT, 5.75%, 2015	$2,560,000	$2,868,977
Simon Property Group, Inc., REIT, 10.35%, 2019	5,828,000	7,922,915
Simon Property Group, Inc., REIT, 4.375%, 2021	5,000,000	5,174,095
WEA Finance LLC, REIT, 6.75%, 2019 (n)	7,693,000	8,686,028

		$39,027,368
Retailers - 3.0%
Gap, Inc., 5.95%, 2021	$7,851,000	$7,456,621
Home Depot, Inc., 5.95%, 2041	8,822,000	10,680,566
Kohl’s Corp., 4%, 2021	6,914,000	7,079,570
Limited Brands, Inc., 7%, 2020	11,059,000	11,777,835
Wal-Mart Stores, Inc., 5.625%, 2041	8,000,000	9,867,488
Wesfarmers Ltd., 6.998%, 2013 (n)	4,170,000	4,468,776

		$51,330,856
Specialty Stores - 0.3%
Advance Auto Parts, Inc., 5.75%, 2020	$5,476,000	$5,985,104

Telecommunications - Wireless - 2.5%
America Movil S.A.B. de C.V., 2.375%, 2016	$3,522,000	$3,516,340
America Movil S.A.B. de C.V., 6.125%, 2040	2,134,000	2,517,444
American Tower Corp., 4.625%, 2015	10,110,000	10,787,572
American Tower Corp., 4.5%, 2018	5,760,000	5,924,425
Crown Castle International Corp., 7.75%, 2017 (n)	11,040,000	11,950,800
Crown Castle Towers LLC, 6.113%, 2020 (n)	1,615,000	1,784,564
Crown Castle Towers LLC, 4.883%, 2020 (n)	1,400,000	1,431,137
Rogers Cable, Inc., 5.5%, 2014	2,229,000	2,418,276
Vodafone Group PLC, 5.625%, 2017	1,452,000	1,705,766

		$42,036,324
Telephone Services - 0.2%
Embarq Corp., 7.082%, 2016	$3,710,000	$4,020,798

Tobacco - 2.9%
Altria Group, Inc., 9.95%, 2038	$7,378,000	$11,209,403
BAT International Finance PLC, 9.5%, 2018 (n)	6,976,000	9,371,426
Lorillard Tobacco Co., 8.125%, 2019	12,457,000	15,012,230
Lorillard Tobacco Co., 7%, 2041	2,698,000	2,976,962
Reynolds American, Inc., 7.25%, 2012	2,612,000	2,703,206
Reynolds American, Inc., 6.75%, 2017	7,310,000	8,447,034

		$49,720,261

15

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Transportation - Services - 0.3%
Erac USA Finance Co., 6.375%, 2017 (n)	$1,400,000	$1,625,894
Erac USA Finance Co., 7%, 2037 (n)	2,728,000	3,188,413

		$4,814,307
Utilities - Electric Power - 4.8%
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)	$4,390,000	$4,521,072
CenterPoint Energy, Inc., 5.95%, 2017	4,600,000	5,180,005
CMS Energy Corp., 2.75%, 2014	4,220,000	4,162,692
CMS Energy Corp., 6.25%, 2020	5,693,000	6,059,669
Dominion Resources, Inc., 4.9%, 2041	4,300,000	4,706,728
EDP Finance B.V., 6%, 2018 (n)	10,427,000	9,351,226
Enel Finance International S.A., 6%, 2039 (n)	3,883,000	3,573,020
Enersis S.A., 7.375%, 2014	4,189,000	4,565,612
Exelon Corp., 4.9%, 2015	2,000,000	2,178,692
FirstEnergy Solutions Corp., 6.05%, 2021	8,700,000	9,849,070
NRG Energy, Inc., 7.625%, 2019 (n)	11,531,000	11,531,000
Oncor Electric Delivery Co., 6.8%, 2018	1,868,000	2,261,477
PPL WEM Holdings PLC, 5.375%, 2021 (n)	5,693,000	6,085,794
PSEG Power LLC, 5.32%, 2016	1,727,000	1,922,826
System Energy Resources, Inc., 5.129%, 2014 (z)	1,198,917	1,229,082
Waterford 3 Funding Corp., 8.09%, 2017	4,035,516	4,042,740

		$81,220,705
Total Bonds (Identified Cost, $1,522,006,821)		$1,585,124,859

Money Market Funds (v) - 5.2%
MFS Institutional Money Market Portfolio, 0.07%, at Cost and Net Asset Value	86,963,881	$86,963,881
Total Investments (Identified Cost, $1,608,970,702)		$1,672,088,740

Other Assets, Less Liabilities - 1.0%		17,609,686
Net Assets - 100.0%		$1,689,698,426

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $301,044,199, representing 17.8% of net assets.
(q)	Interest received was less than stated coupon rate.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

16

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ARCap REIT, Inc., CDO, “G”, FRN, 6.03%, 2045	9/21/04	$1,975,512	$2,688
Anthracite Ltd., “A”, CDO, FRN, 0.605%, 2019	1/15/10	1,830,732	2,065,605
BG Energy Capital PLC, 5.125%, 2041	10/14/11	4,160,821	4,283,356
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.846%, 2040	3/01/06	2,062,099	1,159,526
Centrais Eletricas Brasileiras S.A., 5.75%, 2021	10/20/11	8,400,000	8,694,000
Chase Commercial Mortgage Securities Corp., 6.6%, 2029	6/07/00	803,532	824,245
Crest Ltd., “A2”, CDO, 4.669%, 2018	3/02/10	1,763,090	1,895,192
FUEL Trust, 3.984%, 2016	10/28/11	4,100,322	4,066,435
Falcon Franchise Loan LLC, FRN, 3.576%, 2025	1/29/03	499,242	445,554
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/11	2,906,182	2,800,017
GMAC LLC, FRN, 6.02%, 2033	3/20/02	1,830,015	1,877,312
Pernod-Ricard S.A., 4.45%, 2022	10/20/11	4,343,955	4,483,054
Petroleos Mexicanos, 6.5%, 2041	10/12/11-10/13/11	6,715,111	7,012,005
Prudential Securities Secured Financing Corp., FRN, 7.289%, 2013	12/06/04	3,547,725	3,342,961
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	2,100,606	1,948,440
System Energy Resources, Inc., 5.129%, 2014	4/16/04-7/22/11	1,198,917	1,229,082
Total Restricted Securities			$46,129,472
% of Net assets			2.7%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

17

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 10/31/11

Swap Agreements at 10/31/11

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Liability Derivatives
Credit Default Swaps
12/20/12	USD	6,090,000	Merrill Lynch International	1.00% (fixed rate)	(1)	$(1,283,124)

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by MBIA, Inc., 7%, 12/15/25, a BB- rated bond. The fund entered into the contract to gain issuer exposure.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

At October 31, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

18

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 10/31/11 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $1,522,006,821)	$1,585,124,859
Underlying affiliated funds, at cost and value	86,963,881
Total investments, at value (identified cost, $1,608,970,702)	$1,672,088,740
Cash	370,445
Restricted cash	1,220,000
Receivables for
Investments sold	7,128,302
Fund shares sold	15,900,154
Interest	24,319,999
Total assets	$1,721,027,640
Liabilities
Payables for
Distributions	$1,285,003
Investments purchased	24,282,307
Fund shares reacquired	3,690,903
Swaps, at value	1,283,124
Payable to affiliates
Investment adviser	73,743
Shareholder servicing costs	486,273
Distribution and service fees	62,568
Payable for independent Trustees’ compensation	57,959
Accrued expenses and other liabilities	107,334
Total liabilities	$31,329,214
Net assets	$1,689,698,426
Net assets consist of
Paid-in capital	$1,672,772,624
Unrealized appreciation (depreciation) on investments	61,834,914
Accumulated net realized gain (loss) on investments	(42,190,631)
Accumulated distributions in excess of net investment income	(2,718,481)
Net assets	$1,689,698,426
Shares of beneficial interest outstanding	124,824,288

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,063,321,773	78,509,896	$13.54
Class B	70,691,196	5,232,853	13.51
Class C	184,431,355	13,668,247	13.49
Class I	169,176,173	12,491,680	13.54
Class R1	9,538,830	706,364	13.50
Class R2	64,638,011	4,773,366	13.54
Class R3	54,967,694	4,058,980	13.54
Class R4	72,933,394	5,382,902	13.55

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $14.22 [100 / 95.25 x $13.54]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, and R4.

See Notes to Financial Statements

19

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 10/31/11 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$40,460,827
Dividends from underlying affiliated funds	24,389
Total investment income	$40,485,216
Expenses
Management fee	$2,949,717
Distribution and service fees	2,635,076
Shareholder servicing costs	1,039,391
Administrative services fee	115,903
Independent Trustees’ compensation	20,720
Custodian fee	92,968
Shareholder communications	38,410
Auditing fees	30,412
Legal fees	11,504
Miscellaneous	110,238
Total expenses	$7,044,339
Fees paid indirectly	(262)
Reduction of expenses by investment adviser	(3,225)
Net expenses	$7,040,852
Net investment income	$33,444,364
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$9,424,606
Swap transactions	30,958
Net realized gain (loss) on investments	$9,455,564
Change in unrealized appreciation (depreciation)
Investments	$(11,030,203)
Swap transactions	(286,845)
Net unrealized gain (loss) on investments	$(11,317,048)
Net realized and unrealized gain (loss) on investments	$(1,861,484)
Change in net assets from operations	$31,582,880

See Notes to Financial Statements

20

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 10/31/11 (unaudited)	Year ended 4/30/11
From operations
Net investment income	$33,444,364	$64,823,610
Net realized gain (loss) on investments	9,455,564	29,582,128
Net unrealized gain (loss) on investments	(11,317,048)	21,165,622
Change in net assets from operations	$31,582,880	$115,571,360
Distributions declared to shareholders
From net investment income	$(40,056,559)	$(70,917,573)
Change in net assets from fund share transactions	$285,314,570	$175,392,188
Total change in net assets	$276,840,891	$220,045,975
Net assets
At beginning of period	1,412,857,535	1,192,811,560
At end of period (including accumulated distributions in excess of net investment income of $2,718,481 and undistributed net investment income of $3,893,714, respectively)	$1,689,698,426	$1,412,857,535

See Notes to Financial Statements

21

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/11 (unaudited)		Years ended 4/30
Class A			2011	2010	2009	2008	2007

Net asset value, beginning of period	$13.64		$13.17	$10.95	$12.18	$12.69	$12.38
Income (loss) from investment operations
Net investment income (d)	$0.31		$0.68	$0.71	$0.64	$0.64	$0.66
Net realized and unrealized gain (loss) on investments and foreign currency	(0.04)		0.53	2.23	(1.22)	(0.47)	0.32
Total from investment operations	$0.27		$1.21	$2.94	$(0.58)	$0.17	$0.98
Less distributions declared to shareholders
From net investment income	$(0.37)		$(0.74)	$(0.72)	$(0.65)	$(0.68)	$(0.67)
Net asset value, end of period	$13.54		$13.64	$13.17	$10.95	$12.18	$12.69
Total return (%) (r)(s)(t)(x)	1.98	(n)	9.46	27.35	(4.61)	1.41	8.13
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.83	(a)	0.85	0.87	0.96	0.98	0.93
Expenses after expense reductions (f)	0.83	(a)	0.85	0.87	0.89	0.89	0.84
Net investment income	4.50	(a)	5.09	5.72	5.76	5.21	5.29
Portfolio turnover	21		58	91	44	56	45
Net assets at end of period (000 omitted)	$1,063,322		$884,807	$781,496	$618,093	$769,599	$832,752

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 10/31/11 (unaudited)		Years ended 4/30
Class B			2011	2010	2009	2008	2007

Net asset value, beginning of period	$13.60		$13.14	$10.91	$12.14	$12.65	$12.34
Income (loss) from investment operations
Net investment income (d)	$0.25		$0.58	$0.62	$0.56	$0.56	$0.57
Net realized and unrealized gain (loss) on investments and foreign currency	(0.03)		0.52	2.23	(1.22)	(0.48)	0.32
Total from investment operations	$0.22		$1.10	$2.85	$(0.66)	$0.08	$0.89
Less distributions declared to shareholders
From net investment income	$(0.31)		$(0.64)	$(0.62)	$(0.57)	$(0.59)	$(0.58)
Net asset value, end of period	$13.51		$13.60	$13.14	$10.91	$12.14	$12.65
Total return (%) (r)(s)(t)(x)	1.67	(n)	8.58	26.60	(5.32)	0.69	7.39
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.58	(a)	1.60	1.62	1.67	1.68	1.63
Expenses after expense reductions (f)	1.58	(a)	1.60	1.62	1.59	1.59	1.54
Net investment income	3.76	(a)	4.35	5.00	5.06	4.52	4.60
Portfolio turnover	21		58	91	44	56	45
Net assets at end of period (000 omitted)	$70,691		$63,614	$62,341	$67,149	$98,671	$164,852

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 10/31/11 (unaudited)		Years ended 4/30
Class C			2011	2010	2009	2008	2007

Net asset value, beginning of period	$13.58		$13.12	$10.90	$12.13	$12.63	$12.33
Income (loss) from investment operations
Net investment income (d)	$0.25		$0.58	$0.62	$0.56	$0.56	$0.57
Net realized and unrealized gain (loss) on investments and foreign currency	(0.03)		0.52	2.22	(1.22)	(0.47)	0.31
Total from investment operations	$0.22		$1.10	$2.84	$(0.66)	$0.09	$0.88
Less distributions declared to shareholders
From net investment income	$(0.31)		$(0.64)	$(0.62)	$(0.57)	$(0.59)	$(0.58)
Net asset value, end of period	$13.49		$13.58	$13.12	$10.90	$12.13	$12.63
Total return (%) (r)(s)(t)(x)	1.67	(n)	8.59	26.52	(5.33)	0.77	7.31
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.58	(a)	1.60	1.62	1.67	1.68	1.63
Expenses after expense reductions (f)	1.58	(a)	1.60	1.62	1.59	1.59	1.54
Net investment income	3.76	(a)	4.35	4.97	5.09	4.52	4.59
Portfolio turnover	21		58	91	44	56	45
Net assets at end of period (000 omitted)	$184,431		$152,326	$117,744	$74,651	$75,666	$79,473

See Notes to Financial Statements

24

Financial Highlights – continued

	Six months ended 10/31/11 (unaudited)		Years ended 4/30
Class I			2011	2010	2009	2008	2007

Net asset value, beginning of period	$13.64		$13.18	$10.95	$12.18	$12.70	$12.39
Income (loss) from investment operations
Net investment income (d)	$0.32		$0.71	$0.74	$0.67	$0.68	$0.70
Net realized and unrealized gain (loss) on investments and foreign currency	(0.04)		0.53	2.24	(1.21)	(0.48)	0.32
Total from investment operations	$0.28		$1.24	$2.98	$(0.54)	$0.20	$1.02
Less distributions declared to shareholders
From net investment income	$(0.38)		$(0.78)	$(0.75)	$(0.69)	$(0.72)	$(0.71)
Net asset value, end of period	$13.54		$13.64	$13.18	$10.95	$12.18	$12.70
Total return (%) (r)(s)(x)	2.11	(n)	9.65	27.76	(4.32)	1.64	8.45
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.58	(a)	0.60	0.62	0.67	0.67	0.63
Expenses after expense reductions (f)	0.58	(a)	0.60	0.62	0.59	0.58	0.54
Net investment income	4.74	(a)	5.31	5.98	6.06	5.50	5.59
Portfolio turnover	21		58	91	44	56	45
Net assets at end of period (000 omitted)	$169,176		$114,736	$43,990	$53,906	$56,574	$49,251

See Notes to Financial Statements

25

Financial Highlights – continued

	Six months ended 10/31/11 (unaudited)		Years ended 4/30
Class R1			2011	2010	2009	2008	2007

Net asset value, beginning of period	$13.59		$13.13	$10.91	$12.14	$12.65	$12.34
Income (loss) from investment operations
Net investment income (d)	$0.26		$0.58	$0.62	$0.56	$0.55	$0.56
Net realized and unrealized gain (loss) on investments and foreign currency	(0.04)		0.52	2.22	(1.22)	(0.48)	0.32
Total from investment operations	$0.22		$1.10	$2.84	$(0.66)	$0.07	$0.88
Less distributions declared to shareholders
From net investment income	$(0.31)		$(0.64)	$(0.62)	$(0.57)	$(0.58)	$(0.57)
Net asset value, end of period	$13.50		$13.59	$13.13	$10.91	$12.14	$12.65
Total return (%) (r)(s)(x)	1.67	(n)	8.59	26.50	(5.32)	0.61	7.29
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.59	(a)	1.61	1.62	1.67	1.75	1.81
Expenses after expense reductions (f)	1.59	(a)	1.61	1.62	1.59	1.66	1.64
Net investment income	3.78	(a)	4.38	4.99	5.09	4.42	4.49
Portfolio turnover	21		58	91	44	56	45
Net assets at end of period (000 omitted)	$9,539		$9,492	$10,941	$7,912	$8,351	$3,612

See Notes to Financial Statements

26

Financial Highlights – continued

	Six months ended 10/31/11 (unaudited)		Years ended 4/30
Class R2			2011	2010	2009	2008	2007

Net asset value, beginning of period	$13.63		$13.17	$10.94	$12.17	$12.69	$12.38
Income (loss) from investment operations
Net investment income (d)	$0.29		$0.65	$0.68	$0.62	$0.59	$0.62
Net realized and unrealized gain (loss) on investments and foreign currency	(0.03)		0.52	2.24	(1.22)	(0.47)	0.32
Total from investment operations	$0.26		$1.17	$2.92	$(0.60)	$0.12	$0.94
Less distributions declared to shareholders
From net investment income	$(0.35)		$(0.71)	$(0.69)	$(0.63)	$(0.64)	$(0.63)
Net asset value, end of period	$13.54		$13.63	$13.17	$10.94	$12.17	$12.69
Total return (%) (r)(s)(x)	1.93	(n)	9.11	27.16	(4.82)	1.03	7.76
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.08	(a)	1.10	1.12	1.17	1.26	1.36
Expenses after expense reductions (f)	1.08	(a)	1.10	1.12	1.10	1.17	1.19
Net investment income	4.26	(a)	4.85	5.47	5.53	4.91	4.94
Portfolio turnover	21		58	91	44	56	45
Net assets at end of period (000 omitted)	$64,638		$66,050	$65,141	$55,413	$81,433	$27,069

See Notes to Financial Statements

27

Financial Highlights – continued

	Six months ended 10/31/11 (unaudited)		Years ended 4/30
Class R3			2011	2010	2009	2008	2007

Net asset value, beginning of period	$13.63		$13.17	$10.94	$12.18	$12.69	$12.38
Income (loss) from investment operations
Net investment income (d)	$0.31		$0.68	$0.71	$0.65	$0.64	$0.65
Net realized and unrealized gain (loss) on investments and foreign currency	(0.03)		0.52	2.24	(1.23)	(0.47)	0.32
Total from investment operations	$0.28		$1.20	$2.95	$(0.58)	$0.17	$0.97
Less distributions declared to shareholders
From net investment income	$(0.37)		$(0.74)	$(0.72)	$(0.66)	$(0.68)	$(0.66)
Net asset value, end of period	$13.54		$13.63	$13.17	$10.94	$12.18	$12.69
Total return (%) (r)(s)(x)	2.06	(n)	9.38	27.47	(4.65)	1.36	8.03
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.83	(a)	0.85	0.87	0.92	1.02	1.02
Expenses after expense reductions (f)	0.83	(a)	0.85	0.87	0.84	0.93	0.94
Net investment income	4.51	(a)	5.11	5.73	5.80	5.16	5.19
Portfolio turnover	21		58	91	44	56	45
Net assets at end of period (000 omitted)	$54,968		$50,351	$49,555	$46,014	$59,233	$38,827

See Notes to Financial Statements

28

Financial Highlights – continued

	Six months ended 10/31/11 (unaudited)		Years ended 4/30
Class R4			2011	2010	2009	2008	2007

Net asset value, beginning of period	$13.64		$13.18	$10.95	$12.19	$12.70	$12.38
Income (loss) from investment operations
Net investment income (d)	$0.32		$0.72	$0.74	$0.67	$0.67	$0.68
Net realized and unrealized gain (loss) on investments and foreign currency	(0.03)		0.52	2.24	(1.22)	(0.47)	0.34
Total from investment operations	$0.29		$1.24	$2.98	$(0.55)	$0.20	$1.02
Less distributions declared to shareholders
From net investment income	$(0.38)		$(0.78)	$(0.75)	$(0.69)	$(0.71)	$(0.70)
Net asset value, end of period	$13.55		$13.64	$13.18	$10.95	$12.19	$12.70
Total return (%) (r)(s)(x)	2.18	(n)	9.65	27.76	(4.40)	1.65	8.43
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.58	(a)	0.60	0.62	0.68	0.74	0.73
Expenses after expense reductions (f)	0.58	(a)	0.60	0.62	0.60	0.65	0.64
Net investment income	4.76	(a)	5.34	5.97	6.01	5.44	5.84
Portfolio turnover	21		58	91	44	56	45
Net assets at end of period (000 omitted)	$72,933		$71,481	$61,604	$46,014	$86,097	$69,694

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	Total returns have been calculated on net asset which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

29

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Bond Fund (the fund) is a series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as

30

Notes to Financial Statements (unaudited) – continued

determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such

31

Notes to Financial Statements (unaudited) – continued

as swap contracts. The following is a summary of the levels used as of October 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Non-U.S. Sovereign Debt	$—	$28,021,692	$—	$28,021,692
Corporate Bonds	—	1,228,863,214	—	1,228,863,214
Residential Mortgage-Backed Securities	—	1,476,076	—	1,476,076
Commercial Mortgage-Backed Securities	—	51,375,739	—	51,375,739
Asset-Backed Securities (including CDOs)	—	26,349,217	—	26,349,217
Foreign Bonds	—	249,038,921	—	249,038,921
Mutual Funds	86,963,881	—	—	86,963,881
Total Investments	$86,963,881	$1,585,124,859	$—	$1,672,088,740

Other Financial Instruments
Swaps	$—	$(1,283,124)	$—	$(1,283,124)
For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and

32

Notes to Financial Statements (unaudited) – continued

the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at October 31, 2011 as reported in the Statement of Assets and Liabilities:

		Fair Value
Risk	Derivative Contracts	Liability Derivatives
Credit	Credit Default Swaps	$(1,283,124)

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended October 31, 2011 as reported in the Statement of Operations:

Risk	Swap Transactions
Credit	$30,958

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended October 31, 2011 as reported in the Statement of Operations:

Risk	Swap Transactions
Credit	$(286,845)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of

33

Notes to Financial Statements (unaudited) – continued

Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Swap Agreements – The fund entered into swap agreements. A swap is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap transactions in the Statement of Operations. The value of the swap, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded on the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap transactions in the Statement of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap transactions in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap transactions are limited to only highly-rated counterparties. The risk is further mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

The fund entered into credit default swaps in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate

34

Notes to Financial Statements (unaudited) – continued

or sovereign issuers to which it is not otherwise exposed. In a credit default swap, the protection buyer can make an upfront payment and will make a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the rare cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statement of Operations.

Credit default swaps are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The aggregate fair value of credit default swaps in a net liability position as of October 31, 2011 is disclosed in the footnotes to the Portfolio of Investments. As discussed earlier in this note, collateral requirements for these swaps are based generally on the market value of the swap netted against collateral requirements for other types of over-the-counter derivatives traded under each counterparty’s ISDA Master Agreement. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the contract’s deliverable obligation. If a defined credit event had occurred as of October 31, 2011, the swaps’ credit-risk-related contingent features would have been triggered and, for those swaps in a net liability position for which the fund is the protection seller, the fund in order to settle these swaps would have been required to either (1) pay the swap’s notional value of $6,090,000 less the value of the contracts’ related deliverable obligations as decided through an ISDA auction or (2) pay the notional value of the swaps in return for physical receipt of the deliverable obligations.

35

Notes to Financial Statements (unaudited) – continued

The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

36

Notes to Financial Statements (unaudited) – continued

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended October 31, 2011, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

4/30/11
Ordinary income (including any short-term capital gains)	$70,917,573

37

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 10/31/11
Cost of investments	$1,618,535,840
Gross appreciation	77,781,444
Gross depreciation	(24,228,544)
Net unrealized appreciation (depreciation)	$53,552,900

As of 4/30/11
Undistributed ordinary income	9,157,701
Capital loss carryforwards	(44,888,406)
Other temporary differences	(6,267,371)
Net unrealized appreciation (depreciation)	67,397,557

As of April 30, 2011, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

4/30/15	$(5,079,800)
4/30/16	(7,302,655)
4/30/17	(32,505,951)
Total	$(44,888,406)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 10/31/11	Year ended 4/30/11
Class A	$25,629,484	$47,820,037
Class B	1,528,432	3,103,793
Class C	3,840,109	6,490,937
Class I	3,746,654	2,855,944
Class R1	210,217	488,790
Class R2	1,655,465	3,558,286
Class R3	1,408,316	2,719,944
Class R4	2,037,882	3,879,842
Total	$40,056,559	$70,917,573

38

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $1.1 billion of average daily net assets	0.39%
Average daily net assets in excess of $1.1 billion	0.38%

The management fee incurred for the six months ended October 31, 2011 was equivalent to an annual effective rate of 0.39% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $565,761 for the six months ended October 31, 2011, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$1,196,978
Class B	0.75%	0.25%	1.00%	1.00%	331,676
Class C	0.75%	0.25%	1.00%	1.00%	833,515
Class R1	0.75%	0.25%	1.00%	1.00%	45,501
Class R2	0.25%	0.25%	0.50%	0.50%	161,774
Class R3	—	0.25%	0.25%	0.25%	65,632
Total Distribution and Service Fees					$2,635,076

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2011 based on each class’ average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C

39

Notes to Financial Statements (unaudited) – continued

shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2011, were as follows:

Amount
Class A	$13,401
Class B	51,120
Class C	16,826

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended October 31, 2011, the fee was $319,824, which equated to 0.0421% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended October 31, 2011, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $719,567.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended October 31, 2011 was equivalent to an annual effective rate of 0.0153% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current

40

Notes to Financial Statements (unaudited) – continued

independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $1,205 and the Retirement Deferral plan resulted in an expense of $383. Both amounts are included in independent Trustees’ compensation for the six months ended October 31, 2011. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $57,948 at October 31, 2011, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended October 31, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $5,309 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $3,225, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions, and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$—	$3,756,575
Investments (non-U.S. Government securities)	$529,153,339	$296,663,053

41

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 10/31/11		Year ended 4/30/11
	Shares	Amount	Shares	Amount
Shares sold
Class A	19,744,874	$266,780,990	25,068,954	$335,889,961
Class B	1,285,045	17,323,382	1,778,163	23,678,115
Class C	3,483,026	46,884,792	4,506,346	60,185,064
Class I	5,711,081	76,819,402	6,494,110	87,809,748
Class R1	101,442	1,365,896	171,673	2,287,198
Class R2	627,603	8,472,682	1,418,454	18,937,633
Class R3	727,444	9,837,310	1,709,593	22,926,866
Class R4	868,306	11,807,961	2,137,457	28,605,669
	32,548,821	$439,292,415	43,284,750	$580,320,254
Shares issued to shareholders in reinvestment of distributions
Class A	1,597,549	$21,609,296	2,870,950	$38,526,762
Class B	93,763	1,265,378	184,682	2,470,334
Class C	181,652	2,447,922	301,851	4,034,817
Class I	190,917	2,581,858	131,073	1,757,966
Class R1	15,556	209,882	36,392	486,165
Class R2	113,847	1,540,329	245,253	3,288,385
Class R3	103,869	1,405,349	201,390	2,699,945
Class R4	150,323	2,034,782	289,220	3,881,234
	2,447,476	$33,094,796	4,260,811	$57,145,608
Shares reacquired
Class A	(7,719,695)	$(104,425,342)	(22,370,692)	$(300,269,563)
Class B	(823,337)	(11,120,528)	(2,030,357)	(27,076,177)
Class C	(1,209,645)	(16,294,946)	(2,567,593)	(34,279,238)
Class I	(1,824,356)	(24,574,099)	(1,549,276)	(20,776,832)
Class R1	(108,876)	(1,477,865)	(342,928)	(4,558,393)
Class R2	(812,927)	(10,994,641)	(1,764,537)	(23,633,942)
Class R3	(465,352)	(6,299,134)	(1,979,688)	(26,535,308)
Class R4	(875,898)	(11,886,086)	(1,860,900)	(24,944,221)
	(13,840,086)	$(187,072,641)	(34,465,971)	$(462,073,674)
Net change
Class A	13,622,728	$183,964,944	5,569,212	$74,147,160
Class B	555,471	7,468,232	(67,512)	(927,728)
Class C	2,455,033	33,037,768	2,240,604	29,940,643
Class I	4,077,642	54,827,161	5,075,907	68,790,882
Class R1	8,122	97,913	(134,863)	(1,785,030)
Class R2	(71,477)	(981,630)	(100,830)	(1,407,924)
Class R3	365,961	4,943,525	(68,705)	(908,497)
Class R4	142,731	1,956,657	565,777	7,542,682
	21,156,211	$285,314,570	13,079,590	$175,392,188

42

Notes to Financial Statements (unaudited) – continued

Class W shares were not available for sale during the period. Please see the fund’s prospectus for details.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended October 31, 2011, the fund’s commitment fee and interest expense were $5,445 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	30,792,573	344,237,110	(288,065,802)	86,963,881

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$24,389	$86,963,881

43

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2011 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2010 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers,

44

Board Review of Investment Advisory Agreement – continued

reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc., the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2010, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for each of the one and five-year periods ended December 31, 2010 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

45

Board Review of Investment Advisory Agreement – continued

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate schedule is subject to a contractual breakpoint that reduces the Fund’s advisory fee rate on average daily net assets over $1.1 billion. The Trustees concluded that the existing breakpoint was sufficient to allow the Fund to benefit from economics of scale as its assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund

46

Board Review of Investment Advisory Agreement – continued

represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2011.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

47

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the Fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

48

Save paper with eDelivery.

MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS® Limited Maturity Fund

SEMIANNUAL REPORT

October 31, 2011

MQL-SEM

MFS® LIMITED MATURITY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

We are indeed living through some volatile times. Economic uncertainty is everywhere, as it seems no place in the world has been unmoved by crisis this year. We have seen a devastating earthquake and tsunami that have led to disruptions in the Japanese markets and supply chains. Protests have changed the face of the Middle East and left in their wake lingering tensions and resultant higher oil prices. We have seen debt limits tested in Europe and the United States and policymakers grappling to craft often unpopular monetary and fiscal responses at a time when consumers and businesses struggle with what appears to be a slowing global economy. On top of all of that, we have seen long-term U.S. debt lose its Standard & Poor’s AAA rating.

When markets become volatile, managing risk becomes a top priority for investors and their advisors. At MFS® risk management is foremost in our minds in all market climates. Our analysts and portfolio managers keep risks firmly in mind when evaluating securities. Additionally, we have a team of quantitative analysts that measures and assesses the risk profiles of our portfolios and securities on an ongoing basis. The chief investment risk officer, who oversees the team, reports directly to the firm’s president and chief investment officer so the risk associated with each portfolio can be assessed objectively and independently of the portfolio management team.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

December 16, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
High Grade Corporates	71.2%
Non-U.S. Government Bonds	13.6%
Asset-Backed Securities	4.0%
Emerging Markets Bonds	3.3%
Mortgage-Backed Securities	2.9%
Commercial Mortgage-Backed Securities	1.6%
U.S. Government Agencies	1.6%
Collateralized Debt Obligations	0.5%
High Yield Corporates	0.2%
U.S. Treasury Securities	(3.5)%

Composition including fixed income credit quality (a)(i)
AAA	15.8%
AA	16.9%
A	31.6%
BBB	28.5%
BB	0.7%
B	0.1%
CCC	0.5%
CC	0.2%
D	0.1%
Federal Agencies	4.5%
Not Rated	(3.5)%
Cash & Other	4.6%

Portfolio facts (i)
Average Duration (d)	1.6
Average Effective Maturity (m)	2.3 yrs.

Issuer country weightings (i)(x)
United States	57.2%
United Kingdom	8.9%
France	4.4%
Netherlands	3.7%
Canada	3.1%
Sweden	2.4%
Australia	2.4%
Spain	1.9%
Supranational	1.8%
Other Countries	14.2%

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures, which have not been rated by any rating agency. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund itself has not been rated.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s total net assets.

Percentages are based on net assets as of 10/31/11.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

May 1, 2011 through October 31, 2011

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2011 through October 31, 2011.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/11	Ending Account Value 10/31/11	Expenses Paid During Period (p) 5/01/11-10/31/11
A	Actual	0.74%	$1,000.00	$1,003.39	$3.73
	Hypothetical (h)	0.74%	$1,000.00	$1,021.42	$3.76
B	Actual	1.50%	$1,000.00	$997.85	$7.53
	Hypothetical (h)	1.50%	$1,000.00	$1,017.60	$7.61
C	Actual	1.59%	$1,000.00	$999.13	$7.99
	Hypothetical (h)	1.59%	$1,000.00	$1,017.14	$8.06
I	Actual	0.59%	$1,000.00	$1,004.11	$2.97
	Hypothetical (h)	0.59%	$1,000.00	$1,022.17	$3.00
R1	Actual	1.59%	$1,000.00	$999.10	$7.99
	Hypothetical (h)	1.59%	$1,000.00	$1,017.14	$8.06
R2	Actual	0.99%	$1,000.00	$1,002.13	$4.98
	Hypothetical (h)	0.99%	$1,000.00	$1,020.16	$5.03
R3	Actual	0.84%	$1,000.00	$1,001.25	$4.23
	Hypothetical (h)	0.84%	$1,000.00	$1,020.91	$4.27
R4	Actual	0.59%	$1,000.00	$1,004.14	$2.97
	Hypothetical (h)	0.59%	$1,000.00	$1,022.17	$3.00
529A	Actual	0.80%	$1,000.00	$1,003.05	$4.03
	Hypothetical (h)	0.80%	$1,000.00	$1,021.11	$4.06
529B	Actual	1.56%	$1,000.00	$999.23	$7.84
	Hypothetical (h)	1.56%	$1,000.00	$1,017.29	$7.91
529C	Actual	1.66%	$1,000.00	$998.80	$8.34
	Hypothetical (h)	1.66%	$1,000.00	$1,016.79	$8.42

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 0.78%, 1.54%, and 1.64% for Classes 529A, 529B, and 529C, respectively; the actual expenses paid during the period would have been approximately $3.93, $7.74, and $8.24 for Classes 529A, 529B, and 529C, respectively; and the hypothetical expenses paid during the period would have been approximately $3.96, $7.81, and $8.31 for Classes 529A, 529B, and 529C, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

10/31/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 97.7%
Issuer	Shares/Par	Value ($)

Airlines - 0.3%
Continental Airlines, Inc., FRN, 0.677%, 2013	$3,500,546	$3,303,266

Apparel Manufacturers - 0.2%
VF Corp., FRN, 1.058%, 2013	$2,200,000	$2,198,255

Asset-Backed & Securitized - 6.1%
Ally Auto Receivables Trust, “A2”, 0.67%, 2013	$2,893,765	$2,894,231
Anthracite Ltd., “A”, CDO, FRN, 0.605%, 2019 (z)	398,019	332,345
Bayview Commercial Asset Trust, FRN, 0.555%, 2035 (z)	1,278,900	975,661
Bayview Commercial Asset Trust, FRN, 0.515%, 2036 (z)	1,084,455	815,560
Bayview Commercial Asset Trust, FRN, 3.175%, 2036 (i)(z)	5,812,418	235,699
Bayview Financial Acquisition Trust, FRN, 5.638%, 2036	2,370,000	2,042,317
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041	1,360,581	1,347,434
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.846%, 2040 (z)	987,412	555,226
BMW Vehicle Lease Trust, 0.58%, 2012	1,419,125	1,418,866
Brascan Real Estate, CDO, FRN, 2.009%, 2040 (z)	1,526,000	1,068,200
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)	3,911,455	3,872,341
Chrysler Financial Auto Securitization Trust, 0.69%, 2013	1,653,381	1,653,379
Commercial Mortgage Asset Trust, FRN, 0.737%, 2032 (i)(z)	16,211,592	205,579
Commercial Mortgage Pass-Through Certificates, FRN, 0.433%, 2017 (n)	3,400,000	3,375,602
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.303%, 2035	891,103	809,125
Credit-Based Asset Servicing & Securitization LLC, FRN, 3.62%, 2037	2,765,941	1,018,580
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.419%, 2037	3,984,540	1,354,381
Ford Credit Auto Lease Trust, “A2”, 0.75%, 2012 (n)	2,800,540	2,800,473
Ford Credit Auto Lease Trust, “A2”, 0.74%, 2013	1,740,000	1,740,571
Ford Credit Auto Owner Trust, “A2”, 0.68%, 2014	500,000	501,660
FUEL Trust, 4.207%, 2016 (n)	3,170,000	3,182,328
Gramercy Real Estate Ltd., CDO, FRN, 0.738%, 2035 (z)	1,678,306	1,342,645
Hertz Global Holdings, Inc., 4.26%, 2014 (n)	2,990,000	3,094,072
Hertz Vehicle Financing LLC, 2010-1A, “A1”, 2.6%, 2015 (n)	2,010,000	2,031,632
Hyundai Auto Receivables Trust, “A3”, 1.16%, 2015	2,520,000	2,537,364
IMPAC CMB Trust, FRN, 0.985%, 2034	386,779	311,528
IMPAC CMB Trust, FRN, 1.165%, 2034	407,135	262,072

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Asset-Backed & Securitized - continued
IMPAC Secured Assets Corp., FRN, 0.595%, 2036	$1,255,457	$1,116,558
Interstar Millennium Trust, FRN, 0.743%, 2036	485,626	449,612
John Deere Owner Trust, “A2”, 0.64%, 2014	2,750,000	2,749,373
JPMorgan Chase Commercial Mortgage Securities Corp., 5.298%, 2047	5,000,000	5,034,970
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.301%, 2037	3,025,034	3,098,331
JPMorgan Mortgage Acquisition Corp., FRN, 5.532%, 2036	3,700,000	3,173,871
LB Commercial Conduit Mortgage Trust, FRN, 1.54%, 2035 (i)	4,550,113	212,904
Mercedes-Benz Auto Lease Trust, “A2”, 0.79%, 2013 (n)	3,157,728	3,159,468
Merrill Lynch Mortgage Investors, Inc., 5.45%, 2037	2,088,218	573,022
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.878%, 2046	2,025,661	2,023,764
Morgan Stanley Capital I, Inc., FRN, 1.101%, 2031 (i)(z)	1,646,855	24,365
Nationslink Funding Corp., FRN, 1.272%, 2030 (i)	3,287,080	63,690
Nissan Auto Lease Trust, “A2”, 0.9%, 2013	3,096,278	3,100,098
Option One Mortgage Loan Trust, FRN, 5.611%, 2037	1,990,000	896,234
Ownit Mortgage Loan Asset-Backed Certificates, FRN, 5.29%, 2036	2,355,183	1,203,362
Smart Trust, “A2B”, FRN, 0.993%, 2013 (z)	2,298,000	2,298,002
Thornburg Mortgage Securities Trust, FRN, 0.925%, 2043	1,717,623	1,502,559
Wachovia Bank Commercial Mortgage Trust, 5.275%, 2048	510,993	511,105
Wachovia Bank Commercial Mortgage Trust, “A3”, FRN, 5.899%, 2051	1,250,000	1,325,728

		$74,295,887
Automotive - 2.1%
American Honda Finance Corp., 2.375%, 2013 (n)	$4,050,000	$4,068,148
American Honda Finance Corp., 1.625%, 2013 (n)	1,800,000	1,809,754
American Honda Finance Corp., 1.85%, 2014 (z)	1,700,000	1,720,194
BMW US Capital LLC, 4.25%, 2011	1,900,000	1,908,514
Daimler Finance North America LLC, FRN, 1.543%, 2013 (z)	4,020,000	4,020,318
Harley-Davidson Financial Services, 3.875%, 2016 (n)	4,620,000	4,740,319
Nissan Motor Acceptance Corp., 3.25%, 2013 (n)	1,500,000	1,526,339
RCI Banque S.A., FRN, 2.261%, 2014 (n)	4,820,000	4,466,439
Toyota Motor Credit Corp., 3.2%, 2015	1,270,000	1,341,220

		$25,601,245
Banks & Diversified Financials (Covered Bonds) - 2.1%
Bank of Nova Scotia, 1.45%, 2013 (n)	$5,540,000	$5,586,093
BNP Paribas Home Loan, 2.2%, 2015 (n)	4,260,000	4,097,971
Canadian Imperial Bank of Commerce, 2%, 2013 (n)	1,496,000	1,516,595
Compagnie de Financement Foncier, 2.125%, 2013 (n)	3,500,000	3,493,851

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Banks & Diversified Financials (Covered Bonds) - continued
Compagnie de Financement Foncier, FRN, 1.166%, 2012 (n)	$4,700,000	$4,697,288
SpareBank 1 Boligkreditt A.S., 2.625%, 2016 (n)	2,260,000	2,298,366
Stadshypotek AB, FRN, 0.919%, 2013 (n)	4,200,000	4,195,094

		$25,885,258
Broadcasting - 0.6%
NBC Universal Media LLC, 2.1%, 2014	$2,100,000	$2,136,626
WPP Finance, 8%, 2014	4,550,000	5,201,624

		$7,338,250
Brokerage & Asset Managers - 0.8%
BlackRock, Inc., 3.5%, 2014	$3,700,000	$3,965,778
Franklin Resources, Inc., 2%, 2013	3,290,000	3,337,735
TD AMERITRADE Holding Corp., 2.95%, 2012	2,548,000	2,599,403

		$9,902,916
Building - 0.1%
CRH America, Inc., 5.3%, 2013	$1,400,000	$1,461,844

Cable TV - 0.9%
Comcast Corp., 5.3%, 2014	$2,250,000	$2,444,681
DIRECTV Holdings LLC, 4.75%, 2014	3,000,000	3,255,468
Time Warner Cable, Inc., 5.4%, 2012	5,409,000	5,568,138

		$11,268,287
Chemicals - 1.3%
Dow Chemical Co., 7.6%, 2014	$6,030,000	$6,842,874
Potash Corp. of Saskatchewan, Inc., 5.25%, 2014	3,210,000	3,535,369
PPG Industries, Inc., 5.75%, 2013	5,201,000	5,519,483

		$15,897,726
Computer Software - 0.6%
Adobe Systems, Inc., 3.25%, 2015	$4,085,000	$4,276,055
Oracle Corp., 3.75%, 2014	2,430,000	2,635,461

		$6,911,516
Conglomerates - 0.8%
ABB Treasury Center USA, Inc., 2.5%, 2016 (n)	$3,510,000	$3,560,256
Danaher Corp., 1.3%, 2014	2,350,000	2,376,485
Ingersoll-Rand Global Holding Co. Ltd., 6%, 2013	2,575,000	2,770,404
Ingersoll-Rand Global Holding Co. Ltd., 9.5%, 2014	1,025,000	1,204,926

		$9,912,071
Consumer Products - 2.0%
Clorox Co., 5%, 2013	$5,850,000	$6,136,931

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Consumer Products - continued
Mattel, Inc., 5.625%, 2013	$3,330,000	$3,521,508
Newell Rubbermaid, Inc., 5.5%, 2013	4,360,000	4,601,945
Phillips Electronics N.V., 7.25%, 2013	400,000	442,095
Procter & Gamble Co., 0.7%, 2014	2,360,000	2,358,893
Royal Philips Electronics N.V., 4.625%, 2013	3,980,000	4,178,598
Whirlpool Corp., 8%, 2012	3,511,000	3,627,593

		$24,867,563
Consumer Services - 0.8%
Western Union Co., 5.4%, 2011	$5,500,000	$5,510,170
Western Union Co., FRN, 0.913%, 2013	4,190,000	4,200,731

		$9,710,901
Defense Electronics - 0.5%
BAE Systems Holdings, Inc., 6.4%, 2011 (n)	$3,495,000	$3,516,421
BAE Systems Holdings, Inc., 4.95%, 2014 (n)	2,640,000	2,802,991

		$6,319,412
Electronics - 1.1%
Applied Materials, Inc., 2.65%, 2016	$1,670,000	$1,720,604
Broadcom Corp., 1.5%, 2013	1,400,000	1,420,412
Texas Instruments, Inc., 1.375%, 2014	5,160,000	5,225,537
Tyco Electronics Ltd., 6%, 2012	4,751,000	4,962,343

		$13,328,896
Emerging Market Quasi-Sovereign - 1.6%
Banco do Nordeste do Brasil (BNB), 3.625%, 2015 (n)	$979,000	$974,105
Corporacion Nacional del Cobre de Chile, 4.75%, 2014 (n)	5,420,000	5,786,663
Korea Expressway Corp., 4.5%, 2015 (n)	2,479,000	2,568,730
Mubadala Development Co., 5.75%, 2014 (n)	3,197,000	3,457,926
National Agricultural Co., 5%, 2014 (n)	2,541,000	2,676,961
Petrobras International Finance Co., 3.875%, 2016	3,624,000	3,708,443

		$19,172,828
Emerging Market Sovereign - 0.4%
State of Qatar, 5.15%, 2014 (n)	$1,588,000	$1,726,950
State of Qatar, 5.15%, 2014	3,000,000	3,262,500

		$4,989,450
Energy - Independent - 0.6%
Encana Corp., 6.3%, 2011	$3,200,000	$3,200,000
EnCana Holdings Finance Corp., 5.8%, 2014	3,545,000	3,887,823

		$7,087,823

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Integrated - 3.3%
BG Energy Capital PLC, 2.875%, 2016 (z)	$3,830,000	$3,936,064
BP Capital Markets PLC, 3.125%, 2015	5,300,000	5,549,842
Cenovus Energy, Inc., 4.5%, 2014	2,170,000	2,350,242
ConocoPhillips, 5.5%, 2013	1,700,000	1,817,201
ConocoPhillips, 4.75%, 2014	1,740,000	1,896,149
Hess Corp., 7%, 2014	3,740,000	4,182,670
Husky Energy, Inc., 5.9%, 2014	2,965,000	3,252,955
Petro-Canada Financial Partnership, 5%, 2014	2,950,000	3,193,148
Royal Dutch Shell PLC, 3.1%, 2015	5,780,000	6,154,186
Statoil A.S.A., 2.9%, 2014	4,380,000	4,629,577
TOTAL S.A., 3%, 2015	2,810,000	2,981,407

		$39,943,441
Financial Institutions - 1.6%
General Electric Capital Corp., 5.45%, 2013	$600,000	$631,004
General Electric Capital Corp., 4.8%, 2013	1,820,000	1,915,308
General Electric Capital Corp., 1.875%, 2013	3,030,000	3,061,382
General Electric Capital Corp., FRN, 0.384%, 2012	1,570,000	1,572,030
General Electric Capital Corp., FRN, 1.234%, 2014	6,000,000	5,932,038
NYSE Euronext, Inc., 4.8%, 2013	3,230,000	3,424,504
ORIX Corp., 5.48%, 2011	3,240,000	3,247,446

		$19,783,712
Food & Beverages - 5.2%
Anheuser-Busch InBev S.A., 3%, 2012	$2,000,000	$2,041,516
Anheuser-Busch InBev S.A., 3.625%, 2015	1,350,000	1,457,050
Anheuser-Busch InBev S.A., FRN, 1.088%, 2013	2,000,000	2,010,936
Brown-Forman Corp., 5.2%, 2012	3,780,000	3,844,415
Cargill, Inc., 6.375%, 2012 (n)	350,000	361,655
Coca Cola Co., 0.75%, 2013	1,570,000	1,574,371
Coca-Cola Co., 1.8%, 2016 (n)	3,140,000	3,132,731
Conagra Foods, Inc., 5.875%, 2014	4,000,000	4,397,320
Diageo Capital PLC, 5.125%, 2012	7,130,000	7,199,375
Diageo Capital PLC, 7.375%, 2014	3,520,000	4,007,256
Dr Pepper Snapple Group, Inc., 1.7%, 2011	3,160,000	3,163,978
Dr Pepper Snapple Group, Inc., 2.35%, 2012	2,240,000	2,273,954
General Mills, Inc., 5.25%, 2013	2,100,000	2,255,310
General Mills, Inc., 5.2%, 2015	1,990,000	2,217,984
H.J. Heinz Co., 5.35%, 2013	1,500,000	1,609,374
Kraft Foods, Inc., 6.25%, 2012	1,031,000	1,063,550
Kraft Foods, Inc., 6.75%, 2014	1,100,000	1,240,624
Miller Brewing Co., 5.5%, 2013 (n)	6,225,000	6,677,172
PepsiAmericas, Inc., 4.5%, 2013	3,000,000	3,148,572

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Food & Beverages - continued
PepsiCo, Inc., 2.5%, 2016	$3,400,000	$3,534,405
Wm. Wrigley Jr. Co., 2.45%, 2012 (n)	6,263,000	6,331,899

		$63,543,447
Food & Drug Stores - 0.2%
CVS Caremark Corp., 3.25%, 2015	$2,372,000	$2,507,908

Gaming & Lodging - 0.2%
Marriott International, Inc., 5.625%, 2013	$2,370,000	$2,457,915

Industrial - 0.3%
Cornell University, 4.35%, 2014	$3,070,000	$3,318,363
President & Fellows Harvard College, 5%, 2014 (n)	871,000	958,466

		$4,276,829
Insurance - 3.2%
Aflac, Inc., 3.45%, 2015	$3,840,000	$3,930,290
American International Group, Inc., 3.65%, 2014	2,670,000	2,626,316
Lincoln National Corp., 4.3%, 2015	2,060,000	2,150,362
MassMutual Global Funding, FRN, 0.781%, 2014 (n)	2,870,000	2,869,776
MetLife, Inc., FRN, 1.519%, 2013	5,570,000	5,600,869
Metropolitan Life Global Funding I, 2.875%, 2012 (n)	2,120,000	2,151,785
Metropolitan Life Global Funding I, 5.125%, 2013 (n)	2,250,000	2,365,034
Metropolitan Life Global Funding I, 5.125%, 2014 (n)	1,450,000	1,567,523
New York Life Global Funding, 4.65%, 2013 (n)	4,262,000	4,484,839
Pricoa Global Funding, 4.625%, 2012 (n)	740,000	757,680
Pricoa Global Funding, FRN, 0.528%, 2012 (n)	2,970,000	2,966,445
Principal Financial Group, Inc., 7.875%, 2014	3,000,000	3,411,894
Prudential Financial, Inc., 3.625%, 2012	1,770,000	1,809,282
UnumProvident Corp., 6.85%, 2015 (n)	2,590,000	2,861,372

		$39,553,467
Insurance - Health - 0.7%
UnitedHealth Group, Inc., 4.875%, 2013	$4,500,000	$4,709,201
WellPoint, Inc., 6.8%, 2012	3,580,000	3,740,090
WellPoint, Inc., 5%, 2014	120,000	132,096

		$8,581,387
Insurance - Property & Casualty - 1.3%
ACE Ltd., 2.6%, 2015	$2,890,000	$2,956,071
Allstate Corp., 6.2%, 2014	1,490,000	1,678,053
Aon Corp., 3.5%, 2015	3,200,000	3,315,978
AXIS Capital Holdings Ltd., 5.75%, 2014	3,480,000	3,722,532

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Insurance - Property & Casualty - continued
Berkshire Hathaway, Inc., FRN, 0.986%, 2014	$3,210,000	$3,216,882
ZFS Finance USA Trust IV, 5.875% to 2012, FRN to 2062 (n)	648,000	628,560

		$15,518,076
International Market Quasi-Sovereign - 10.3%
Achmea Hypotheekbank N.V., FRN, 0.607%, 2014 (n)	$2,500,000	$2,488,898
ANZ National Bank Ltd. Group, 3.25%, 2012 (n)	4,290,000	4,339,382
Bank of England, 2.375%, 2012 (n)	2,400,000	2,415,977
Bank of Ireland, 2.75%, 2012 (n)	2,190,000	2,130,152
Commonwealth Bank of Australia, 2.4%, 2012 (n)	1,950,000	1,957,149
Commonwealth Bank of Australia, 2.9%, 2014 (n)	2,000,000	2,111,574
Danske Bank A/S, FRN, 0.658%, 2012 (n)	5,170,000	5,166,417
Eksportfinans A.S.A., 3%, 2014	5,000,000	5,219,385
Electricite de France PLC, 5.5%, 2014 (n)	5,310,000	5,765,890
Finance for Danish Industry A.S., FRN, 0.542%, 2012 (n)	3,790,000	3,800,502
Finance for Danish Industry A.S., FRN, 0.561%, 2012 (n)	2,590,000	2,590,145
Finance for Danish Industry A.S., FRN, 0.708%, 2013 (n)	3,500,000	3,497,060
ING Bank N.V., 2.625%, 2012 (n)	4,770,000	4,796,645
ING Bank N.V., 3.9%, 2014 (n)	3,700,000	3,954,727
Irish Life & Permanent PLC, 3.6%, 2013 (e)(n)	5,300,000	4,619,273
KfW Bankengruppe, 1.375%, 2013	6,900,000	7,001,823
KfW Bankengruppe, 3.5%, 2014	3,066,000	3,265,183
Kommunalbanken AS, 1%, 2014 (n)	2,080,000	2,090,381
Kommunalbanken AS, 1.75%, 2015 (n)	1,000,000	1,018,589
Landwirtschaftliche Rentenbank, 4.125%, 2013	4,040,000	4,276,990
Landwirtschaftliche Rentenbank, 3.125%, 2016 (n)	1,700,000	1,828,387
LeasePlan Corp. N.V., 3%, 2012 (n)	1,600,000	1,618,552
Lloyds TSB Bank PLC, FRN, 1.372%, 2012 (n)	4,330,000	4,346,541
Macquarie Bank, 2.6%, 2012 (n)	2,680,000	2,692,572
Nationwide Building Society, FRN, 0.472%, 2012 (n)	7,000,000	7,006,293
Nederlandse Waterschapsbank N.V., 1.375%, 2014 (n)	1,550,000	1,566,194
Royal Bank of Scotland PLC, FRN, 0.981%, 2012 (n)	5,406,000	5,422,467
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	7,550,000	7,976,160
Swedbank AB, 2.8%, 2012 (n)	780,000	784,933
Swedish Export Credit Corp., FRN, 1.036%, 2014	8,640,000	8,761,444
Swedish Housing Finance Corp., 3.125%, 2012 (n)	4,740,000	4,788,040
Vestjysk Bank A/S, FRN, 0.9%, 2013 (n)	2,940,000	2,955,603
Westpac Banking Corp., 3.45%, 2014 (n)	3,370,000	3,606,456

		$125,859,784
International Market Sovereign - 1.3%
Kingdom of Belgium, 2.875%, 2014	$2,500,000	$2,498,888
Kingdom of Spain, 2%, 2012 (n)	2,700,000	2,658,501

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
International Market Sovereign - continued
Kingdom of Spain, 3.625%, 2013	$6,790,000	$6,748,031
Republic of Iceland, 4.875%, 2016 (n)	3,494,000	3,449,955

		$15,355,375
Local Authorities - 0.8%
Louisiana Gas & Fuels Tax Rev. (Build America Bonds), FRN, 3%, 2043	$3,730,000	$3,802,959
Province of Ontario, 2.625%, 2012	1,050,000	1,055,006
Province of Ontario, 2.3%, 2016	4,700,000	4,809,787

		$9,667,752
Major Banks - 12.4%
ABN AMRO Bank N.V., 3%, 2014 (n)	$400,000	$397,270
ABN Amro Bank N.V., FRN, 2.198%, 2014 (n)	4,850,000	4,757,782
ANZ National (International) Ltd., 2.375%, 2012 (n)	2,300,000	2,326,878
ANZ National (International) Ltd., FRN, 1.351%, 2013 (n)	3,630,000	3,609,639
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049	3,700,000	2,257,000
Bank of America Corp., 7.375%, 2014	1,075,000	1,149,072
Bank of America Corp., 4.5%, 2015	1,000,000	987,226
Bank of Tokyo-Mitsubishi UFJ, 2.6%, 2013 (n)	4,070,000	4,124,245
Bank of Tokyo-Mitsubishi UFJ, 1.6%, 2013 (n)	1,960,000	1,970,231
Barclays Bank PLC, 2.5%, 2013	2,100,000	2,102,942
Barclays Bank PLC, 5.2%, 2014	3,660,000	3,864,503
Barclays Bank PLC, FRN, 1.438%, 2014	2,360,000	2,272,144
BB&T Corp., 3.85%, 2012	5,080,000	5,195,936
BB&T Corp., 2.05%, 2014	2,000,000	2,028,862
BNP Paribas, 2.125%, 2012	3,250,000	3,214,487
Commonwealth Bank of Australia, 3.75%, 2014 (n)	4,574,000	4,813,321
Credit Suisse (USA), Inc., 6.125%, 2011	5,039,000	5,047,974
Credit Suisse New York, 5.5%, 2014	4,630,000	4,937,580
Credit Suisse New York, FRN, 1.361%, 2014	3,000,000	2,944,638
Goldman Sachs Group, Inc., 6%, 2014	3,930,000	4,175,590
HSBC Bank PLC, 3.1%, 2016 (n)	2,520,000	2,543,494
ING Bank N.V., 2.65%, 2013 (n)	1,850,000	1,845,375
ING Bank N.V., FRN, 1.028%, 2012 (n)	2,250,000	2,248,904
ING Bank N.V., FRN, 1.397%, 2013 (n)	2,140,000	2,111,534
ING Bank N.V., FRN, 1.725%, 2013 (n)	4,750,000	4,659,973
Intesa Sanpaolo S.p.A., FRN, 2.708%, 2014 (n)	2,490,000	2,272,499
JPMorgan Chase & Co., 5.375%, 2012	1,500,000	1,564,056
JPMorgan Chase & Co., FRN, 0.964%, 2013	4,000,000	4,008,060
JPMorgan Chase & Co., FRN, 1.216%, 2014	2,110,000	2,096,104
JPMorgan Chase & Co., FRN, 1.097%, 2014	4,620,000	4,569,171
KeyCorp, 3.75%, 2015	3,850,000	3,927,397

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - continued
Kookmin Bank, 7.25%, 2014 (n)	$2,200,000	$2,465,509
Merrill Lynch & Co., Inc., 6.15%, 2013	3,710,000	3,809,246
Morgan Stanley, 6%, 2014	2,060,000	2,140,153
Morgan Stanley, 6%, 2015	3,290,000	3,467,410
Morgan Stanley, FRN, 2.016%, 2014	3,290,000	3,139,328
PNC Funding Corp., 3.625%, 2015	2,300,000	2,430,180
Royal Bank of Scotland PLC, 4.375%, 2016	4,880,000	4,911,618
Santander UK PLC, 3.875%, 2014 (n)	4,525,000	4,431,337
Societe Generale North America, Inc., FRN, 0.607%, 2012	6,180,000	6,179,660
Standard Chartered PLC, 3.85%, 2015 (n)	3,730,000	3,801,896
Standard Chartered PLC, FRN, 1.231%, 2014 (n)	2,700,000	2,675,214
State Street Corp., 4.3%, 2014	3,750,000	4,052,123
SunTrust Banks, Inc., 3.5%, 2017	4,907,000	4,939,774
Wachovia Corp., 5.5%, 2013	2,250,000	2,392,457
Wells Fargo & Co., 4.375%, 2013	4,530,000	4,711,132
Wells Fargo & Co., 3.75%, 2014	1,350,000	1,439,498

		$151,010,422
Medical & Health Technology & Services - 1.4%
CareFusion Corp., 4.125%, 2012	$1,490,000	$1,520,262
Covidien International Finance SA, 5.45%, 2012	1,896,000	1,979,401
Covidien International Finance SA, 1.875%, 2013	2,670,000	2,712,023
McKesson Corp., 3.25%, 2016	4,190,000	4,440,001
Thermo Fisher Scientific, Inc., 2.15%, 2012	2,900,000	2,944,414
Thermo Fisher Scientific, Inc., 2.25%, 2016	2,960,000	3,033,079

		$16,629,180
Metals & Mining - 1.0%
Anglo American Capital, 2.15%, 2013 (n)	$2,000,000	$1,997,834
ArcelorMittal, 6.5%, 2014	2,710,000	2,851,308
ArcelorMittal, 3.75%, 2015	2,250,000	2,186,870
BHP Billiton Finance Ltd., 5.5%, 2014	2,250,000	2,495,894
Rio Tinto Finance (USA) Ltd., 2.5%, 2016	2,210,000	2,272,362
Vale Inco Ltd., 7.75%, 2012	420,000	433,157

		$12,237,425
Mortgage-Backed - 2.9%
Fannie Mae, 5.07%, 2013	$1,754,581	$1,856,652
Fannie Mae, 5.5%, 2014 - 2019	3,374,651	3,644,903
Fannie Mae, 7%, 2015 - 2016	653,383	713,431
Fannie Mae, 5.152%, 2016	865,441	971,343
Fannie Mae, 5.725%, 2016	2,107,077	2,341,890
Fannie Mae, 6.5%, 2016 - 2017	1,444,092	1,587,690

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 6%, 2017	$1,631,663	$1,773,549
Fannie Mae, 4.5%, 2018 - 2023	4,397,506	4,696,224
Fannie Mae, 5%, 2018	1,531,587	1,654,721
Fannie Mae, 5%, 2023 (f)	2,737,670	2,945,789
Fannie Mae, FRN, 2.355%, 2033	196,403	197,485
Fannie Mae, FRN, 2.375%, 2033	949,873	1,000,086
Fannie Mae, FRN, 2.46%, 2033	130,281	136,593
Freddie Mac, 7.5%, 2015	203,143	221,019
Freddie Mac, 6%, 2016 - 2017	1,167,045	1,265,945
Freddie Mac, 5.5%, 2017 - 2025	4,545,157	4,928,557
Freddie Mac, 5%, 2018 - 2028	4,316,604	4,637,921
Ginnie Mae, FRN, 1.625%, 2032	186,289	192,992

		$34,766,790
Natural Gas - Pipeline - 1.5%
Energy Transfer Partners LP, 5.65%, 2012	$2,750,000	$2,833,641
Energy Transfer Partners LP, 8.5%, 2014	2,500,000	2,840,380
Enterprise Products Operating LP, 3.7%, 2015	4,320,000	4,556,982
Enterprise Products Operating LP, 3.2%, 2016	740,000	766,769
Kinder Morgan Energy Partners LP, 5.85%, 2012	3,000,000	3,106,296
TransCanada PipeLines Ltd., 3.4%, 2015	4,100,000	4,339,444

		$18,443,512
Network & Telecom - 2.0%
AT&T, Inc., 6.7%, 2013	$1,390,000	$1,544,237
AT&T, Inc., 2.4%, 2016	2,750,000	2,811,284
BellSouth Corp., 5.2%, 2014	1,277,000	1,416,027
British Telecommunications PLC, 5.15%, 2013	799,000	834,886
CenturyLink, Inc., 7.875%, 2012	3,420,000	3,563,924
France Telecom, 4.375%, 2014	2,390,000	2,575,266
France Telecom, 2.125%, 2015	1,900,000	1,911,609
Telecom Italia Capital, 5.25%, 2013	1,900,000	1,910,423
Telefonica Emisiones S.A.U., 2.582%, 2013	2,500,000	2,468,503
Verizon Communications, Inc., 5.25%, 2013	2,770,000	2,946,837
Verizon Communications, Inc., 2%, 2016	2,610,000	2,614,946

		$24,597,942
Oil Services - 0.8%
Noble Corp., 5.875%, 2013	$3,800,000	$4,066,125
Noble Corp., 3.45%, 2015	2,270,000	2,399,077
QGOG Atlantic/Alaskan Rigs Ltd., 5.25%, 2018 (n)	3,090,000	3,113,175

		$9,578,377

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Other Banks & Diversified Financials - 4.4%
American Express Centurion Bank, 5.5%, 2013	$4,110,000	$4,344,611
Banco Santander Chile, 2.875%, 2012 (n)	3,418,000	3,421,869
BBVA Senior Finance S.A. Unipersonal, FRN, 2.415%, 2014	3,500,000	3,360,984
Bosphorus Financial Services Ltd., FRN, 2.086%, 2012 (z)	212,500	212,043
Capital One Financial Corp., FRN, 1.553%, 2014	4,550,000	4,465,011
Citigroup, Inc., 5.5%, 2013	4,770,000	4,949,314
Citigroup, Inc., 6.375%, 2014	2,380,000	2,569,315
Citigroup, Inc., 6.01%, 2015	1,880,000	2,021,068
Lloyds TSB Bank PLC, 4.375%, 2015 (n)	4,660,000	4,672,820
Nordea Bank AB, 1.75%, 2013 (n)	4,800,000	4,773,720
Rabobank Nederland N.V., 4.2%, 2014 (n)	3,770,000	3,990,960
Santander International Debt S.A., 2.991%, 2013 (n)	3,100,000	2,999,941
Svenska Handelsbanken AB, 2.875%, 2012 (n)	2,000,000	2,027,630
Svenska Handelsbanken AB, 4.875%, 2014 (n)	3,330,000	3,535,198
UBS AG, 2.25%, 2013	4,000,000	3,989,428
Union Bank, 3%, 2016	1,910,000	1,917,308

		$53,251,220
Pharmaceuticals - 3.0%
Amgen, Inc., 2.3%, 2016	$3,570,000	$3,664,698
AstraZeneca PLC, 5.4%, 2012	1,210,000	1,259,102
Celgene Corp., 2.45%, 2015	5,312,000	5,363,957
Eli Lilly & Co., 3.55%, 2012	1,480,000	1,495,192
Novartis AG, 4.125%, 2014	3,600,000	3,884,994
Pfizer, Inc., 4.45%, 2012	3,740,000	3,793,273
Roche Holding, Inc., 5%, 2014 (n)	5,213,000	5,720,444
Sanofi, 1.2%, 2014	650,000	656,577
Sanofi, FRN, 0.673%, 2014	5,000,000	5,001,435
Teva Pharmaceutical Finance III, 1.7%, 2014	1,410,000	1,418,512
Wyeth, 5.5%, 2014	3,400,000	3,749,333

		$36,007,517
Printing & Publishing - 0.5%
Pearson Dollar Finance PLC, 5.7%, 2014 (n)	$4,900,000	$5,379,303
Pearson PLC, 5.5%, 2013 (n)	780,000	826,214

		$6,205,517
Real Estate - 1.2%
HCP, Inc., REIT, 2.7%, 2014	$2,750,000	$2,725,256
PPF Funding, Inc., REIT, 5.35%, 2012 (n)	3,660,000	3,677,477
Prologis LP, 5.5%, 2012	3,440,000	3,468,180
Simon Property Group, Inc., REIT, 4.2%, 2015	1,000,000	1,056,670

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Real Estate - continued
WEA Finance LLC, REIT, 5.4%, 2012 (n)	$3,500,000	$3,602,305

		$14,529,888
Retailers - 1.8%
AutoZone, Inc., 6.5%, 2014	$5,803,000	$6,453,615
Home Depot, Inc., 5.25%, 2013	3,470,000	3,776,019
Macy’s Retail Holdings, Inc., 5.35%, 2012	1,510,000	1,529,108
Staples, Inc., 9.75%, 2014	3,350,000	3,865,190
Wesfarmers Ltd., 6.998%, 2013 (n)	2,894,000	3,101,352
Wesfarmers Ltd., 2.983%, 2016 (n)	2,900,000	2,939,803

		$21,665,087
Specialty Chemicals - 0.6%
Air Products & Chemicals, Inc., 4.15%, 2013	$1,150,000	$1,200,355
Airgas, Inc., 4.5%, 2014	5,480,000	5,833,367

		$7,033,722
Specialty Stores - 0.4%
Best Buy Co., Inc., 6.75%, 2013	$4,074,000	$4,338,280

Supermarkets - 1.1%
Delhaize Group, 5.875%, 2014	$2,270,000	$2,487,160
Kroger Co., 5%, 2013	2,453,000	2,569,741
Safeway, Inc., 5.8%, 2012	3,644,000	3,771,817
Safeway, Inc., 6.25%, 2014	2,450,000	2,718,143
Woolworths Ltd., 2.55%, 2015 (n)	1,900,000	1,921,993

		$13,468,854
Supranational - 1.8%
Central American Bank for Economic Integration, 5.375%, 2014 (n)	$4,240,000	$4,539,649
Corporacion Andina de Fomento, 6.875%, 2012	3,000,000	3,056,268
European Investment Bank, 1.25%, 2013	6,470,000	6,545,718
European Investment Bank, 3%, 2014	3,730,000	3,930,174
Inter-American Development Bank, 3%, 2014	3,980,000	4,212,241

		$22,284,050
Telecommunications - Wireless - 1.2%
America Movil S.A.B. de C.V., 2.375%, 2016	$1,564,000	$1,561,487
AT&T Wireless Services, Inc., 8.125%, 2012	1,000,000	1,036,876
Crown Castle Towers LLC, 4.523%, 2015 (n)	2,660,000	2,778,482
Crown Castle Towers LLC, 3.214%, 2015 (n)	2,730,000	2,759,697
Vodafone Group PLC, 4.15%, 2014	2,750,000	2,963,353
Vodafone Group PLC, 5.375%, 2015	3,000,000	3,355,284

		$14,455,179

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Tobacco - 0.9%
Altria Group, Inc., 8.5%, 2013	$3,670,000	$4,197,996
B.A.T. International Finance PLC, 8.125%, 2013 (n)	3,415,000	3,851,034
Lorillard Tobacco Co., 3.5%, 2016	2,590,000	2,600,052

		$10,649,082
Transportation - Services - 0.5%
ERAC USA Finance Co., 2.75%, 2013 (n)	$4,455,000	$4,504,001
ERAC USA Finance Co., 2.25%, 2014 (n)	1,900,000	1,910,005

		$6,414,006
U.S. Government Agencies and Equivalents - 1.6%
American Express Co., 3.15%, 2011 (m)	$2,200,000	$2,207,300
FDIC Structured Sale Guarantee Note, 0%, 2012 (n)	1,250,000	1,238,050
General Electric Capital Corp., 2.2%, 2012 (m)	1,690,000	1,711,111
Goldman Sachs Group, Inc., 3.25%, 2012 (m)	1,430,000	1,457,007
Pooled Funding Trust I, 2.74%, 2012 (m)(n)	2,500,000	2,517,673
Pooled Funding Trust II, 2.625%, 2012 (m)(n)	3,430,000	3,462,757
Small Business Administration, 5.1%, 2016	1,162,867	1,225,021
Small Business Administration, 5.46%, 2016	841,333	892,711
Small Business Administration, 5.68%, 2016	834,866	886,719
Small Business Administration, 5.94%, 2016	821,523	879,196
Small Business Administration, 5.37%, 2016	465,181	496,157
U.S. Central Federal Credit Union, 1.9%, 2012	2,590,000	2,632,409

		$19,606,111
Utilities - Electric Power - 5.4%
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)	$2,770,000	$2,852,704
DTE Energy Co., FRN, 1.031%, 2013	1,880,000	1,879,199
Duke Energy Corp., 5.65%, 2013	4,010,000	4,293,996
Duke Energy Corp., 6.3%, 2014	2,000,000	2,212,592
Duke Energy Corp., 3.35%, 2015	960,000	1,010,636
Duquesne Light Co., 6.7%, 2012	1,400,000	1,433,718
EDP Finance B.V., 5.375%, 2012 (n)	3,950,000	3,941,199
Enel Finance International S.A., 5.7%, 2013 (n)	3,010,000	3,088,341
Enel Finance International S.A., 3.875%, 2014 (n)	3,300,000	3,305,181
Exelon Generation Co. LLC, 5.35%, 2014	2,500,000	2,672,760
FirstEnergy Corp., 6.45%, 2011	57,000	57,093
Georgia Power Co., 6%, 2013	1,120,000	1,230,028
Iberdrola Finance Ireland Ltd., 3.8%, 2014 (n)	5,150,000	5,224,098
Niagara Mohawk Power Corp., 3.553%, 2014 (n)	3,280,000	3,435,944
Oncor Electric Delivery Co., 5.95%, 2013	6,720,000	7,249,133
PG&E Corp., 5.75%, 2014	3,100,000	3,394,001
PPL WEM Holdings PLC, 3.9%, 2016 (n)	3,810,000	3,959,676

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Utilities - Electric Power - continued
Progress Energy, Inc., 6.05%, 2014	$2,000,000	$2,217,344
PSEG Power LLC, 2.75%, 2016	2,570,000	2,586,307
Southern Co., 4.15%, 2014	2,260,000	2,433,683
Southern Co., 2.375%, 2015	6,530,000	6,654,841

		$65,132,474
Total Bonds (Identified Cost, $1,175,629,973)		$1,188,807,122

Money Market Funds (v) - 2.2%
MFS Institutional Money Market Portfolio, 0.07%, at Cost and Net Asset Value	27,313,672	$27,313,672
Total Investments (Identified Cost, $1,202,943,645)		$1,216,120,794

Other Assets, Less Liabilities - 0.1%		649,268
Net Assets - 100.0%		$1,216,770,062

(e)	Guaranteed by Minister for Finance of Ireland.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(m)	The debt is guaranteed under the Federal Deposit Insurance Corporation’s (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $394,767,158, representing 32.4% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
American Honda Finance Corp., 1.85%, 2014	9/13/11	$1,699,247	$1,720,194
Anthracite Ltd., “A”, CDO, FRN, 0.605%, 2019	5/11/11	365,574	332,345
BG Energy Capital PLC, 2.875%, 2016	10/06/11	3,823,669	3,936,064
Bayview Commercial Asset Trust, FRN, 0.555%, 2035	6/09/05	1,278,900	975,661
Bayview Commercial Asset Trust, FRN, 0.515%, 2036	2/23/06	1,084,455	815,560

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Bayview Commercial Asset Trust, FRN, 3.175%, 2036	5/16/06	$439,740	$235,699
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.846%, 2040	3/01/06	987,412	555,226
Bosphorus Financial Services Ltd., FRN, 2.086%, 2012	3/08/05	212,500	212,043
Brascan Real Estate, CDO, FRN, 2.009%, 2040	9/14/04	1,526,000	1,068,200
Commercial Mortgage Asset Trust, FRN, 0.737%, 2032	8/25/03	210,979	205,579
Daimler Finance North America LLC, FRN, 1.543%, 2013	9/07/11	4,020,000	4,020,318
Gramercy Real Estate Ltd., CDO, FRN, 0.738%, 2035	6/21/05-1/18/07	1,678,366	1,342,645
Morgan Stanley Capital I, Inc., FRN, 1.101%, 2031	6/10/03	40,859	24,365
Smart Trust, “A2B”, FRN, 0.993%, 2013	3/10/11	2,298,000	2,298,002
Total Restricted Securities			$17,741,901
% of Net assets			1.5%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Derivative Contracts at 10/31/11

Futures Contracts Outstanding at 10/31/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr (Short)	USD	351	$43,035,891	December - 2011	$(9,455)

Swap Agreements at 10/31/11

Expiration		Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Asset Derivatives
Credit Default Swaps
9/20/14	USD	4,770,000(a	)	Goldman Sachs International	1.00% (fixed rate)	(1)	$64,420

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by Cargill, Inc., 7.375%, 10/1/25, an A rated bond. The fund entered into the contract to gain issuer exposure.
(a)	Net unamortized premiums received by the fund amounted to $6,370.

Portfolio of Investments (unaudited) – continued

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

At October 31, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 10/31/11 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $1,175,629,973)	$1,188,807,122
Underlying affiliated funds, at cost and value	27,313,672
Total investments, at value (identified cost, $1,202,943,645)	$1,216,120,794
Cash	25,617
Receivables for
Investments sold	28
Fund shares sold	3,562,323
Interest	10,202,468
Swaps, at value (net unamortized premiums received, $6,370)	64,420
Total assets	$1,229,975,650
Liabilities
Payables for
Distributions	$525,166
Daily variation margin on open futures contracts	191,953
Investments purchased	7,494,551
Fund shares reacquired	4,365,177
Payable to affiliates
Investment adviser	55,310
Shareholder servicing costs	331,687
Distribution and service fees	42,444
Program manager fees	242
Payable for independent Trustees’ compensation	7,910
Accrued expenses and other liabilities	191,148
Total liabilities	$13,205,588
Net assets	$1,216,770,062
Net assets consist of
Paid-in capital	$1,324,644,937
Unrealized appreciation (depreciation) on investments	13,238,484
Accumulated net realized gain (loss) on investments	(116,468,505)
Accumulated distributions in excess of net investment income	(4,644,854)
Net assets	$1,216,770,062
Shares of beneficial interest outstanding	198,945,075

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$668,602,338	109,223,959	$6.12
Class B	13,605,432	2,228,995	6.10
Class C	227,061,068	37,128,245	6.12
Class I	248,732,758	40,759,014	6.10
Class R1	884,439	144,934	6.10
Class R2	5,077,612	829,691	6.12
Class R3	7,560,829	1,236,532	6.11
Class R4	875,260	142,964	6.12
Class 529A	24,719,076	4,038,345	6.12
Class 529B	1,887,767	309,678	6.10
Class 529C	17,763,483	2,902,718	6.12

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $6.28 [100 / 97.5 x $6.12] and $6.28 [100 / 97.5 x $6.12], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and 529A.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 10/31/11 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$19,479,198
Dividends from underlying affiliated funds	7,062
Total investment income	$19,486,260
Expenses
Management fee	$2,480,245
Distribution and service fees	2,257,117
Program manager fees	20,764
Shareholder servicing costs	673,644
Administrative services fee	95,269
Independent Trustees’ compensation	18,499
Custodian fee	96,132
Shareholder communications	129,214
Auditing fees	26,788
Legal fees	10,401
Miscellaneous	101,617
Total expenses	$5,909,690
Fees paid indirectly	(43)
Reduction of expenses by investment adviser and distributor	(381,187)
Net expenses	$5,528,460
Net investment income	$13,957,800
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$1,767,052
Futures contracts	(2,807,428)
Swap transactions	24,254
Net realized gain (loss) on investments	$(1,016,122)
Change in unrealized appreciation (depreciation)
Investments	$(10,909,300)
Futures contracts	619,734
Swap transactions	(42,076)
Net unrealized gain (loss) on investments	$(10,331,642)
Net realized and unrealized gain (loss) on investments	$(11,347,764)
Change in net assets from operations	$2,610,036

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 10/31/11 (unaudited)	Year ended 4/30/11
From operations
Net investment income	$13,957,800	$31,666,020
Net realized gain (loss) on investments	(1,016,122)	(55,469)
Net unrealized gain (loss) on investments	(10,331,642)	268,936
Change in net assets from operations	$2,610,036	$31,879,487
Distributions declared to shareholders
From net investment income	$(17,190,349)	$(38,841,973)
Change in net assets from fund share transactions	$10,129,830	$59,982,543
Total change in net assets	$(4,450,483)	$53,020,057
Net assets
At beginning of period	1,221,220,545	1,168,200,488
At end of period (including accumulated distributions in excess of net investment income of $4,644,854 and $1,412,305, respectively)	$1,216,770,062	$1,221,220,545

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/11 (unaudited)		Years ended 4/30
Class A			2011		2010	2009	2008	2007

Net asset value, beginning of period	$6.19		$6.23		$5.90	$6.28	$6.43	$6.38
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.17		$0.21	$0.25	$0.28	$0.28
Net realized and unrealized gain (loss) on investments	(0.05)		0.00	(w)	0.36	(0.34)	(0.12)	0.07
Total from investment operations	$0.02		$0.17		$0.57	$(0.09)	$0.16	$0.35
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.21)		$(0.24)	$(0.29)	$(0.31)	$(0.30)
Net asset value, end of period	$6.12		$6.19		$6.23	$5.90	$6.28	$6.43
Total return (%) (r)(s)(t)(x)	0.34	(n)	2.72		9.87	(1.41)	2.61	5.65
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.84	(a)	0.85		0.84	0.82	0.79	0.80
Expenses after expense reductions (f)	0.74	(a)	0.75		0.75	0.69	0.64	0.65
Net investment income	2.41	(a)	2.75		3.39	4.26	4.34	4.38
Portfolio turnover	11		26		28	27	21	33
Net assets at end of period (000 omitted)	$668,602		$702,266		$705,470	$531,374	$373,587	$388,086

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/11 (unaudited)		Years ended 4/30
Class B			2011		2010	2009	2008	2007

Net asset value, beginning of period	$6.18		$6.21		$5.88	$6.26	$6.40	$6.36
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.13		$0.17	$0.21	$0.23	$0.23
Net realized and unrealized gain (loss) on investments	(0.06)		0.00	(w)	0.36	(0.35)	(0.11)	0.06
Total from investment operations	$(0.01)		$0.13		$0.53	$(0.14)	$0.12	$0.29
Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.16)		$(0.20)	$(0.24)	$(0.26)	$(0.25)
Net asset value, end of period	$6.10		$6.18		$6.21	$5.88	$6.26	$6.40
Total return (%) (r)(s)(t)(x)	(0.22	)(n)	2.12		9.06	(2.17)	1.94	4.70
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.59	(a)	1.60		1.59	1.58	1.57	1.57
Expenses after expense reductions (f)	1.50	(a)	1.51		1.51	1.44	1.42	1.42
Net investment income	1.68	(a)	2.06		2.71	3.57	3.58	3.62
Portfolio turnover	11		26		28	27	21	33
Net assets at end of period (000 omitted)	$13,605		$16,641		$35,642	$50,394	$76,246	$119,976
See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/11 (unaudited)		Years ended 4/30
Class C			2011		2010	2009	2008	2007

Net asset value, beginning of period	$6.19		$6.22		$5.89	$6.28	$6.42	$6.38
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.12		$0.15	$0.20	$0.22	$0.22
Net realized and unrealized gain (loss) on investments	(0.06)		0.00	(w)	0.37	(0.35)	(0.10)	0.07
Total from investment operations	$(0.01)		$0.12		$0.52	$(0.15)	$0.12	$0.29
Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.15)		$(0.19)	$(0.24)	$(0.26)	$(0.25)
Net asset value, end of period	$6.12		$6.19		$6.22	$5.89	$6.28	$6.42
Total return (%) (r)(s)(t)(x)	(0.09	)(n)	2.02		8.95	(2.42)	1.90	4.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.59	(a)	1.60		1.62	1.67	1.64	1.66
Expenses after expense reductions (f)	1.59	(a)	1.60		1.60	1.54	1.49	1.51
Net investment income	1.57	(a)	1.90		2.51	3.39	3.50	3.53
Portfolio turnover	11		26		28	27	21	33
Net assets at end of period (000 omitted)	$227,061		$234,829		$234,584	$121,612	$69,420	$81,986

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/11 (unaudited)		Years ended 4/30
Class I			2011		2010	2009	2008	2007

Net asset value, beginning of period	$6.17		$6.21		$5.88	$6.26	$6.40	$6.36
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.18		$0.22	$0.27	$0.29	$0.29
Net realized and unrealized gain (loss) on investments	(0.05)		0.00	(w)	0.36	(0.35)	(0.11)	0.06
Total from investment operations	$0.03		$0.18		$0.58	$(0.08)	$0.18	$0.35
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.22)		$(0.25)	$(0.30)	$(0.32)	$(0.31)
Net asset value, end of period	$6.10		$6.17		$6.21	$5.88	$6.26	$6.40
Total return (%) (r)(s)(x)	0.41	(n)	2.87		10.05	(1.29)	2.91	5.65
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.59	(a)	0.60		0.62	0.68	0.64	0.65
Expenses after expense reductions (f)	0.59	(a)	0.60		0.60	0.54	0.49	0.50
Net investment income	2.56	(a)	2.88		3.52	4.50	4.50	4.51
Portfolio turnover	11		26		28	27	21	33
Net assets at end of period (000 omitted)	$248,733		$212,086		$147,616	$76,526	$163,725	$151,568

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/11 (unaudited)		Years ended 4/30
Class R1			2011		2010	2009	2008	2007

Net asset value, beginning of period	$6.17		$6.21		$5.88	$6.26	$6.40	$6.35
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.12		$0.16	$0.21	$0.22	$0.22
Net realized and unrealized gain (loss) on investments	(0.06)		(0.01	)(g)	0.36	(0.35)	(0.11)	0.07
Total from investment operations	$(0.01)		$0.11		$0.52	$(0.14)	$0.11	$0.29
Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.15)		$(0.19)	$(0.24)	$(0.25)	$(0.24)
Net asset value, end of period	$6.10		$6.17		$6.21	$5.88	$6.26	$6.40
Total return (%) (r)(s)(x)	(0.09	)(n)	1.85		8.96	(2.27)	1.80	4.66
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.59	(a)	1.60		1.62	1.67	1.72	1.84
Expenses after expense reductions (f)	1.59	(a)	1.60		1.60	1.54	1.57	1.60
Net investment income	1.57	(a)	1.93		2.57	3.45	3.41	3.42
Portfolio turnover	11		26		28	27	21	33
Net assets at end of period (000 omitted)	$884		$963		$1,164	$1,046	$909	$267

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/11 (unaudited)		Years ended 4/30
Class R2			2011		2010	2009	2008	2007

Net asset value, beginning of period	$6.19		$6.23		$5.90	$6.28	$6.42	$6.38
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.16		$0.19	$0.24	$0.24	$0.25
Net realized and unrealized gain (loss) on investments	(0.06)		(0.01	)(g)	0.37	(0.35)	(0.09)	0.07
Total from investment operations	$0.01		$0.15		$0.56	$(0.11)	$0.15	$0.32
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.19)		$(0.23)	$(0.27)	$(0.29)	$(0.28)
Net asset value, end of period	$6.12		$6.19		$6.23	$5.90	$6.28	$6.42
Total return (%) (r)(s)(x)	0.21	(n)	2.46		9.59	(1.66)	2.41	5.07
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.09	(a)	1.10		1.12	1.17	1.22	1.38
Expenses after expense reductions (f)	0.99	(a)	1.00		1.00	0.93	0.97	1.05
Net investment income	2.17	(a)	2.51		3.16	4.05	3.98	3.98
Portfolio turnover	11		26		28	27	21	33
Net assets at end of period (000 omitted)	$5,078		$6,134		$5,999	$4,983	$5,768	$1,154

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/11 (unaudited)		Years ended 4/30
Class R3			2011	2010	2009	2008	2007

Net asset value, beginning of period	$6.19		$6.22	$5.89	$6.28	$6.43	$6.38
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.16	$0.19	$0.25	$0.26	$0.27
Net realized and unrealized gain (loss) on investments	(0.06)		0.01	0.38	(0.36)	(0.11)	0.07
Total from investment operations	$0.01		$0.17	$0.57	$(0.11)	$0.15	$0.34
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.20)	$(0.24)	$(0.28)	$(0.30)	$(0.29)
Net asset value, end of period	$6.11		$6.19	$6.22	$5.89	$6.28	$6.43
Total return (%) (r)(s)(x)	0.12	(n)	2.78	9.77	(1.68)	2.40	5.39
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.84	(a)	0.85	0.89	0.92	0.98	1.05
Expenses after expense reductions (f)	0.84	(a)	0.85	0.85	0.78	0.83	0.90
Net investment income	2.31	(a)	2.64	3.14	4.20	4.15	4.13
Portfolio turnover	11		26	28	27	21	33
Net assets at end of period (000 omitted)	$7,561		$6,714	$5,757	$577	$941	$494

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/11 (unaudited)		Years ended 4/30
Class R4			2011		2010	2009	2008	2007

Net asset value, beginning of period	$6.19		$6.23		$5.90	$6.28	$6.43	$6.38
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.18		$0.21	$0.27	$0.28	$0.28
Net realized and unrealized gain (loss) on investments	(0.05)		0.00	(w)	0.37	(0.35)	(0.11)	0.08
Total from investment operations	$0.03		$0.18		$0.58	$(0.08)	$0.17	$0.36
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.22)		$(0.25)	$(0.30)	$(0.32)	$(0.31)
Net asset value, end of period	$6.12		$6.19		$6.23	$5.90	$6.28	$6.43
Total return (%) (r)(s)(x)	0.41	(n)	2.87		10.03	(1.26)	2.69	5.71
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.59	(a)	0.60		0.63	0.68	0.71	0.76
Expenses after expense reductions (f)	0.59	(a)	0.60		0.60	0.54	0.56	0.61
Net investment income	2.56	(a)	2.88		3.37	4.44	4.42	4.41
Portfolio turnover	11		26		28	27	21	33
Net assets at end of period (000 omitted)	$875		$855		$691	$55	$56	$54

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/11 (unaudited)		Years ended 4/30
Class 529A			2011		2010	2009	2008	2007

Net asset value, beginning of period	$6.19		$6.23		$5.90	$6.28	$6.42	$6.38
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.16		$0.20	$0.25	$0.25	$0.25
Net realized and unrealized gain (loss) on investments	(0.05)		0.00	(w)	0.37	(0.35)	(0.10)	0.07
Total from investment operations	$0.02		$0.16		$0.57	$(0.10)	$0.15	$0.32
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.20)		$(0.24)	$(0.28)	$(0.29)	$(0.28)
Net asset value, end of period	$6.12		$6.19		$6.23	$5.90	$6.28	$6.42
Total return (%) (r)(s)(t)(x)	0.31	(n)	2.62		9.76	(1.60)	2.42	5.12
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.94	(a)	0.95		0.97	1.11	1.23	1.26
Expenses after expense reductions (f)	0.80	(a)	0.85		0.85	0.87	0.98	1.00
Net investment income	2.35	(a)	2.64		3.28	4.10	4.00	4.02
Portfolio turnover	11		26		28	27	21	33
Net assets at end of period (000 omitted)	$24,719		$22,743		$16,907	$8,852	$6,373	$4,467

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/11 (unaudited)		Years ended 4/30
Class 529B			2011		2010	2009	2008	2007

Net asset value, beginning of period	$6.17		$6.20		$5.87	$6.25	$6.39	$6.35
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.12		$0.16	$0.21	$0.21	$0.21
Net realized and unrealized gain (loss) on investments	(0.05)		0.00	(w)	0.36	(0.36)	(0.10)	0.07
Total from investment operations	$0.00	(w)	$0.12		$0.52	$(0.15)	$0.11	$0.28
Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.15)		$(0.19)	$(0.23)	$(0.25)	$(0.24)
Net asset value, end of period	$6.10		$6.17		$6.20	$5.87	$6.25	$6.39
Total return (%) (r)(s)(t)(x)	(0.08	)(n)	2.00		8.96	(2.29)	1.76	4.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.69	(a)	1.70		1.69	1.68	1.79	1.78
Expenses after expense reductions (f)	1.56	(a)	1.61		1.61	1.55	1.64	1.63
Net investment income	1.61	(a)	1.93		2.56	3.46	3.36	3.39
Portfolio turnover	11		26		28	27	21	33
Net assets at end of period (000 omitted)	$1,888		$1,735		$2,008	$1,355	$989	$1,046

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/11 (unaudited)		Years ended 4/30
Class 529C			2011		2010	2009	2008	2007

Net asset value, beginning of period	$6.19		$6.23		$5.89	$6.28	$6.42	$6.38
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.11		$0.15	$0.20	$0.21	$0.21
Net realized and unrealized gain (loss) on investments	(0.06)		0.00	(w)	0.38	(0.36)	(0.11)	0.06
Total from investment operations	$(0.01)		$0.11		$0.53	$(0.16)	$0.10	$0.27
Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.15)		$(0.19)	$(0.23)	$(0.24)	$(0.23)
Net asset value, end of period	$6.12		$6.19		$6.23	$5.89	$6.28	$6.42
Total return (%) (r)(s)(t)(x)	(0.12	)(n)	1.75		9.02	(2.52)	1.66	4.34
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.69	(a)	1.70		1.72	1.78	1.88	1.90
Expenses after expense reductions (f)	1.66	(a)	1.70		1.70	1.64	1.73	1.75
Net investment income	1.49	(a)	1.79		2.43	3.34	3.25	3.27
Portfolio turnover	11		26		28	27	21	33
Net assets at end of period (000 omitted)	$17,763		$16,254		$12,364	$6,256	$4,861	$3,719

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	Total returns have been calculated on net asset values which include adjustments made in accordance with the U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Limited Maturity Fund (the fund) is a series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

Notes to Financial Statements (unaudited) – continued

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own

Notes to Financial Statements (unaudited) – continued

assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures and swap contracts. The following is a summary of the levels used as of October 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$19,606,111	$—	$19,606,111
Non-U.S. Sovereign Debt	—	187,661,487	—	187,661,487
Corporate Bonds	—	543,770,347	—	543,770,347
Residential Mortgage-Backed Securities	—	49,261,275	—	49,261,275
Commercial Mortgage-Backed Securities	—	19,019,516	—	19,019,516
Asset-Backed Securities (including CDOs)	—	40,781,886	—	40,781,886
Foreign Bonds	—	328,706,500	—	328,706,500
Mutual Funds	27,313,672	—	—	27,313,672
Total Investments	$27,313,672	$1,188,807,122	$—	$1,216,120,794

Other Financial Instruments
Futures	$(9,455)	$—	$—	$(9,455)
Swaps	—	64,420	—	64,420

For further information regarding security characteristics, see the Portfolio of Investments.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at October 31, 2011 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$—	$(9,455)
Credit	Credit Default Swaps	64,420	—
Total		$64,420	$(9,455)

(a)	The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended October 31, 2011 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Transactions
Interest Rate	$(2,807,428)	$—
Credit	—	24,254
Total	$(2,807,428)	$24,254

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended October 31, 2011 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Transactions
Interest Rate	$619,734	$—
Credit	—	(42,076)
Total	$619,734	$(42,076)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master

Notes to Financial Statements (unaudited) – continued

Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market, interest rate or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Swap Agreements – The fund entered into swap agreements. A swap is generally an exchange of cash payments, at specified intervals or upon the

Notes to Financial Statements (unaudited) – continued

occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap transactions in the Statement of Operations. The value of the swap, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded on the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap transactions in the Statement of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap transactions in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap transactions are limited to only highly-rated counterparties. The risk is further mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

The fund entered into credit default swaps in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap, the protection buyer can make an upfront payment and will make a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the rare cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable

Notes to Financial Statements (unaudited) – continued

obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statement of Operations.

Credit default swaps are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. As discussed earlier in this note, any collateral requirements for these swaps are based generally on the market value of the swap netted against collateral requirements for other types of over-the-counter derivatives traded under each counterparty’s ISDA Master Agreement. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the contract’s deliverable obligation. At October 31, 2011, the fund did not hold any credit default swaps at an unrealized loss where it is the protection seller.

The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed

Notes to Financial Statements (unaudited) – continued

of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended October 31, 2011, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards and amortization and accretion of debt securities.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

4/31/11
Ordinary income (including any short-term capital gains)	$38,841,973

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 10/31/11
Cost of investments	$1,212,124,795
Gross appreciation	25,326,215
Gross depreciation	(21,330,216)
Net unrealized appreciation (depreciation)	$3,995,999

As of 4/30/11
Undistributed ordinary income	1,726,182
Capital loss carryforwards	(105,688,243)
Post-October capital loss deferral	(2,686,121)
Other temporary differences	(3,031,054)
Net unrealized appreciation (depreciation)	16,384,674

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of April 30, 2011, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

4/30/12	$(15,641,631)
4/30/13	(18,655,874)
4/30/14	(16,764,678)
4/30/15	(11,871,035)
4/30/16	(12,189,538)
4/30/17	(11,740,197)
4/30/18	(9,393,942)
4/30/19	(9,431,348)
Total	$(105,688,243)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. The

Notes to Financial Statements (unaudited) – continued

fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 10/31/11	Year ended 4/30/11
Class A	$10,221,711	$24,638,470
Class B	160,958	716,723
Class C	2,420,629	6,160,897
Class I	3,666,756	5,884,298
Class R1	10,474	26,950
Class R2	78,144	183,837
Class R3	100,932	210,682
Class R4	13,150	24,119
Class 529A	333,380	617,403
Class 529B	17,812	44,975
Class 529C	166,403	333,619
Total	$17,190,349	$38,841,973

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $57,331 and $2,642 for the six months ended October 31, 2011, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.15%	$872,324
Class B	0.75%	0.25%	1.00%	0.90%	74,436
Class C	0.75%	0.25%	1.00%	1.00%	1,161,656
Class R1	0.75%	0.25%	1.00%	1.00%	5,028
Class R2	0.25%	0.25%	0.50%	0.40%	14,576
Class R3	—	0.25%	0.25%	0.25%	8,927
Class 529A	—	0.25%	0.25%	0.15%	29,155
Class 529B	0.75%	0.25%	1.00%	0.90%	8,447
Class 529C	0.75%	0.25%	1.00%	1.00%	82,568
Total Distribution and Service Fees					$2,257,117

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2011 based on each class’ average daily net assets. 0.10% of the Class A and Class 529A service fee is currently being waived under a written waiver arrangement. For the six months ended October 31, 2011, this waiver amounted to $360,589 and is reflected as a reduction of total expenses in the Statement of Operations. For one year from the date of sale of Class B and Class 529B shares, assets attributable to such Class B and Class 529B shares are subject to the 0.25% annual Class B and Class 529B service fee. On assets attributable to all other Class B and Class 529B shares, 0.15% of the Class B and Class 529B service fee is being paid by the fund and 0.10% of the Class B and Class 529B service fee is currently being waived under a written waiver agreement. For the six months ended October 31, 2011, this waiver amounted to $8,012 for Class B and Class 529B shares, and is reflected as a reduction of total expenses in the Statement of Operations. 0.10% of the Class R2 distribution fee is currently being waived under a written waiver agreement. For the six months ended October 31, 2011, this waiver amounted to $2,915 and is reflected as a reduction of total expenses in the Statement of Operations. These written waiver agreements will continue until modified by the fund’s Board of Trustees, but such agreements will continue at least until August 31, 2012.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2011, were as follows:

Amount
Class A	$20,283
Class B	4,559
Class C	24,857
Class 529B	3
Class 529C	6

Notes to Financial Statements (unaudited) – continued

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. Effective July 1, 2011, MFD has agreed to waive 0.05% of this annual fee. This waiver agreement will continue until modified by the fund’s Board of Trustees but such agreement will continue at least until August 31, 2012, after which MFD may eliminate this waiver without a vote of the fund’s Board of Trustees. For the period July 1, 2011 through October 31, 2011, this waiver amounted to $6,969 and is reflected as a reduction of total expenses in the Statement of Operations. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended October 31, 2011, were as follows:

Amount
Class 529A	$11,662
Class 529B	845
Class 529C	8,257
Total Program Manager Fees	$20,764

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended October 31, 2011, the fee was $236,490, which equated to 0.0382% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended October 31, 2011, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $368,192.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended

Notes to Financial Statements (unaudited) – continued

October 31, 2011, these costs for the fund amounted to $68,962 and are reflected in the shareholder servicing costs on the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended October 31, 2011 was equivalent to an annual effective rate of 0.0154% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $92 and is included in independent Trustees’ compensation for the six months ended October 31, 2011. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $7,904 at October 31, 2011, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended October 31, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $4,379 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $2,702, which is shown as a reduction of total

Notes to Financial Statements (unaudited) – continued

expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions, and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$1,019,243	$6,838,045
Investments (non-U.S. Government securities)	$153,294,312	$128,936,866

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 10/31/11		Year ended 4/30/11
	Shares	Amount	Shares	Amount
Shares sold
Class A	18,349,536	$113,104,242	51,425,166	$319,499,222
Class B	523,180	3,215,518	711,795	4,410,786
Class C	5,083,775	31,312,406	13,706,145	85,087,156
Class I	11,215,151	68,992,093	14,079,334	87,155,773
Class R1	15,756	97,109	19,163	118,593
Class R2	123,039	759,979	488,343	3,034,259
Class R3	229,451	1,411,053	275,264	1,710,116
Class R4	31,993	196,444	40,063	248,474
Class 529A	969,129	5,956,141	1,905,797	11,840,545
Class 529B	143,731	878,485	168,123	1,037,353
Class 529C	717,503	4,405,117	1,332,885	8,270,847
	37,402,244	$230,328,587	84,152,078	$522,413,124

Notes to Financial Statements (unaudited) – continued

	Six months ended 10/31/11		Year ended 4/30/11
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	1,314,528	$8,095,710	2,925,650	$18,177,982
Class B	20,945	128,593	90,758	562,231
Class C	277,831	1,709,201	676,740	4,201,114
Class I	529,920	3,252,444	836,969	5,183,150
Class R1	1,704	10,461	4,330	26,818
Class R2	11,703	72,086	26,539	164,879
Class R3	16,409	100,893	33,942	210,601
Class R4	1,877	11,560	3,319	20,622
Class 529A	53,818	331,425	98,760	613,437
Class 529B	2,865	17,573	7,126	44,088
Class 529C	26,881	165,498	53,439	331,976
	2,258,481	$13,895,444	4,757,572	$29,536,898
Shares reacquired
Class A	(23,817,911)	$(146,682,933)	(54,226,270)	$(336,748,299)
Class B	(1,010,080)	(6,215,695)	(3,848,375)	(23,824,009)
Class C	(6,181,376)	(38,062,032)	(14,130,804)	(87,632,173)
Class I	(5,332,527)	(32,730,565)	(4,343,085)	(26,880,218)
Class R1	(28,456)	(173,517)	(54,991)	(339,701)
Class R2	(295,601)	(1,819,785)	(487,671)	(3,034,154)
Class R3	(94,520)	(579,103)	(149,326)	(924,266)
Class R4	(28,997)	(178,722)	(16,210)	(100,647)
Class 529A	(656,551)	(4,049,027)	(1,047,224)	(6,501,278)
Class 529B	(118,233)	(725,687)	(217,724)	(1,345,956)
Class 529C	(466,724)	(2,877,135)	(746,955)	(4,636,778)
	(38,030,976)	$(234,094,201)	(79,268,635)	$(491,967,479)
Net change
Class A	(4,153,847)	$(25,482,981)	124,546	$928,905
Class B	(465,955)	(2,871,584)	(3,045,822)	(18,850,992)
Class C	(819,770)	(5,040,425)	252,081	1,656,097
Class I	6,412,544	39,513,972	10,573,218	65,458,705
Class R1	(10,996)	(65,947)	(31,498)	(194,290)
Class R2	(160,859)	(987,720)	27,211	164,984
Class R3	151,340	932,843	159,880	996,451
Class R4	4,873	29,282	27,172	168,449
Class 529A	366,396	2,238,539	957,333	5,952,704
Class 529B	28,363	170,371	(42,475)	(264,515)
Class 529C	277,660	1,693,480	639,369	3,966,045
	1,629,749	$10,129,830	9,641,015	$59,982,543

Effective May 1, 2006, the sale of Class B shares of the fund have been suspended except in certain circumstances. Please see the fund’s prospectus for details.

Notes to Financial Statements (unaudited) – continued

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Conservative Allocation Fund, the MFS Lifetime Retirement Income Fund, and the MFS Lifetime 2010 Fund were the owners of record of approximately 12%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2020 Fund was the owner of record of less than 1% of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended October 31, 2011, the fund’s commitment fee and interest expense were $4,775 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	44,245,631	139,677,490	(156,609,449)	27,313,672

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$7,062	$27,313,672

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2011 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2010 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers,

Board Review of Investment Advisory Agreement – continued

reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc., the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2010, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for each of the one- and five-year periods ended December 31, 2010 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

Board Review of Investment Advisory Agreement – continued

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that MFS Fund Distributors, Inc. (“MFD”), an affiliate of MFS, currently observes a Class A 12b-1 fee waiver, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate schedule is not subject to any breakpoints. Taking into account that the Fund’s effective advisory fee rate was below the Lipper expense group median described above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the

Board Review of Investment Advisory Agreement – continued

investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFD. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research, and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2011.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the Fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS® Municipal Limited Maturity Fund

SEMIANNUAL REPORT

October 31, 2011

MTL-SEM

MFS® MUNICIPAL LIMITED MATURITY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

We are indeed living through some volatile times. Economic uncertainty is everywhere, as it seems no place in the world has been unmoved by crisis this year. We have seen a devastating earthquake and tsunami that have led to disruptions in the Japanese markets and supply chains. Protests have changed the face of the Middle East and left in their wake lingering tensions and resultant higher oil prices. We have seen debt limits tested in Europe and the United States and policymakers grappling to craft often unpopular monetary and fiscal responses at a time when consumers and businesses struggle with what appears to be a slowing global economy. On top of all of that, we have seen long-term U.S. debt lose its Standard & Poor’s AAA rating.

When markets become volatile, managing risk becomes a top priority for investors and their advisors. At MFS® risk management is foremost in our minds in all market climates. Our analysts and portfolio managers keep risks firmly in mind when evaluating securities. Additionally, we have a team of quantitative analysts that measures and assesses the risk profiles of our portfolios and securities on an ongoing basis. The chief investment risk officer, who oversees the team, reports directly to the firm’s president and chief investment officer so the risk associated with each portfolio can be assessed objectively and independently of the portfolio management team.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

December 16, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Universities - Colleges	13.9%
Healthcare Revenue - Hospitals	10.5%
Water & Sewer Utility Revenue	10.1%
General Obligations - General Purpose	9.1%
Utilities - Investor Owned	7.3%

Composition including fixed income credit quality (a)(i)
AAA	16.3%
AA	38.7%
A	21.0%
BBB	18.0%
BB	0.6%
B	0.7%
Not Rated	1.0%
Cash & Other	3.7%

Portfolio facts (i)
Average Duration (d)	3.9
Average Effective Maturity (m)	4.7 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures, which have not been rated by any rating agency. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund itself has not been rated.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Percentages are based on net assets as of 10/31/11.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

May 1, 2011 through October 31, 2011

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2011 through October 31, 2011.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/11	Ending Account Value 10/31/11	Expenses Paid During Period (p) 5/01/11-10/31/11
A	Actual	0.69%	$1,000.00	$1,027.29	$3.52
	Hypothetical (h)	0.69%	$1,000.00	$1,021.67	$3.51
B	Actual	1.45%	$1,000.00	$1,023.28	$7.37
	Hypothetical (h)	1.45%	$1,000.00	$1,017.85	$7.35
C	Actual	1.55%	$1,000.00	$1,021.62	$7.88
	Hypothetical (h)	1.55%	$1,000.00	$1,017.34	$7.86
I	Actual	0.54%	$1,000.00	$1,026.73	$2.75
	Hypothetical (h)	0.54%	$1,000.00	$1,022.42	$2.75

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

4

PORTFOLIO OF INVESTMENTS

10/31/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 95.1%
Issuer	Shares/Par	Value ($)

Airport Revenue - 2.2%
Atlanta, GA, Airport Passenger Facility Charge Rev., “B”, 5%, 2018	$2,000,000	$2,264,247
Atlanta, GA, Airport Rev., “A”, AGM, 5.375%, 2015	1,000,000	1,076,750
Charlotte, NC, Airport Rev., “A”, 4%, 2012	2,180,000	2,227,066
Chicago, IL, O’Hare International Airport Rev., “A-2”, AGM, 5.25%, 2013	1,500,000	1,566,435
Dallas Fort Worth, TX, International Airport, “A”, AMBAC, 6%, 2013	1,000,000	1,092,860
Houston, TX, Airport System Rev., “B”, 5%, 2020	1,000,000	1,126,320
Metropolitan Nashville, TN, Airport Authority Rev., “A”, ASSD GTY, 4.5%, 2014	1,500,000	1,612,050
Metropolitan Nashville, TN, Airport Authority Rev., “B”, AGM, 4%, 2015	1,500,000	1,609,215
New York, NY, Industrial Development Agency (Terminal One Group Assn.), 5.5%, 2014	1,000,000	1,068,810
Philadelphia, PA, Airport Rev., “B”, AGM, 5%, 2016	1,265,000	1,380,684
Rhode Island Economic Development Corp., Airport Rev., “A”, FGIC, 5%, 2012	750,000	763,883
San Francisco, CA, City & County Airports Commission, International Airport Rev., “D”, 5%, 2025	1,000,000	1,075,900

		$16,864,220
General Obligations - General Purpose - 9.0%
California Economic Recovery, “B”, 5%, 2023 (b)	$1,500,000	$1,662,600
Chandler, AZ, 5%, 2022	1,000,000	1,140,630
Commonwealth of Massachusetts Consolidated Loan, “A”, 5%, 2016	1,000,000	1,122,190
Commonwealth of Massachusetts Consolidated Loan, “A”, 5%, 2022 (c)	2,500,000	2,837,025
Commonwealth of Massachusetts Consolidated Loan, “C”, 5%, 2015 (c)	5,000,000	5,755,300
Commonwealth of Massachusetts, “A”, FRN, 0.52%, 2013	3,000,000	3,001,800
Commonwealth of Massachusetts, “B”, AGM, 5.25%, 2022	2,000,000	2,469,620
Commonwealth of Pennsylvania, AGM, 5%, 2014	2,000,000	2,235,580
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 2020	2,820,000	3,016,075
Commonwealth of Puerto Rico, Public Improvement, “A”, 4.75%, 2018	1,870,000	1,955,665
Corpus Christi, TX, General Improvement, ASSD GTY, 4%, 2017	2,000,000	2,235,480
Detroit, MI, District Aid, 5%, 2014	3,000,000	3,271,290
Fulton County, GA, “A”, 3%, 2017	2,515,000	2,680,915
Henry County, GA, 5%, 2014	1,080,000	1,197,979
Mecklenburg County, NC, “A”, 5%, 2013	1,115,000	1,204,468

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
General Obligations - General Purpose - continued
Nashville & Davidson County, TN, Metropolitan Government, “A”, 4%, 2017	$4,000,000	$4,476,120
New York, NY, “F”, 5%, 2013	4,000,000	4,310,760
Shelby County, TN, Public Improvement & School, “B”, 5%, 2018	1,100,000	1,319,593
State of Illinois, AGM, 5%, 2015	2,000,000	2,192,520
State of Illinois, AGM, 5%, 2016	2,750,000	3,040,648
State of Maryland, “A”, 5.25%, 2013	1,450,000	1,543,830
State of Maryland, “C”, 4%, 2015	1,000,000	1,117,600
State of Minnesota, “H”, 5%, 2016	3,000,000	3,528,720
State of Minnesota, “H”, 5%, 2017	2,600,000	3,109,938
State of Utah, “C”, 5%, 2015	3,000,000	3,438,450
Tarrant County, TX, 5%, 2018	2,770,000	3,298,156
Yakima County, WA, “A”, AGM, 4%, 2017	2,300,000	2,592,882

		$69,755,834
General Obligations - Improvement - 3.3%
Bergen County, NJ, “A”, 3.25%, 2013	$2,475,000	$2,609,912
Durham County, NC, 5%, 2019	1,000,000	1,210,270
Honolulu, HI, City & County Department of Finance, “B”, AGM, 5.5%, 2013	4,000,000	4,326,240
Montgomery County, MD, “A”, 5%, 2013	4,000,000	4,360,960
Pittsburgh, PA, “A-1”, 5%, 2013	1,000,000	1,062,850
Pittsburgh, PA, “N”, AGM, 5.25%, 2015	1,000,000	1,107,850
Seattle, WA, 5%, 2016	3,780,000	4,358,264
State of North Carolina, “A”, 5%, 2017	3,500,000	4,144,630
Washington, MD, Suburban Sanitation District, 5%, 2013	2,450,000	2,626,670

		$25,807,646
General Obligations - Schools - 5.6%
Bastrop, TX, Independent School District, Capital Appreciation, “N”, PSF, 0%, 2020	$1,000,000	$722,470
Beaufort County, SC, School District, “B”, 5%, 2017	2,500,000	2,931,000
Clark County, NV, School District, 5%, 2017	2,845,000	3,249,104
Dallas, TX, Independent School District, PSF, 4%, 2015	2,000,000	2,193,980
Dallas, TX, Independent School District, PSF, 5%, 2015	2,500,000	2,823,050
Dallas, TX, Independent School District, PSF, 5.25%, 2018	795,000	959,334
Ennis, TX, Independent School District, Capital Appreciation, “N”, PSF, 0%, 2021	2,865,000	1,947,083
Florida Board of Education, “C”, 5%, 2018	1,000,000	1,033,630
Houston, TX, Independent School District, AGM, 5%, 2015	1,120,000	1,275,736
Kansas City, MO, School District Building Corp., “A”, FGIC, 5%, 2012	855,000	860,446
Kansas City, MO, School District Building Corp., “A”, ETM, FGIC, 5%, 2012 (c)	170,000	171,972

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
General Obligations - Schools - continued
Kansas City, MO, School District Building Corp., “A”, ETM, FGIC, 5%, 2012 (c)	$425,000	$429,930
Klein, TX, Independent School District, “A”, PSF, 5%, 2021	1,000,000	1,156,930
Los Angeles, CA, Community College District, “E”, AGM, 5%, 2022	1,000,000	1,091,950
Mt. San Antonio, CA, Community College District, Capital Appreciation, 0%, 2015	3,170,000	2,913,420
Pflugerville, TX, Independent School District, PSF, 5%, 2024	1,000,000	1,113,020
Plano, TX, Independent School District, “A”, 5%, 2017	1,000,000	1,172,680
Reading, PA, School District, “A”, ST AID, 5%, 2019	6,230,000	6,852,315
Richland County, SC, School District No. 1, 4%, 2019	1,270,000	1,410,272
Round Rock, TX, Independent School District, PSF, 5.375%, 2012	570,000	591,535
Salt Lake City, UT, School District, “B”, 5%, 2013	1,040,000	1,103,284
San Marcos, TX, Consolidated Independent School District, PSF, 5.25%, 2014 (c)	1,000,000	1,125,790
Shelby County, TN, Public Improvement & Schools, “A”, AGM, 5%, 2014	1,500,000	1,644,990
Tulsa County, OK, Independent School District No. 9 (Union Board of Education), 0.25%, 2012	2,500,000	2,500,000
Twin Rivers, CA, Unified School District, Capital Appreciation, 0%, 2014	750,000	701,198
Washington County, OR, School District, AGM, 5.25%, 2018	1,000,000	1,189,540

		$43,164,659
Healthcare Revenue - Hospitals - 10.3%
Alabama Healthcare Authority Rev. (Baptist Health), “A”, 6%, 2036 (b)	$1,800,000	$1,834,020
Alaska Industrial Development & Export Authority Rev. (Greater Fairbanks), “A”, AGM, 5%, 2012	1,000,000	1,012,110
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), 4%, 2014	1,000,000	1,069,860
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “F”, FRN, 1.18%, 2038	2,500,000	2,500,725
Berks County, PA, Municipal Authority Rev. (Reading Hospital & Medical Center), “A-3”, 5%, 2015	1,000,000	1,114,620
Birmingham, AL, Special Care Facilities Financing Rev. (Baptist Health Systems, Inc.), “A”, 5%, 2014	2,000,000	2,123,480
Butler County, PA, Hospital Authority Rev. (Butler Health System), 5.375%, 2017	1,465,000	1,556,914
California Health Facilities Financing Authority Rev. (Catholic Healthcare West), “I”, 4.95%, 2026 (b)	3,000,000	3,244,410
California Statewide Communities Development Authority Rev. (Kaiser Foundation Health Plan, Inc.), “A”, 5%, 2014	1,500,000	1,634,295

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Clackamas County, OR, Hospital Facility Authority Rev. (Legacy Health System), “C”, 5%, 2037 (b)	$1,000,000	$1,075,430
Dauphin County, PA, General Authority Health System Rev. (Pinnacle Health System), “A”, 5.25%, 2017	1,500,000	1,600,590
East Alabama Healthcare Authority Rev., Health Care Facilities, “B”, 4.75%, 2013	1,400,000	1,454,110
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (Methodist Hospital Systems), “B-2”, 5%, 2041 (b)	2,500,000	2,646,400
Illinois Development Finance Authority Rev. (Provena Health) “A”, NATL, 5.75%, 2014	1,500,000	1,503,420
Illinois Finance Authority Rev. (Advocate Healthcare), “A”, 3.875%, 2030 (b)	500,000	508,225
Illinois Finance Authority Rev. (Carle Foundation), “A”, ASSD GTY, 5%, 2013	1,250,000	1,297,075
Illinois Finance Authority Rev. (Central DuPage Health), 5%, 2014	1,820,000	1,982,926
Illinois Finance Authority Rev. (OSF Healthcare System), “A”, 5%, 2014	500,000	529,675
Illinois Finance Authority Rev. (OSF Healthcare System), “A”, 5%, 2015	500,000	527,445
Illinois Finance Authority Rev. (Resurrection Health), 5.25%, 2015	2,195,000	2,311,884
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.75%, 2021	1,590,000	1,720,571
Indiana Finance Authority, Hospital Rev. (King’s Daughters Hospital), 5%, 2020	3,325,000	3,376,737
Iowa Finance Authority, Health Care Facilities Rev. (Genesis Health System), 5%, 2017	3,000,000	3,248,370
Jackson, TN, Hospital Rev. (Jackson-Madison County General Hospital), 5%, 2012	345,000	349,923
Kent, MI, Hospital Finance Authority Rev. (Spectrum Health), “A”, 5%, 2047 (b)	1,000,000	1,009,000
Kentucky Economic Development Finance Authority Rev. (Baptist Healthcare System), “A”, 5%, 2018	1,000,000	1,129,740
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 5%, 2016	2,000,000	2,137,180
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Fort Sanders), NATL, 5.75%, 2014	4,800,000	5,103,072
Lycoming County, PA, Authority Health System Rev. (Susquehanna Health System), “A”, 5%, 2016	3,195,000	3,396,509
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “K-4”, 3%, 2035 (b)	2,000,000	2,085,840
Massachusetts Health & Educational Facilities Authority Rev. (Baystate Medical Center), “K”, 5%, 2039 (b)	1,000,000	1,092,780

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 4%, 2014	$2,000,000	$2,101,460
Michigan Hospital Finance Authority Rev. (McLaren Health Care Corp.), 5%, 2013	500,000	528,465
Montgomery County, OH, Rev. (Catholic Healthcare Initiatives), 5.25%, 2038 (b)	1,000,000	1,088,360
New Hampshire Health & Education Facilities Authority Rev. (Concord Hospital), 5%, 2013	750,000	784,440
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health), 5%, 2014	435,000	446,488
New Jersey Health Care Facilities, Financing Authority Rev. (Holy Name Medical Center), 5%, 2016	1,000,000	1,081,380
New York Dormitory Authority Rev. (Bronx-Lebanon Hospital Center), 6.25%, 2022	1,000,000	1,086,870
New York Dormitory Authority Rev., Non State Supported Debt (Mount Sinai Hospital), “A”, 5%, 2018	1,000,000	1,108,440
Ohio Higher Educational Facility Rev. (University Hospital), “A”, 5%, 2016	620,000	660,858
Ohio Higher Educational Facility Rev. (University Hospital), “A”, 5.2%, 2017	620,000	659,345
Oklahoma Development Finance Authority Health System Rev. (Integris Baptist Medical Center), 5%, 2013	500,000	534,060
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.375%, 2022	870,000	891,202
South Miami, FL, Health Facilities Baptist Authority Hospital Rev. (Baptist Health South Florida Group), 5%, 2021	290,000	314,795
Sullivan County, TN, Health Educational & Housing Facilities Board Rev. (Wellmont Health System), RADIAN, 5%, 2016	1,000,000	1,031,850
Tarrant County, TX, Cultural Education Facilities Finance Corp. Hospital Rev. (Scott & White Hospital), 5%, 2018	500,000	546,175
Tarrant County, TX, Cultural Education Facilities Finance Corp. Rev. (Texas Health Resources), 5%, 2019	500,000	551,070
Tyler, TX, Health Facilities Development Corp. (Mother Frances Hospital), 5%, 2021	2,500,000	2,509,350
Washington County, VA, Hospital Facilities Industrial Development Authority Rev. (Mountain States Health Alliance), “C”, 7.25%, 2019	1,500,000	1,781,325
Washington Health Care Facilities Authority Rev. (Central Washington Health), 6%, 2015	1,900,000	2,008,870
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc.), 5.25%, 2012	610,000	615,362
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc.), 5.25%, 2013	645,000	659,313

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5%, 2014	$1,100,000	$1,159,785
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2018	1,500,000	1,564,215

		$79,890,814
Healthcare Revenue - Long Term Care - 0.3%
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), “B”, 5%, 2039 (b)	$1,000,000	$1,072,670
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facilities (Air Force Village Foundation, Inc.), 5.75%, 2019	850,000	888,301
Tarrant County, TX, Cultural Educational Facilities Finance Corp. (Buckner Retirement), 5%, 2016	500,000	530,305

		$2,491,276
Human Services - 0.4%
Delaware County, PA, Authority Rev. (Elwyn Inc.), 4%, 2018	$1,795,000	$1,747,325
New York Dormitory Authority Rev. (NYSARC, Inc.), “A”, 5%, 2015	1,500,000	1,622,175

		$3,369,500
Industrial Revenue - Chemicals - 0.1%
Michigan Strategic Fund Ltd. Obligation Rev. (Dow Chemical Co.), 6.25%, 2014	$1,000,000	$1,105,180

Industrial Revenue - Environmental Services - 0.9%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 2023 (b)	$135,000	$147,907
California Statewide Communities Development Authority, Solid Waste Facilities Rev. (Republic Services, Inc.), “A”, 4.95%, 2012	1,750,000	1,830,098
Director of the State of Nevada Department of Business & Industry Rev. (Republic Services, Inc.), 5.625%, 2026 (b)	400,000	444,828
Massachusetts Development Finance Agency Rev. (Waste Management, Inc.), “B”, 3.4%, 2029 (b)	1,000,000	1,016,240
Michigan Solid Waste Disposal Rev. (Waste Management, Inc.), 4.5%, 2013	1,000,000	1,055,020
New Jersey Economic Development Authority (Waste Management, Inc.), “A”, 5.3%, 2015 (b)	1,000,000	1,063,530
Pennsylvania Economic Development Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), 2.75%, 2013	1,000,000	1,026,280

		$6,583,903

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Other - 0.6%
Cartersville, GA, Development Authority Rev. (Anheuser-Busch), 5.1%, 2012	$375,000	$377,794
Valdez, AK, Marine Terminal Rev. (BP Pipelines Project), “B”, 5%, 2021	4,000,000	4,493,280

		$4,871,074
Industrial Revenue - Paper - 0.4%
Bucksport, ME, Solid Waste Disposal Rev. (International Paper), “A”, 4%, 2014	$1,000,000	$1,039,450
Courtland, AL, Industrial Development Board Environmental Improvement Rev. (International Paper Co.), “A”, 5%, 2013	750,000	794,685
Delta County, MI, Economic Development Corp., Environmental Improvement Rev. (Mead Westvaco Escanaba), “B”, 6.45%, 2012 (c)	1,500,000	1,539,015

		$3,373,150
Miscellaneous Revenue - Entertainment & Tourism - 0.2%
Brooklyn, NY Arena Local Development Corp. (Barclays Center Project), 5.75%, 2015	$1,075,000	$1,168,708

Miscellaneous Revenue - Other - 1.8%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2019	$1,000,000	$974,910
California Infrastructure & Economic Development Bank Rev. (J. Paul Getty Trust), “A-1”, 2.5%, 2047 (b)	1,500,000	1,543,845
Citizens Property Insurance Corp., FL, “A-1”, ASSD GTY, 5%, 2012	1,500,000	1,538,625
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2019	4,000,000	4,264,520
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2020	1,435,000	1,513,753
Dayton Montgomery County, OH, Port Dayton, “A”, 4.75%, 2015	900,000	878,562
New York City, NY, Trust for Cultural Resources Rev. (Museum of Modern Art), “1A”, 5%, 2017	2,000,000	2,352,420
Oklahoma Industries Authority Rev. (Oklahoma Medical Research Foundation), 4.75%, 2014	1,060,000	1,125,508

		$14,192,143
Multi-Family Housing Revenue - 1.4%
Boston, MA, Housing Authority Capital Program Rev., AGM, 5%, 2015	$1,750,000	$1,885,625
Boston, MA, Housing Authority Capital Program Rev., AGM, 5%, 2017	1,770,000	1,931,690
Massachusetts Housing Finance Agency, Rental Housing Rev., “A”, AGM, 5.05%, 2018	2,000,000	2,010,620
Missouri Housing Development Community Multi-Family Housing Rev. (Courthouse Apartments), FHA, 3%, 2012	2,000,000	2,009,020
New York, NY, Housing Development Corp., Multi-Family Housing Rev., “L-2”, 2%, 2045 (b)	3,000,000	3,003,270

		$10,840,225

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Port Revenue - 0.4%
Louisiana Offshore Terminal Authority Deepwater Port Rev. (LOOP LLC Project), 1.6%, 2037 (b)	$1,000,000	$1,003,340
Louisiana Offshore Terminal Authority Deepwater Port Rev. (LOOP LLC Project), “B-1”, 1.875%, 2040 (b)	2,000,000	2,008,420

		$3,011,760
Sales & Excise Tax Revenue - 0.9%
Illinois Sales Tax Rev., “B”, 3%, 2014	$5,000,000	$5,163,000
Miami-Dade County, FL, Transit Sales Surtax Rev., AGM, 5%, 2017	1,500,000	1,680,780
Spokane, WA, Public Facilities District Hotel, “A”, NATL, 5.75%, 2012	425,000	426,798

		$7,270,578
Single Family Housing - State - 2.5%
California Housing Finance Agency Rev. (Home Mortgage), “E”, FGIC, 5%, 2014	$2,300,000	$2,279,829
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 2023	2,300,000	2,196,109
California Housing Finance Agency Rev. (Home Mortgage), “K”, 4.55%, 2021	1,740,000	1,637,009
Colorado Housing & Finance Authority Rev., Single Family Program, “B-3”, 6.7%, 2016	5,000	5,036
Colorado Housing & Finance Authority Rev., Single Family Program, “C-2”, 8.4%, 2021	5,000	5,215
Colorado Housing & Finance Authority Rev., Single Family Program, “I”, 3.1%, 2013	3,110,000	3,151,550
Maryland Department of Housing & Community Development, “A”, 3.875%, 2016	1,575,000	1,612,233
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), “B”, GNMA, 6.05%, 2037	250,000	266,310
South Dakota Housing Development Authority, “B”, 2.7%, 2014	3,000,000	3,023,610
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 2015	230,000	238,016
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 2015	295,000	306,818
West Virginia Housing Development Fund, “B”, 1.6%, 2014	2,000,000	1,998,840
West Virginia Housing Development Fund, “B”, 2%, 2015	1,085,000	1,086,823
West Virginia Housing Development Fund, “B”, 2.1%, 2015	1,750,000	1,753,343

		$19,560,741
Solid Waste Revenue - 0.3%
Maryland Industrial Development Financing Authority, Solid Waste Disposal, (Synagro-Baltimore), “A”, 5.25%, 2012	$500,000	$513,010

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Solid Waste Revenue - continued
Maryland Industrial Development Financing Authority, Solid Waste Disposal, (Synagro-Baltimore), “A”, 5.25%, 2013	$750,000	$779,423
Massachusetts Development Finance Agency, Resource Recovery Rev. (Semass Systems), “B”, NATL, 5.625%, 2012	400,000	401,660
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (American Ref-fuel), “C”, 5.625%, 2024 (b)	300,000	303,336

		$1,997,429
State & Agency - Other - 1.7%
Kentucky Property & Buildings Commission Rev. (Project Number 100), “A”, 5%, 2020	$5,000,000	$5,788,900
New York Dormitory Authority Lease Rev. (Mental Health Service Facilities), “A”, 3.5%, 2013	3,375,000	3,529,845
Puerto Rico Government Development Bank, “B”, 5%, 2014	2,500,000	2,647,400
Tulsa County, OK, Industrial Authority Educational Facilities Lease Rev. (Jenks Public School), 5%, 2012	1,000,000	1,037,550

		$13,003,695
State & Local Agencies - 6.3%
Alabama Building Renovation Finance Authority Rev., 4%, 2017	$1,815,000	$1,985,447
Alabama Building Renovation Finance Authority Rev., 4%, 2018	1,000,000	1,093,590
Alabama Building Renovation Finance Authority Rev., 4%, 2019	1,615,000	1,757,443
Alabama Public School & College Authority, “A”, 5%, 2015	2,000,000	2,263,000
Arizona Certificates of Participation, “A”, 5%, 2012	1,000,000	1,039,070
California Public Works Board Lease Rev., 5%, 2014	1,000,000	1,073,440
California Statewide Communities Development Authority Rev. (Proposition 1A Receivables Program), 5%, 2013	2,000,000	2,128,280
Chattanooga, TN, Industrial Development Board, Lease Rental Rev. (Southside Redevelopment Corp.), 5%, 2018	5,120,000	5,826,662
Florida Department Management Services Rev. “A”, AGM, 5.25%, 2015	1,875,000	2,114,663
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, AMBAC, 5%, 2020	2,200,000	2,200,946
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “B”, 5.5%, 2013 (c)	1,000,000	1,076,830
Hamilton Heights School Building Corp., First Mortgage, “N”, AGM, 5%, 2014	1,875,000	2,057,925
Hampton, VA, Museum Rev., 5%, 2014	760,000	808,967
New Jersey Economic Development Authority Rev., AGM, 5%, 2029 (b)	1,000,000	1,081,480
New York Dormitory Authority Rev., FGIC, 5.25%, 2029 (b)	1,000,000	1,025,050
New York Tobacco Settlement Financing Corp., “B”, 5%, 2018	2,000,000	2,308,060
New York Tobacco Settlement Financing Corp., “B-1C”, 5.5%, 2019	1,000,000	1,073,210
New York Urban Development Corp. Rev., “A”, 5.125%, 2015	675,000	738,956

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
State & Local Agencies - continued
Oklahoma Capitol Improvement Authority, State Facilities Rev. (Higher Education Projects), “A”, 2.25%, 2017	$2,500,000	$2,554,850
Orange County, NC, Public Facilities Co., Limited Obligation, 5%, 2020	500,000	581,495
South Jersey, NJ, Port Corp. Rev. (Marine Terminal), “P-2”, 4%, 2015	2,420,000	2,557,577
Virginia Public Building Authority, Public Facilities Rev., “A”, 5%, 2013	2,500,000	2,698,325
Virginia Public Building Authority, Public Facilities Rev., “A”, 5%, 2016	1,250,000	1,457,088
Virginia Public School Authority, 5%, 2013	1,000,000	1,066,140
Virginia Public School Authority, “C”, 5%, 2018	1,000,000	1,193,240
Virginia, MN, Housing & Redevelopment Authority, Healthcare Facility Lease Rev., 5.25%, 2012	85,000	86,781
Virginia, MN, Housing & Redevelopment Authority, Healthcare Facility Lease Rev., 5.25%, 2013	215,000	223,426
Wake County, NC, Annual Appropriation Ltd., Obligation Bonds, 5%, 2013	2,185,000	2,340,769
Wake County, NC, Annual Appropriation Ltd., Obligation Bonds, 5%, 2014	1,890,000	2,083,933

		$48,496,643
Student Loan Revenue - 2.2%
Massachusetts Educational Financing Authority Rev., “A”, 5.5%, 2017	$2,800,000	$3,109,652
Massachusetts Educational Financing Authority Rev., “J”, 5%, 2020	4,400,000	4,508,504
New Jersey Higher Education Assistance Authority Student Loan Rev., “1A”, 4%, 2012	2,000,000	2,049,540
New Mexico Educational Assistance Foundation, “A-1”, 5%, 2019	2,000,000	2,283,460
New Mexico Educational Assistance Foundation, “A-1”, 4%, 2020	1,500,000	1,610,985
New Mexico Educational Assistance Foundation, “B”, 4%, 2015	3,000,000	3,245,340

		$16,807,481
Tax - Other - 1.5%
Denver, CO, City & County Excise Tax Rev., “A”, ASSD GTY, 6%, 2021	$1,500,000	$1,794,450
Guam Government Ltd. Obligation Rev., “A”, 5%, 2013	825,000	863,585
New Jersey Economic Development Authority Rev., Cigarette Tax, 5.375%, 2015	2,730,000	2,885,255
New York, NY, City Transitional Finance Authority Rev., Future Tax Secured, “A”, 5%, 2014	945,000	1,058,324
New York, NY, City Transitional Finance Authority Rev., Future Tax Secured, “A”, ETM, 5%, 2014 (c)	55,000	62,048
New York, NY, City Transitional Finance Authority Rev., Future Tax Secured, “C”, 5%, 2016	4,000,000	4,641,960

		$11,305,622

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tobacco - 1.8%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$1,775,000	$1,365,437
New Jersey Tobacco Settlement Financing Corp., 6.75%, 2013 (c)	1,460,000	1,604,438
New Jersey Tobacco Settlement Financing Corp., “1A”, 4.5%, 2023	3,905,000	3,536,290
Railsplitter Tobacco Settlement Authority, IL, 5.25%, 2020	6,000,000	6,405,060
Southern California Tobacco Settlement Authority Rev., “A”, 5.625%, 2012 (c)	1,000,000	1,030,890
Virginia Tobacco Settlement Financing Corp., ETM, 5.25%, 2019 (c)	110,000	113,029

		$14,055,144
Toll Roads - 0.5%
Massachusetts Department of Transportation, Metropolitan Highway System Rev., “B”, 5%, 2017	$1,000,000	$1,128,060
Triborough, NY, Bridge & Tunnel Authority Rev., “A-1”, 4%, 2038 (b)	3,000,000	3,111,570

		$4,239,630
Transportation - Special Tax - 2.9%
Chicago, IL, Transit Authority Capital Grant Receipts Rev., AMBAC, 5%, 2014	$2,000,000	$2,151,560
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 5%, 2020	2,175,000	2,592,339
Kentucky Turnpike Authority, Economic Development Rev., “A”, 5%, 2016	4,000,000	4,637,680
Missouri Highways & Transit Commission State Road Rev. (Federal Reimbursement), “A”, 5%, 2015	3,000,000	3,397,800
Nevada Highway Improvement Rev. (Motor Vehicle Fuel Tax), NATL, 5.5%, 2013	2,395,000	2,607,748
New Jersey Transportation Trust Fund Authority, “D”, 5%, 2018	2,500,000	2,833,600
New Mexico Finance Authority State Transportation Rev., 5%, 2018	2,000,000	2,383,740
New York Thruway Authority, Second General Highway & Bridge Trust Fund, “A-1”, 5%, 2019	1,350,000	1,585,980

		$22,190,447
Universities - Colleges - 13.8%
Alabama Private Colleges (Tuskegee University), “N”, ASSD GTY, 5%, 2015	$815,000	$878,089
California Educational Facilities Authority Rev. (Chapman University), 5%, 2019	1,000,000	1,120,700
California Educational Facilities Authority Rev. (Chapman University), 5%, 2020	1,250,000	1,385,563
California Educational Facilities Authority Rev. (Loyola Marymount), “B”, FRN, 0.93%, 2015	1,810,000	1,819,195

15

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
California Educational Facilities Authority Rev. (Pitzer College), 5%, 2016	$1,395,000	$1,534,263
California Educational Facilities Authority Rev. (University of San Francisco), 5%, 2021	500,000	544,835
California Municipal Finance Authority Rev (Biola University), 5%, 2018	550,000	606,623
Central Michigan University Rev., 5%, 2017	1,760,000	2,006,576
Connecticut Health & Educational Facilities Authority Rev. (Yale University), “A-3”, 2%, 2049 (b)	3,000,000	3,057,630
District of Columbia University Rev. (Georgetown University), “A”, 5%, 2013	1,400,000	1,461,124
El Paso County, CO, Rev. (Colorado College), 2%, 2013	1,030,000	1,046,686
El Paso County, CO, Rev. (Colorado College), 5%, 2014	1,090,000	1,182,192
Erie, PA, Higher Education Building Authority Rev. (Mercyhurst College), 4.35%, 2014	640,000	667,328
Erie, PA, Higher Education Building Authority Rev. (Mercyhurst College), 5%, 2018	1,075,000	1,153,583
Harris County, TX, Cultural Education Facilities Financial Corp., Medical Facilities Rev. (Baylor College Medicine), “D”, 5%, 2016	750,000	781,448
Harris County, TX, Cultural Education Facilities Financial Corp., Medical Facilities Rev. (Baylor College Medicine), “D”, 5%, 2018	470,000	488,335
Harris County, TX, Cultural Education Facilities Financial Corp., Medical Facilities Rev. (Baylor College Medicine), “D”, 5%, 2019	500,000	514,010
Hempstead Town, NY, Local Development Corp. Rev. (Adelphi University Project), 5%, 2022	1,140,000	1,259,540
Illinois Educational Facilities Authority Rev. (Art Institute Chicago), “A”, 4.3%, 2030 (b)	500,000	521,840
Illinois Finance Authority Rev. (Depaul University), “B”, 5%, 2020	3,335,000	3,797,131
Illinois Finance Authority Rev. (IIlinois Institute of Technology), “A”, 5%, 2016	1,000,000	943,210
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2017	2,000,000	1,857,100
Illinois Finance Authority Rev. (Roosevelt University Project), 5%, 2015	1,000,000	1,070,400
Illinois Finance Authority Rev. (Roosevelt University Project), 5.25%, 2019	570,000	610,755
Illinois Finance Authority Rev. (University of Chicago), “B”, 5%, 2017	1,000,000	1,152,850
Iowa Higher Education Loan Authority Rev., Private College Facilities (Upper Iowa University), 5%, 2015	550,000	591,954
Iowa Higher Education Loan Authority Rev., Private College Facilities (Upper Iowa University), 5%, 2016	845,000	910,150
Iowa Higher Education Loan Authority Rev., Private College Facilities (Upper Iowa University), 5%, 2017	730,000	783,655

16

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
Jackson State University, MS, Educational Building Corp. Rev. “A-1”, 5%, 2015	$1,490,000	$1,641,265
Lone Star College System, TX, “A”, 5%, 2018	4,250,000	5,072,758
Massachusetts Development Finance Agency Rev. (Boston University), “V-2”, 2.875%, 2014	2,250,000	2,316,330
Massachusetts Development Finance Agency Rev. (Brandeis University), “O-2”, 3%, 2013	2,680,000	2,775,515
Massachusetts Development Finance Agency Rev. (Brandeis University), “O-2”, 3%, 2014	2,675,000	2,790,426
Massachusetts Development Finance Agency Rev. (Hampshire College), 5.15%, 2014	95,000	101,499
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 2018	1,485,000	1,615,695
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 2019	1,605,000	1,735,326
Massachusetts Development Finance Agency Rev. (Tufts University), “P”, 3%, 2036 (b)	3,000,000	3,138,960
Massachusetts Development Finance Agency Rev. (Wheelock), “C”, 5%, 2017	1,845,000	1,999,759
Massachusetts Health & Educational Facilities Authority Rev. (Amherst College), “K-2”, 2.75%, 2038 (b)	1,000,000	1,004,320
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “K”, 5.25%, 2012	375,000	387,353
Massachusetts Health & Educational Facilities Authority Rev. (Northeastern University), 4.1%, 2037 (b)	1,000,000	1,017,400
Massachusetts Health & Educational Facilities Authority Rev. (Northeastern University), “T-1”, 4.125%, 2037 (b)	1,000,000	1,011,010
Massachusetts Health & Educational Facilities Authority Rev. (Springfield College), 5%, 2014	1,010,000	1,072,772
Massachusetts Health & Educational Facilities Authority Rev. (Springfield College), 5%, 2016	1,115,000	1,187,263
Massachusetts Health & Educational Facilities Authority Rev. (University of Massachusetts), “A”, 2.2%, 2030 (b)	2,000,000	2,040,900
Medical Center Educational Building Corp. Rev. (University of Mississippi), 4%, 2014	1,240,000	1,318,405
Medical Center Educational Building Corp. Rev. (University of Mississippi), 4%, 2015	2,330,000	2,502,630
Michigan University Rev. (Wayne State University), “A”, 5%, 2013	1,000,000	1,066,090
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities (Vanderbilt University), “B”, 5%, 2012	1,000,000	1,042,450
Nassau County, NY, Industrial Development Agency, Civic Facilities Rev. (New York Institute of Technology), “A”, 5.25%, 2017	430,000	474,398
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	1,710,000	1,978,641

17

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
New York, NY, Trust for Cultural Resources Rev. (Juilliard School), 2.1%, 2036 (b)	$2,000,000	$2,036,120
New York, NY, Trust for Cultural Resources Rev. (Juilliard School), “B”, 2.75%, 2036 (b)	1,190,000	1,209,242
Ohio State University Rev., “A”, 5%, 2012	1,500,000	1,574,460
Pennsylvania Higher Educational Facilities Authority Rev. (Thomas Jefferson University), “B”, 5.25%, 2017	1,000,000	1,140,670
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 4.5%, 2012	685,000	698,371
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 5%, 2019	1,250,000	1,322,788
South Carolina Educational Facilities Authority, Private Nonprofit Institutions (Furman University), 3%, 2013	1,000,000	1,036,020
St. Joseph County, IN, Educational Facilities Rev. (University of Notre Dame Du Lac), 3.875%, 2040 (b)	1,000,000	1,011,530
St. Lawrence County, NY, Industrial Development Agency (St. Lawrence University), 5%, 2016	1,000,000	1,113,860
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (New York Institute of Technology), 5.25%, 2017	500,000	533,230
Tompkins County, NY, Industrial Development Agency Rev. (Ithaca College), 5%, 2016	3,000,000	3,222,630
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 5.5%, 2022	1,000,000	1,116,630
University of Delaware Rev., “B”, 4%, 2013	1,500,000	1,604,055
University of Southern Indiana Rev., “J”, ASSD GTY, 4%, 2016	1,000,000	1,073,690
University of Texas, Permanent University Fund, “B”, 5%, 2014 (c)	2,000,000	2,230,820
University of Texas, Permanent University Fund, “C”, 5%, 2021	1,000,000	1,121,010
Utah Board of Regents Auxiliary & Campus Facilities System Rev., “A”, NATL, 5%, 2018	1,090,000	1,187,501
Utah Board of Regents Student Loan Rev., “EE-2”, 5%, 2017	5,000,000	5,764,300
Washington Higher Education Facilities Authority Rev. (Gonzaga University), “A”, 5%, 2014	3,315,000	3,550,332
Western Michigan University Rev., ASSD GTY, 5.25%, 2014	1,000,000	1,103,270

		$106,688,459
Universities - Dormitories - 0.4%
California Statewide Communities Development Authority Student Housing (University of California-Irvine), 5%, 2014	$1,000,000	$1,071,180
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5%, 2017	825,000	892,419
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5%, 2018	1,005,000	1,078,395

		$3,041,994

18

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Secondary Schools - 0.0%
District of Columbia Rev. (Gonzaga College High School), AGM, 5%, 2012	$75,000	$76,966

Utilities - Investor Owned - 7.2%
Beaver County, PA, Industrial Development Authority, Pollution Control Rev. (Duquesne Light Co.), “C”, 4.75%, 2033 (b)	$2,000,000	$2,089,700
Brazos River, TX, Authority Rev. (Centerpoint Energy), “B”, FGIC, 4.25%, 2017	1,260,000	1,302,248
California Infrastructure & Economic Development Bank Rev. (Pacific Gas & Electric Co.), “E”, 2.25%, 2026 (b)	1,500,000	1,509,900
California Statewide Communities Development Authority Poll (Southern California Edison Co.), “A”, SYNCORA, 4.1%, 2028 (b)	500,000	520,585
Chesapeake, VA., Economic Development Authority Pollution Control (Virginia Electric Power Co.) Rev., 3.6%, 2032 (b)	1,000,000	1,018,930
De Soto Parish, LA, Pollution Control Rev. (Southwestern Electric Power Co.), 3.25%, 2019 (b)	2,500,000	2,569,700
Farmington, NM, Pollution Control Rev. (El Paso Electric Co.), “A”, FGIC, 4%, 2032 (b)	695,000	696,195
Farmington, NM, Pollution Control Rev. (Public Service Co. of New Mexico), “B”, 4.75%, 2040 (b)	2,000,000	2,016,500
Farmington, NM, Pollution Control Rev. (Public Service of Arizona), “C”, 2.875%, 2024 (b)	1,000,000	1,019,970
Farmington, NM, Pollution Control Rev. (Southern California Edison Co.), “A”, 2.875%, 2029 (b)	2,400,000	2,462,496
Hillsborough County, FL, Industrial Development Authority (Tampa Electric), 5.15%, 2025 (b)	1,000,000	1,060,870
Illinois Finance Authority Gas Supply Rev. (Peoples Gas Light & Coke Co.), 2.125%, 2030 (b)	1,400,000	1,401,610
Indiana Finance Authority Environmental Facilities Rev. (Indianapolis Power & Light Co.), “B”, 4.9%, 2016	1,000,000	1,095,920
Iowa Finance Authority Pollution Control Facilities Rev. (Interstate Power & Light), FGIC, 5%, 2014	1,000,000	1,081,950
Louisa, VA, Industrial Development Authority, Solid Waste & Sewer Disposal (VEPCO), “A”, 2.5%, 2031 (b)	1,000,000	1,012,960
Louisiana Public Facilities Authority Rev. (Entergy Gulf States Louisiana LLC), “B”, 2.875%, 2015	2,000,000	2,025,300
Madison, WI, Industrial Development Rev. (Madison Gas & Electric Co.), “B”, 4.875%, 2027 (b)	420,000	427,199
Maryland Economic Development Corp., Pollution Control Rev. (Potomac Electric Power Co.), 6.2%, 2022	1,045,000	1,226,652
Mason County, WV, Pollution Control Rev. (Appalachian Power Co.), “L”, 2%, 2022 (b)	3,000,000	3,000,810
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	220,000	241,138

19

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Investor Owned - continued
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 2020	$1,000,000	$1,171,400
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 3.05%, 2024 (b)	1,000,000	1,011,080
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.25%, 2029 (b)	1,000,000	1,109,000
Mississippi Business Finance Corp., Rev. (Mississippi Power Co. Project), 2.25%, 2040 (b)	2,000,000	2,007,300
Missouri Environmental Improvement & Energy Resources Authority (Kansas Power & Light Co.), SYNCORA, 5.25%, 2017 (b)	1,000,000	1,040,850
Navajo County, AZ, Pollution Control Corp. Rev. (Arizona Public Service Co.), “C”, 5.5%, 2034 (b)	1,000,000	1,086,700
New Hampshire Business Finance Authority, Pollution Control Rev. (United Illuminating Co.), 4.5%, 2027 (b)	1,000,000	1,056,590
New Hampshire Business Finance Authority, Pollution Control Rev. (United Illuminating Co.), 7.125%, 2027 (b)	1,565,000	1,585,580
New York Energy Research & Development Authority, Pollution Control Rev. (New York Electric & Gas Corp.), “A”, 2.125%, 2015	2,500,000	2,465,100
New York Energy Research & Development Authority, Pollution Control Rev. (Rochester Gas & Electric Corp.), “A”, NATL, 4.75%, 2032 (b)	1,130,000	1,181,302
Ohio Air Quality Development Authority Rev. (FirstEnergy Generation Corp.), “A”, 2.25%, 2023 (b)	1,500,000	1,502,085
Pennsylvania Economic Development Financing Authority (Exelon Generation Co. LLC), “A”, 5%, 2042 (b)	3,200,000	3,274,112
Pennsylvania Economic Development Financing Authority (PPL Energy Supply LLC), 3%, 2038 (b)	3,000,000	3,077,580
Pima County, AZ, Industrial Development Authority Pollution Control Rev. (Tucson Electric Power Co.), “A”, 4.95%, 2020	2,135,000	2,225,503
State of Indiana Finance Authority, Environmental Rev. (Duke Energy Indiana, Inc.), “A-2”, 3.375%, 2019	3,000,000	3,045,750
York County, VA, Economic Development Authority Pollution Control Rev. (Virginia Electric & Power Co.), “A”, 4.05%, 2033 (b)	1,000,000	1,054,390

		$55,674,955
Utilities - Municipal Owned - 4.9%
California Department of Water Resources, Power Supply Rev., “L”, 5%, 2018	$3,510,000	$4,090,203
California Department of Water Resources, Power Supply Rev., “M”, 4%, 2019	3,000,000	3,303,660
California Infrastructure & Economic Development Bank Rev., “A”, 4%, 2015	1,260,000	1,328,179
Dalton, GA, Utilities Rev. ETM, AGM, 6%, 2012 (c)	500,000	504,620
Energy Northwest, WA, Wind Project Rev., NATL, 5%, 2013	280,000	298,306

20

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Municipal Owned - continued
Florida Municipal Power Agency Rev. (St. Lucie Project), “A”, 5%, 2019	$2,365,000	$2,703,006
Florida Municipal Power Agency Rev. (St. Lucie Project), “A”, 5%, 2020	1,330,000	1,514,298
Harris County, TX, Cultural Education Facilities Financial Corp., Thermal Utilities Rev. (Teco Project), “A”, 5%, 2014	1,000,000	1,102,150
Indianapolis, IN, Gas Utility Rev., ASSD GTY, 5%, 2030 (b)	1,500,000	1,602,180
Lakeland, FL, Energy System Rev., FRN, 0.89%, 2012	2,000,000	2,005,340
Los Angeles, CA, Department of Water & Power Rev., “A”, 5%, 2019	1,000,000	1,180,930
Louisville & Jefferson County, KY, Metropolitan Government Pollution Control Rev. (Louisville Gas & Electric Co.), “A”, 1.9%, 2033 (b)	1,500,000	1,506,045
Massachusetts Development Finance Agency (Devens Electrical Systems), 5.125%, 2011	30,000	30,076
Memphis, TN, Electric System Rev., 5%, 2014	1,500,000	1,682,850
Municipal Electric Authority, GA, Vogtle Units 3&4, “J-B”, 5%, 2017	2,500,000	2,844,275
New York Energy Research & Development Authority, Pollution Control Rev. (New York Electric & Gas Corp.), “C”, 3%, 2029 (b)	1,000,000	1,016,910
North Carolina Eastern Municipal Power Agency, “A”, 5%, 2014	1,000,000	1,082,600
North Carolina Municipal Power Agency No. 1, Catawba Electric Rev., “A”, 5.5%, 2013	340,000	358,877
North Carolina Municipal Power Agency No. 1, Catawba Electric Rev., “A”, ETM, 5.5%, 2013 (c)	160,000	169,384
Northern California Power Agency Capital Facilities Rev., “A”, 2%, 2012	1,000,000	1,011,200
Northern California Power Agency Rev., “A”, 4%, 2013	1,000,000	1,051,840
Orlando, FL, Utilities Commission Utility System Rev., “C”, 5%, 2013	1,335,000	1,447,514
Piedmont, SC, Municipal Power Agency Electric Rev., “A-2”, 5%, 2018	750,000	847,283
Seattle, WA, Municipal Light & Power Rev., “B”, 5%, 2018	4,000,000	4,711,320
Southern California Public Power Authority (San Juan), “A”, AGM, 5.375%, 2012	595,000	599,849

		$37,992,895
Utilities - Other - 1.3%
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 2015	$190,000	$205,432
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 2016	1,175,000	1,279,505
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.125%, 2016	1,045,000	1,084,302
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 2022	2,455,000	2,578,511
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 2016	270,000	296,314
Indiana Bond Bank Special Program, Gas Rev., “A”, 5%, 2017	1,350,000	1,468,476
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 2018	355,000	390,496

21

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Other - continued
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	$1,000,000	$1,005,020
Texas SA Energy Acquisition Public Facilities Corp., Gas Supply Rev., 5%, 2012	1,500,000	1,538,010

		$9,846,066
Water & Sewer Utility Revenue - 10.0%
Atlanta, GA, Water & Wastewater Rev., “A”, FGIC, 5.5%, 2014	$1,185,000	$1,325,873
Birmingham, AL, Waterworks Board Water Rev., 3%, 2015	3,730,000	3,815,827
Dallas, TX, Waterworks & Sewer Systems Rev., 3%, 2017	1,000,000	1,073,390
Fort Worth, TX, Water & Sewer Rev., Refunding & Improvement, 5%, 2020	2,940,000	3,491,573
Fort Worth, TX, Water & Sewer Rev., Refunding & Improvement, 5%, 2021	5,250,000	6,254,483
Houston, TX, Utilities Systems Rev., NATL, 5.25%, 2014	1,485,000	1,644,845
Houston, TX, Utilities Systems Rev., “A”, AGM, 5%, 2012	1,500,000	1,572,360
Houston, TX, Utilities Systems Rev., “D”, 5%, 2022	4,565,000	5,372,594
King County, WA, Sewer Rev., FGIC, 5.25%, 2012	750,000	756,105
Los Angeles County, CA, Sanitation Districts Financing Authority Rev. (Capital Projects), “A”, 5%, 2020	5,000,000	5,984,050
Miami-Dade County, FL, Water & Sewer Rev., 4%, 2014	1,000,000	1,072,120
Michigan Municipal Bond Authority, Clean Water Rev., 5.375%, 2014	1,920,000	2,004,250
Minnesota Public Facilities Authority, Revolving Fund Rev., “C”, 5%, 2019	9,215,000	11,160,287
Mississippi Development Bank Special Obligation (Hattiesburg Water & Sewer), “N”, AMBAC, 5%, 2015	1,000,000	1,077,650
Nashville & Davidson County, TN, Metropolitan Government Water & Sewer Rev., “A”, AGM, 5%, 2017	1,000,000	1,166,680
New York Environmental Facilities Corp., 5%, 2012	2,085,000	2,145,986
New York Environmental Facilities Corp. Rev., “C”, 5%, 2020	3,395,000	4,072,438
New York Environmental Facilities Corp. Rev., “C”, 5%, 2020	2,825,000	3,403,023
New York Environmental Facilities Corp., “I”, 5%, 2013	1,000,000	1,072,530
Nueces River Authority, Texas Water Supply Rev. (Corpus Christi Project), AGM, 5%, 2013	540,000	575,456
Ohio Water Development Authority, Water Pollution Control Rev., 5.25%, 2020	2,000,000	2,437,740
Ohio Water Development Authority, Water Pollution Control Rev. (Water Quality), “A”, 3.25%, 2013	1,470,000	1,532,504
Phoenix, AZ, Civic Improvement Corp., Water System Rev., FGIC, 5.5%, 2021	1,260,000	1,539,014
Portland, OR, Sewer System Rev. , “A”, 5%, 2018	5,000,000	5,913,350
Sacramento, CA, Municipal Utility District, “X”, 5%, 2020	1,750,000	2,015,493
Sebring, FL, Water & Wastewater, FGIC, 5.25%, 2013	690,000	716,075
Utah Water Finance Agency Rev., “A”, AMBAC, 5%, 2012	500,000	517,765

22

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Water & Sewer Utility Revenue - continued
Virginia Resources Authority, Clean Water Rev., 5%, 2019	$1,980,000	$2,304,779
Wisconsin Clean Water Rev., “1”, 3%, 2013	1,000,000	1,039,720

		$77,057,960
Total Municipal Bonds (Identified Cost, $713,501,215)		$735,796,797

Floating Rate Demand Notes - 1.0%
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “A”, 0.1%, due 11/01/11	$2,900,000	$2,900,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “B”, 0.1%, due 11/01/11	3,200,000	3,200,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 0.1%, due 11/01/11	1,600,000	1,600,000
Total Floating Rate Demand Notes, at Cost and Value		$7,700,000

Money Market Funds (v) - 2.3%
MFS Institutional Money Market Portfolio, 0.07%, at Cost and Net Asset Value	17,495,511	$17,495,511
Total Investments (Identified Cost, $738,696,726)		$760,992,308

Other Assets, Less Liabilities - 1.6%		12,281,890
Net Assets - 100.0%		$773,274,198

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RADIAN	Radian Asset Assurance, Inc.
ST AID	State Aid
SYNCORA	Syncora Guarantee Inc.

See Notes to Financial Statements

23

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 10/31/11 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $721,201,215)	$743,496,797
Underlying affiliated funds, at cost and value	17,495,511
Total investments, at value (identified cost, $738,696,726)	$760,992,308
Receivables for
Investments sold	3,333,525
Fund shares sold	4,856,640
Interest	8,985,360
Total assets	$778,167,833
Liabilities
Payables for
Distributions	$362,751
Investments purchased	2,490,350
Fund shares reacquired	1,711,564
Payable to affiliates
Investment adviser	35,104
Shareholder servicing costs	149,112
Distribution and service fees	24,302
Payable for independent Trustees’ compensation	4,422
Accrued expenses and other liabilities	116,030
Total liabilities	$4,893,635
Net assets	$773,274,198
Net assets consist of
Paid-in capital	$752,591,744
Unrealized appreciation (depreciation) on investments	22,295,582
Accumulated net realized gain (loss) on investments	(1,644,610)
Undistributed net investment income	31,482
Net assets	$773,274,198
Shares of beneficial interest outstanding	96,055,399

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$589,731,590	73,256,923	$8.05
Class B	2,436,487	302,922	8.04
Class C	128,906,254	16,004,740	8.05
Class I	52,199,867	6,490,814	8.04

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $8.26 [100 / 97.5 x $8.05]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

24

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 10/31/11 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$11,693,928
Dividends	7,798
Total investment income	$11,701,726
Expenses
Management fee	$1,515,122
Distribution and service fees	1,405,370
Shareholder servicing costs	249,597
Administrative services fee	60,212
Independent Trustees’ compensation	11,885
Custodian fee	61,738
Shareholder communications	20,735
Auditing fees	22,727
Legal fees	6,006
Miscellaneous	105,269
Total expenses	$3,458,661
Fees paid indirectly	(23)
Reduction of expenses by investment adviser and distributor	(308,487)
Net expenses	$3,150,151
Net investment income	$8,551,575
Realized and unrealized gain (loss) on investments
Realized gain (loss) on investment transactions (identified cost basis)	$1,372,079
Change in unrealized appreciation (depreciation) on investments	$9,230,796
Net realized and unrealized gain (loss) on investments	$10,602,875
Change in net assets from operations	$19,154,450

See Notes to Financial Statements

25

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 10/31/11 (unaudited)	Year ended 4/30/11
From operations
Net investment income	$8,551,575	$15,886,056
Net realized gain (loss) on investments	1,372,079	154,110
Net unrealized gain (loss) on investments	9,230,796	(1,723,861)
Change in net assets from operations	$19,154,450	$14,316,305
Distributions declared to shareholders
From net investment income	$(8,430,943)	$(15,640,685)
Change in net assets from fund share transactions	$33,822,539	$129,600,433
Total change in net assets	$44,546,046	$128,276,053
Net assets
At beginning of period	728,728,152	600,452,099
At end of period (including undistributed net investment income of $31,482 and accumulated distributions in excess of net investment income of $89,150, respectively)	$773,274,198	$728,728,152

See Notes to Financial Statements

26

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/11 (unaudited)		Years ended 4/30
Class A			2011		2010	2009	2008	2007

Net asset value, beginning of period	$7.93		$7.93		$7.71	$7.67	$7.70	$7.66
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.19		$0.22	$0.25	$0.27	$ 0.27	(z)
Net realized and unrealized gain (loss) on investments	0.12		(0.00	)(w)	0.22	0.05	(0.02)	0.02	(z)
Total from investment operations	$0.22		$0.19		$0.44	$0.30	$0.25	$0.29
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.19)		$(0.22)	$(0.26)	$(0.28)	$(0.25)
Net asset value, end of period	$8.05		$7.93		$7.93	$7.71	$7.67	$7.70
Total return (%) (r)(s)(t)(x)	2.73	(n)	2.41		5.80	3.99	3.25	3.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79	(a)	0.81		0.80	0.77	0.78	0.85
Expenses after expense reductions (f)	0.69	(a)	0.70		0.70	0.63	0.63	0.70
Net investment income	2.41	(a)	2.41		2.84	3.33	3.53	3.55	(z)
Portfolio turnover	10		9		8	15	30	9
Net assets at end of period (000 omitted)	$589,732		$589,476		$482,962	$214,796	$124,161	$116,562

See Notes to Financial Statements

27

Financial Highlights – continued

	Six months ended 10/31/11 (unaudited)		Years ended 4/30
Class B			2011		2010	2009	2008	2007

Net asset value, beginning of period	$7.92		$7.92		$7.70	$7.66	$7.69	$7.65
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.13		$0.17	$0.20	$0.21	$0.21	(z)
Net realized and unrealized gain (loss) on investments	0.11		(0.00	)(w)	0.21	0.04	(0.02)	0.02	(z)
Total from investment operations	$0.18		$0.13		$0.38	$0.24	$0.19	$0.23
Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.13)		$(0.16)	$(0.20)	$(0.22)	$(0.19)
Net asset value, end of period	$8.04		$7.92		$7.92	$7.70	$7.66	$7.69
Total return (%) (r)(s)(t)(x)	2.33	(n)	1.65		5.03	3.22	2.46	3.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.55	(a)	1.55		1.54	1.52	1.53	1.61
Expenses after expense reductions (f)	1.45	(a)	1.46		1.46	1.37	1.38	1.46
Net investment income	1.66	(a)	1.68		2.19	2.63	2.79	2.79	(z)
Portfolio turnover	10		9		8	15	30	9
Net assets at end of period (000 omitted)	$2,436		$3,312		$6,231	$10,486	$10,454	$15,393

	Six months ended 10/31/11 (unaudited)		Years ended 4/30
Class C			2011		2010	2009	2008	2007

Net asset value, beginning of period	$7.94		$7.93		$7.71	$7.67	$7.71	$7.67
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.12		$0.16	$0.19	$0.21	$0.21	(z)
Net realized and unrealized gain (loss) on investments	0.11		0.01	(g)	0.21	0.04	(0.04)	0.01	(z)
Total from investment operations	$0.17		$0.13		$0.37	$0.23	$0.17	$0.22
Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.12)		$(0.15)	$(0.19)	$(0.21)	$(0.18)
Net asset value, end of period	$8.05		$7.94		$7.93	$7.71	$7.67	$7.71
Total return (%) (r)(s)(t)(x)	2.16	(n)	1.67		4.90	3.11	2.24	2.96
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.55	(a)	1.55		1.57	1.62	1.63	1.70
Expenses after expense reductions (f)	1.55	(a)	1.55		1.55	1.48	1.48	1.55
Net investment income	1.55	(a)	1.56		1.98	2.46	2.68	2.70	(z)
Portfolio turnover	10		9		8	15	30	9
Net assets at end of period (000 omitted)	$128,906		$121,803		$111,259	$44,185	$21,959	$24,634

See Notes to Financial Statements

28

Financial Highlights – continued

Class I	Six months ended 10/31/11 (unaudited)		Period ended 4/30/11 (i)

Net asset value, beginning of period	$7.93		$8.09
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.13
Net realized and unrealized gain (loss) on investments	0.11		(0.16	)(g)
Total from investment operations	$0.21		$(0.03)
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.13)
Net asset value, end of period	$8.04		$7.93
Total return (%) (r)(s)(x)	2.67	(n)	(0.32	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.54	(a)	0.56	(a)
Expenses after expense reductions (f)	0.54	(a)	0.53	(a)
Net investment income	2.52	(a)	2.55	(a)
Portfolio turnover	10		9
Net assets at end of period (000 omitted)	$52,200		$14,138

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception August 30, 2010 (Class I) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.
(x)	Total returns have been calculated on net asset values which include adjustments made in accordance with the U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities in the current year that resulted in an increase of $0.01 per share to net investment income, a decrease of less than $0.01 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.06% to the net investment income ratio for the year ended April 30, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

29

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Municipal Limited Maturity Fund (the fund) is a series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of municipal instruments can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the instrument is issued and the liquidity of the security. Municipal instruments generally trade in the over-the-counter market. Municipal instruments backed by current and anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, the security could decline in value, interest from the security could become taxable and the funds may be required to issue Forms 1099-DIV.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid

30

Notes to Financial Statements (unaudited) – continued

quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted

31

Notes to Financial Statements (unaudited) – continued

quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of October 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$735,796,797	$—	$735,796,797
Short Term Securities	—	7,700,000	—	7,700,000
Mutual Funds	17,495,511	—	—	17,495,511
Total Investments	$17,495,511	$743,496,797	$—	$760,992,308

For further information regarding security characteristics, see the Portfolio of Investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended October 31, 2011, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue

32

Notes to Financial Statements (unaudited) – continued

Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

4/30/11
Tax-exempt income	$15,640,685

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 10/31/11
Cost of investments	$737,911,603
Gross appreciation	24,403,655
Gross depreciation	(1,322,950)
Net unrealized appreciation (depreciation)	$23,080,705

As of 4/30/11
Undistributed tax-exempt income	1,282,150
Capital loss carryforwards	(3,692,963)
Other temporary differences	(1,371,300)
Net unrealized appreciation (depreciation)	13,741,060

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

33

Notes to Financial Statements (unaudited) – continued

As of April 30, 2011, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

4/30/12	$(247,777)
4/30/13	(789,744)
4/30/14	(625,131)
4/30/15	(746,953)
4/30/16	(432,394)
4/30/17	(616,758)
4/30/18	(234,206)
Total	$(3,692,963)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 10/31/11	Year ended 4/30/11
Class A	$7,231,230	$13,588,854
Class B	22,563	80,821
Class C	950,411	1,950,059
Class I (i)	226,739	20,951
Total	$8,430,943	$15,640,685

(i)	For the period from the class’ inception, August 30, 2010 (Class I) through the stated period end.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management fee, distribution and service fee, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that operating expenses do not exceed 0.15% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such

34

Notes to Financial Statements (unaudited) – continued

agreement will continue at least until August 31, 2012. For the six months ended October 31, 2011, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $52,018 for the six months ended October 31, 2011, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.15%	$763,691
Class B	0.75%	0.25%	1.00%	0.91%	14,222
Class C	0.75%	0.25%	1.00%	1.00%	627,457
Total Distribution and Service Fees					$1,405,370

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2011 based on each class’ average daily net assets. 0.10% of the Class A service fee is currently being waived under a written waiver agreement. For the six months ended October 31, 2011, this waiver amounted to $305,474 and is reflected as a reduction of total expenses in the Statement of Operations. For one year from date of sale of Class B shares, assets attributable to such Class B shares are subject to the 0.25% annual Class B service fee. On assets attributable to all other Class B shares, 0.15% of the Class B service fee is being paid by the fund and 0.10% of the Class B service fee is currently being waived under a written waiver agreement. For the six months ended October 31, 2011, this waiver amounted to $1,373 and is reflected as a reduction of total expenses in the Statement of Operations. These written waiver agreements will continue until modified by the fund’s Board of Trustees, but such agreements will continue at least until August 31, 2012.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a

35

Notes to Financial Statements (unaudited) – continued

shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2011, were as follows:

Amount
Class A	$146,476
Class B	1,573
Class C	16,999

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended October 31, 2011, the fee was $60,740, which equated to 0.0161% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended October 31, 2011, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $188,857.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended October 31, 2011 was equivalent to an annual effective rate of 0.0159% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a net decrease in pension expense of $26 which is included in independent Trustees’ compensation for the six months ended October 31, 2011. The liability for deferred retirement benefits payable to certain

36

Notes to Financial Statements (unaudited) – continued

independent Trustees under both plans amounted to $4,417 at October 31, 2011, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended October 31, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $2,671 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,640, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $107,757,489 and $74,126,779, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 10/31/11		Year ended 4/30/11
	Shares	Amount	Shares	Amount
Shares sold
Class A	16,956,212	$136,355,738	45,479,665	$362,403,007
Class B	45,250	363,377	95,145	751,421
Class C	2,355,979	18,980,626	6,327,880	50,500,765
Class I (i)	5,044,094	40,537,067	1,800,895	14,202,535
	24,401,535	$196,236,808	53,703,585	$427,857,728

37

Notes to Financial Statements (unaudited) – continued

	Six months ended 10/31/11		Year ended 4/30/11
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	681,006	$5,479,770	1,242,638	$9,888,195
Class B	1,841	14,791	5,861	46,616
Class C	77,065	620,135	153,937	1,226,229
Class I (i)	24,773	199,132	2,181	17,277
	784,685	$6,313,828	1,404,617	$11,178,317
Shares reacquired
Class A	(18,679,376)	$(150,267,925)	(33,359,953)	$(264,530,229)
Class B	(162,092)	(1,303,739)	(470,183)	(3,733,850)
Class C	(1,772,688)	(14,248,106)	(5,167,825)	(41,015,573)
Class I (i)	(361,413)	(2,908,327)	(19,716)	(155,960)
	(20,975,569)	$(168,728,097)	(39,017,677)	$(309,435,612)
Net change
Class A	(1,042,158)	$(8,432,417)	13,362,350	$107,760,973
Class B	(115,001)	(925,571)	(369,177)	(2,935,813)
Class C	660,356	5,352,655	1,313,992	10,711,421
Class I (i)	4,707,454	37,827,872	1,783,360	14,063,852
	4,210,651	$33,822,539	16,090,525	$129,600,433

(i)	For the period from the class’ inception, August 30, 2010 (Class I) through the stated period end.

Effective May 1, 2006, the sale of Class B shares of the fund have been suspended except in certain circumstances. Please see the fund’s prospectus for details.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended October 31, 2011, the fund’s commitment fee and interest expense were $2,925 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

38

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	12,792,805	130,004,286	(125,301,580)	17,495,511

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$7,798	$17,495,511

39

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2011 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2010 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers,

40

Board Review of Investment Advisory Agreement – continued

reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc., the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2010, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period and the 3rd quintile for the five-year period ended December 31, 2010 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

41

Board Review of Investment Advisory Agreement – continued

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that MFS currently observes an expense limitation for the Fund, and that MFS Fund Distributors, Inc. (“MFD”), an affiliate of MFS, currently observes a Class A 12b-1 waiver, each of which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate schedule is not subject to any breakpoints. Taking into account the expense limitation noted above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

42

Board Review of Investment Advisory Agreement – continued

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFD. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2011.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

43

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the Fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

44

Save paper with eDelivery.

MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS® Research Bond Fund

SEMIANNUAL REPORT

October 31, 2011

RBF-SEM

MFS® RESEARCH BOND FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

We are indeed living through some volatile times. Economic uncertainty is everywhere, as it seems no place in the world has been unmoved by crisis this year. We have seen a devastating earthquake and tsunami that have led to disruptions in the Japanese markets and supply chains. Protests have changed the face of the Middle East and left in their wake lingering tensions and resultant higher oil prices. We have seen debt limits tested in Europe and the United States and policymakers grappling to craft often unpopular monetary and fiscal responses at a time when consumers and businesses struggle with what appears to be a slowing global economy. On top of all of that, we have seen long-term U.S. debt lose its Standard & Poor’s AAA rating.

When markets become volatile, managing risk becomes a top priority for investors and their advisors. At MFS® risk management is foremost in our minds in all market climates. Our analysts and portfolio managers keep risks firmly in mind when evaluating securities. Additionally, we have a team of quantitative analysts that measures and assesses the risk profiles of our portfolios and securities on an ongoing basis. The chief investment risk officer, who oversees the team, reports directly to the firm’s president and chief investment officer so the risk associated with each portfolio can be assessed objectively and independently of the portfolio management team.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and
Chief Executive Officer

MFS Investment Management®

December 16, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)

High Grade Corporates

32.1%

Mortgage-Backed Securities

20.7%

U.S. Treasury Securities

19.5%

U.S. Government Agencies

7.0%

High Yield Corporates

5.5%

Commercial Mortgage-Backed Securities

5.2%

Collateralized Debt Obligations

2.7%

Emerging Markets Bonds

2.6%

Asset-Backed Securities

1.6%

Non-U.S. Government Bonds

1.4%

Composition including fixed income credit quality (a)(i)

AAA

5.5%

AA

3.0%

A

10.9%

BBB

25.1%

BB

5.1%

B

1.0%

CCC

0.2%

CC

0.2%

C (o)

0.0%

D

0.1%

U.S. Government

19.5%

Federal Agencies

27.7%

Not Rated (o)

0.0%

Cash & Other

1.7%

Portfolio facts (i)

Average Duration (d)

4.7

Average Effective Maturity (m)

6.9 yrs.

(a)
For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and
Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures, which have not been rated by any rating agency. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund itself has not been rated.

(d)
Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

2

Portfolio Composition – continued

(i)
For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

(m)
In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

(o)
Less than 0.1%.

Percentages are based on net assets as of 10/31/11.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

May 1, 2011 through October 31, 2011

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2011 through October 31, 2011.

The expenses include the payment of a
portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class

 Annualized Expense
Ratio

Beginning Account Value 5/01/11

  Ending
Account Value 10/31/11

  Expenses
 Paid During Period (p)
5/01/11-10/31/11

A

Actual

0.80%

$1,000.00

$1,032.62

$4.09

Hypothetical (h)

0.80%

$1,000.00

$1,021.11

$4.06

B

Actual

1.60%

$1,000.00

$1,028.55

$8.16

Hypothetical (h)

1.60%

$1,000.00

$1,017.09

$8.11

C

Actual

1.65%

$1,000.00

$1,028.24

$8.41

Hypothetical (h)

1.65%

$1,000.00

$1,016.84

$8.36

I

Actual

0.65%

$1,000.00

$1,033.39

$3.32

Hypothetical (h)

0.65%

$1,000.00

$1,021.87

$3.30

W

Actual

0.75%

$1,000.00

$1,032.87

$3.83

Hypothetical (h)

0.75%

$1,000.00

$1,021.37

$3.81

R1

Actual

1.65%

$1,000.00

$1,027.28

$8.41

Hypothetical (h)

1.65%

$1,000.00

$1,016.84

$8.36

R2

Actual

1.15%

$1,000.00

$1,030.84

$5.87

Hypothetical (h)

1.15%

$1,000.00

$1,019.36

$5.84

R3

Actual

0.90%

$1,000.00

$1,031.15

$4.60

Hypothetical (h)

0.90%

$1,000.00

$1,020.61

$4.57

R4

Actual

0.65%

$1,000.00

$1,032.43

$3.32

Hypothetical (h)

0.65%

$1,000.00

$1,021.87

$3.30

529A

Actual

0.87%

$1,000.00

$1,031.34

$4.44

Hypothetical (h)

0.87%

$1,000.00

$1,020.76

$4.42

529B

Actual

1.72%

$1,000.00

$1,026.94

$8.76

Hypothetical (h)

1.72%

$1,000.00

$1,016.49

$8.72

529C

Actual

1.72%

$1,000.00

$1,027.91

$8.77

Hypothetical (h)

1.72%

$1,000.00

$1,016.49

$8.72

(h)
5% class return per year before expenses.

(p)
Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 0.85%,
1.70%, and 1.70% for Classes 529A, 529B, and 529C, respectively; the actual expenses paid during the period would have been approximately $4.34, $8.66, and $8.67 for Classes 529A, 529B, and 529C, respectively; and the hypothetical expenses paid during the period would have been

5

Expense Table – continued

approximately $4.32, $8.62, and $8.62 for Classes 529A, 529B, and 529C, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

6

PORTFOLIO OF INVESTMENTS

10/31/11 (unaudited)

The Portfolio of Investments
is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 97.4%

Issuer

Shares/Par

Value ($)

Aerospace - 0.2%

Bombardier, Inc., 7.75%, 2020 (n)

$
6,000,000

$
6,600,000

Apparel Manufacturers - 0.2%

Phillips-Van Heusen Corp., 7.375%, 2020

$
5,950,000

$
6,455,755

Asset-Backed & Securitized - 9.4%

Anthracite Ltd., “A”, CDO, FRN, 0.605%, 2019 (z)

$
8,033,515

$
6,707,985

Anthracite Ltd., “BFL”, CDO, FRN, 1.245%, 2037 (z)

5,019,000

4,391,625

Anthracite Ltd., “CFL”, CDO, FRN, 1.495%, 2037 (z)

1,122,780

948,749

Anthracite Ltd., CDO III, 6.077%, 2039 (a)(d)(z)

5,206,194

260,310

Anthracite Ltd., CDO, FRN, 1.095%, 2037 (z)

9,178,646

8,191,942

ARcap REIT, Inc., CDO, “F”, FRN, 0%, 2045 (a)(d)(z)

4,149,000

20,745

ARCap REIT, Inc., CDO, “G”, FRN, 6.032%, 2045 (a)(d)(z)

2,354,000

2,943

ARCap REIT, Inc., CDO, “H”, FRN, 6.032%, 2045 (a)(d)(z)

333,880

33

Bayview Commercial Asset Trust, FRN, 0.555%, 2035 (z)

654,267

499,135

Bayview Commercial Asset Trust, FRN, 2.87%, 2035 (i)(z)

22,114,488

518,184

Bayview Commercial Asset Trust, FRN, 0.515%, 2036 (z)

513,070

385,852

Bayview Commercial Asset Trust, FRN, 2.93%, 2036 (i)(z)

15,826,912

534,304

Bayview Commercial Asset Trust, FRN, 3.175%, 2036 (i)(z)

16,327,513

662,097

Bayview Commercial Asset Trust, FRN, 4.222%, 2036 (i)(z)

27,506,575

1,618,690

Bayview Commercial Asset Trust, FRN, 3.132%, 2036 (i)(z)

13,976,094

859,231

Bayview Commercial Asset Trust, FRN, 3.207%, 2037 (i)(z)

30,310,685

2,128,974

Bayview Commercial Mortgage Pass Through Trust, FRN, 2.93%, 2036 (i)(z)

10,755,535

382,667

Bayview Financial Acquisition Trust, FRN, 5.638%, 2036

1,500,000

1,292,606

Bayview Financial Acquisition Trust, FRN, 5.483%, 2041

2,326,740

2,304,257

Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.846%, 2040 (z)

3,508,184

1,972,666

Brascan Real Estate, CDO, FRN, 2.009%, 2040 (z)

418,000

292,600

Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)

9,097,123

9,006,152

Capital Trust Realty Ltd., CDO, 5.267%, 2035 (z)

7,074,200

6,632,063

Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049

17,127,981

17,934,640

Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.226%, 2044

400,000

418,651

Commercial Mortgage Asset Trust, FRN, 0.737%, 2032 (i)(z)

2,625,359

33,292

Commercial Mortgage Pass-Through Certificates, FRN, 0.433%, 2017 (n)

1,500,000

1,489,236

7

Portfolio of Investments (unaudited) – continued

Issuer

Shares/Par

Value ($)

Bonds - continued

Asset-Backed & Securitized - continued

Countrywide Asset-Backed Certificates, FRN, 5.43%, 2036

$
935,594

$
724,837

Credit Suisse Mortgage Capital Certificate, 5.311%, 2039

7,531,000

7,972,889

Credit Suisse Mortgage Capital Certificate, FRN, 5.694%, 2040

1,275,594

1,348,883

Credit-Based Asset Servicing & Securitization LLC, FRN, 5.303%, 2035

1,315,110

1,194,125

Credit-Based Asset Servicing & Securitization LLC, FRN, 3.62%, 2037

1,876,539

691,051

Credit-Based Asset Servicing & Securitization LLC, FRN, 5.419%, 2037

2,291,110

778,769

Crest G-Star, CDO, 6.95%, 2032 (z)

7,500,000

6,712,500

Crest Ltd., “A1” CDO, FRN, 0.843%, 2018 (z)

6,500,774

5,525,658

Crest Ltd., “A2”, CDO, 4.669%, 2018 (z)

1,995,583

1,776,069

Crest Ltd., “B”, CDO, FRN, 1.775%, 2035 (z)

6,377,000

6,345,115

CWCapital LLC, 5.223%, 2048

6,335,000

6,745,134

Deutsche Mortgage & Asset Receiving Corp., FRN, 7.5%, 2031

111,883

111,733

DLJ Commercial Mortgage Corp., FRN, 7.95%, 2033

1,000,000

998,678

Falcon Franchise Loan LLC, FRN, 4.616%, 2023 (i)(z)

196,838

11,141

Falcon Franchise Loan LLC, FRN, 3.576%, 2025 (i)(z)

4,134,559

298,929

First Union National Bank Commercial Mortgage, FRN, 1.498%, 2043 (i)(z)

1,085,398

1,336

First Union-Lehman Brothers Bank of America, FRN, 0.442%, 2035 (i)

5,645,932

91,713

FUEL Trust, 3.984%, 2016 (z)

7,319,000

7,237,898

GE Equipment Transportation LLC, “A2”, 0.77%, 2013

4,625,000

4,624,151

GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036

2,375,593

1,522,694

Gramercy Real Estate Ltd., CDO, FRN, 0.738%, 2035 (z)

904,783

723,827

Hertz Vehicle Financing LLC, 2010-1A, “A1”, 2.6%, 2015 (n)

5,998,000

6,062,552

IMPAC CMB Trust, FRN, 0.985%, 2034

203,568

163,962

IMPAC CMB Trust, FRN, 1.165%, 2034

101,784

65,518

IMPAC Secured Assets Corp., FRN, 0.595%, 2036

857,385

762,528

JPMorgan Chase Commercial Mortgage Securities Corp., 4.865%, 2046

2,195,695

2,328,229

JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049

10,136,557

10,771,095

JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.397%, 2042 (n)

4,180,000

409,761

JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.817%, 2049

15,661,513

16,863,080

JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.987%, 2051

21,360,633

22,941,790

JPMorgan Mortgage Acquisition Corp., FRN, 5.532%, 2036

2,100,000

1,801,386

KKR Financial CLO Ltd., “A1”, FRN, 0.69%, 2017 (z)

3,337,268

3,192,500

8

Portfolio of Investments (unaudited) – continued

Issuer

Shares/Par

Value ($)

Bonds - continued

Asset-Backed & Securitized - continued

KKR Financial CLO Ltd., “C”, FRN, 1.736%, 2021 (n)

$
7,811,290

$
5,936,580

LB Commercial Conduit Mortgage Trust, FRN, 1.39%, 2035 (i)

2,334,329

109,226

Mach One Trust Commercial Mortgage, CDO, “B”, 5.43%, 2040 (z)

5,198,000

5,081,045

Merrill Lynch Mortgage Investors, Inc., 5.45%, 2037 (a)

2,471,059

678,076

Merrill Lynch Mortgage Trust, FRN, “A3”, 5.828%, 2050

8,250,000

8,811,421

Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.742%, 2050

6,810,000

7,148,729

Morgan Stanley Capital I, Inc., FRN, 1.101%, 2031 (i)(z)

1,137,095

16,823

Nationslink Funding Corp., FRN, 1.272%, 2030 (i)

852,047

16,509

Option One Mortgage Loan Trust, FRN, 5.611%, 2037

1,280,000

576,472

Ownit Mortgage Loan Asset-Backed Certificates, FRN, 5.29%, 2036

1,196,195

611,186

Preferred Term Securities XIX Ltd., CDO, FRN, 0.697%, 2035 (z)

7,934,226

4,363,824

Prudential Securities Secured Financing Corp., FRN, 6.889%, 2013 (z)

1,647,213

1,657,737

Residential Asset Mortgage Products, Inc., FRN, 4.971%, 2034

2,360,225

2,375,075

Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035

8,795,000

5,050,151

Salomon Brothers Mortgage Securities, Inc., FRN, 7.07%, 2032 (z)

3,262,500

3,374,629

Smart Trust, “A2B”, FRN, 0.993%, 2013 (z)

3,467,000

3,467,003

Thornburg Mortgage Securities Trust, FRN, 0.925%, 2043

34,672

30,330

Wachovia Bank Commercial Mortgage Trust, “A3”, FRN, 5.899%, 2051

2,118,681

2,247,035

Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 5.899%, 2051

21,365,746

22,725,740

$
264,566,751

Automotive - 1.0%

Ford Motor Credit Co. LLC, 8%, 2014

$
5,700,000

$
6,268,039

Harley-Davidson Financial Services, 3.875%, 2016 (n)

9,522,000

9,769,981

Lear Corp., 8.125%, 2020

5,940,000

6,504,300

RCI Banque S.A., 4.6%, 2016 (n)

4,479,000

4,350,529

Toyota Motor Credit Corp., 3.4%, 2021

1,089,000

1,118,896

$
28,011,745

Banks & Diversified Financials (Covered Bonds) - 0.2%

Compagnie de Financement Foncier, 2.125%, 2013 (n)

$
5,800,000

$
5,789,809

Biotechnology - 0.3%

Life Technologies Corp., 5%, 2021

$
7,369,000

$
7,691,571

Broadcasting - 1.3%

Discovery Communications, Inc., 4.375%, 2021

$
7,215,000

$
7,561,161

9

Portfolio of Investments (unaudited) – continued

Issuer

Shares/Par

Value ($)

Bonds - continued

Broadcasting - continued

Inmarsat Finance PLC, 7.375%, 2017 (n)

$
5,705,000

$
6,104,350

NBCUniversal Media LLC, 5.95%, 2041

7,613,000

8,876,248

News America, Inc., 8.5%, 2025

120,000

154,635

News America, Inc., 6.15%, 2041

7,000,000

7,810,684

SIRIUS XM Radio, Inc., 13%, 2013 (n)

5,245,000

5,966,188

$
36,473,266

Brokerage & Asset Managers - 0.4%

INVESCO PLC, 5.625%, 2012

$
4,255,000

$
4,340,862

TD AMERITRADE Holding Corp., 5.6%, 2019

5,512,000

5,967,109

$
10,307,971

Building - 0.3%

Owens Corning, Inc., 6.5%, 2016

$
8,981,000

$
9,678,123

Cable TV - 2.0%

CCO Holdings LLC, 7.875%, 2018

$
6,410,000

$
6,826,650

Cox Communications, Inc., 4.625%, 2013

600,000

632,386

CSC Holdings LLC, 8.5%, 2014

5,500,000

6,036,250

DIRECTV Holdings LLC, 7.625%, 2016

7,919,000

8,473,330

DIRECTV Holdings LLC, 5.2%, 2020

6,220,000

6,855,230

Myriad International Holdings B.V., 6.375%, 2017 (n)

6,225,000

6,676,313

TCI Communications, Inc., 9.8%, 2012

1,703,000

1,738,361

Time Warner Cable, Inc., 4.125%, 2021

3,072,000

3,184,659

Time Warner Cable, Inc., 4%, 2021

2,720,000

2,785,522

Time Warner Entertainment Co. LP, 8.375%, 2033

5,117,000

6,934,093

Virgin Media Finance PLC, 9.5%, 2016

5,750,000

6,411,250

$
56,554,044

Chemicals - 1.2%

Ashland, Inc., 9.125%, 2017

$
7,820,000

$
8,738,850

Dow Chemical Co., 8.55%, 2019

9,150,000

11,886,664

Lyondell Chemical Co., 11%, 2018

5,620,000

6,259,275

Nalco Co., 8.25%, 2017

5,500,000

6,105,000

$
32,989,789

Conglomerates - 0.0%

Kennametal, Inc., 7.2%, 2012

$
525,000

$
543,565

Consumer Products - 0.4%

Hasbro, Inc., 6.35%, 2040

$
5,444,000

$
5,872,949

Newell Rubbermaid, Inc., 5.5%, 2013

5,547,000

5,854,814

$
11,727,763

10

Portfolio of Investments (unaudited) – continued

Issuer

Shares/Par

Value ($)

Bonds - continued

Consumer Services - 0.3%

Western Union Co., 5.4%, 2011

$
9,060,000

$
9,076,752

Containers - 0.2%

Greif, Inc., 7.75%, 2019

$
5,615,000

$
6,036,125

Defense Electronics - 0.4%

BAE Systems Holdings, Inc., 6.4%, 2011 (n)

$
7,306,000

$
7,350,778

BAE Systems Holdings, Inc., 6.375%, 2019 (n)

2,705,000

3,050,626

$
10,401,404

Electronics - 0.2%

Tyco Electronics Group S.A., 6.55%, 2017

$
5,330,000

$
6,234,469

Emerging Market Quasi-Sovereign - 1.2%

Banco do Brasil S.A., 5.875%, 2022 (n)

$
6,854,000

$
6,888,270

Centrais Eletricas Brasileiras S.A., 5.75%, 2021 (z)

6,602,000

6,833,070

CNPC (HK) Overseas Capital Ltd., 4.5%, 2021 (n)

6,736,000

7,149,934

OJSC Russian Agricultural Bank, FRN, 6%, 2021 (n)

8,127,000

7,862,873

Petroleos Mexicanos, 6.5%, 2041 (z)

5,234,000

5,613,465

$
34,347,612

Energy - Independent - 1.6%

Anadarko Petroleum Corp., 6.375%, 2017

$
1,604,000

$
1,887,497

Anadarko Petroleum Corp., 6.95%, 2019

4,110,000

4,954,510

Anadarko Petroleum Corp., 6.45%, 2036

5,390,000

6,248,018

Newfield Exploration Co., 6.625%, 2016

3,900,000

4,012,125

Newfield Exploration Co., 5.75%, 2022

2,780,000

2,946,800

Nexen, Inc., 7.5%, 2039

5,741,000

6,949,819

Pioneer Natural Resources Co., 6.65%, 2017

7,190,000

7,808,700

Southwestern Energy Co., 7.5%, 2018

7,599,000

8,814,840

$
43,622,309

Energy - Integrated - 0.4%

BG Energy Capital PLC, 2.875%, 2016 (z)

$
6,908,000

$
7,099,303

BP Capital Markets PLC, 3.561%, 2021

5,130,000

5,201,656

$
12,300,959

Financial Institutions - 0.8%

General Electric Capital Corp., 4.65%, 2021

$
6,757,000

$
6,960,575

Household Finance Corp., 7%, 2012

170,000

174,793

International Lease Finance Corp., 5.75%, 2016

5,264,000

4,966,505

International Lease Finance Corp., 7.125%, 2018 (n)

5,888,000

6,079,360

11

Portfolio of Investments (unaudited) – continued

Issuer

Shares/Par

Value ($)

Bonds - continued

Financial Institutions - continued

SLM Corp., 6.25%, 2016

$
3,318,000

$
3,318,000

$
21,499,233

Food & Beverages - 1.4%

Anheuser-Busch InBev S.A., 7.75%, 2019

$
9,724,000

$
12,712,759

Kraft Foods, Inc., 6.125%, 2018

1,890,000

2,229,251

Kraft Foods, Inc., 5.375%, 2020

2,316,000

2,669,343

Miller Brewing Co., 5.5%, 2013 (n)

9,295,000

9,970,170

Pernod-Ricard S.A., 4.45%, 2022 (z)

3,236,000

3,331,151

Tyson Foods, Inc., 6.85%, 2016

8,169,000

8,822,520

$
39,735,194

Food & Drug Stores - 0.2%

CVS Caremark Corp., 5.75%, 2041

$
3,610,000

$
4,172,969

Forest & Paper Products - 0.2%

Georgia-Pacific Corp., 5.4%, 2020 (n)

$
4,148,000

$
4,624,535

Gaming & Lodging - 0.6%

Wyndham Worldwide Corp., 6%, 2016

$
12,268,000

$
12,974,809

Wyndham Worldwide Corp., 7.375%, 2020

3,010,000

3,388,062

$
16,362,871

Insurance - 1.5%

American International Group, Inc., 4.875%, 2016

$
4,739,000

$
4,631,453

American International Group, Inc., 6.4%, 2020

3,565,000

3,733,792

ING Groep N.V., 5.775% to 2015, FRN to 2049

9,253,000

7,333,003

MetLife, Inc., 5.375%, 2012

300,000

312,951

Metropolitan Life Global Funding I, 5.125%, 2013 (n)

6,580,000

6,916,409

Metropolitan Life Global Funding I, 5.125%, 2014 (n)

2,570,000

2,778,299

Unum Group, 7.125%, 2016

2,220,000

2,546,522

UnumProvident Corp., 6.85%, 2015 (n)

11,413,000

12,608,820

$
40,861,249

Insurance - Health - 0.3%

Humana, Inc., 7.2%, 2018

$
6,010,000

$
7,019,121

Insurance - Property & Casualty - 1.8%

Allied World Assurance, 5.5%, 2020

$
3,670,000

$
3,763,112

AXIS Capital Holdings Ltd., 5.75%, 2014

5,360,000

5,733,554

CNA Financial Corp., 5.875%, 2020

6,990,000

7,094,605

Marsh & McLennan Cos., Inc., 4.8%, 2021

7,990,000

8,615,993

PartnerRe Ltd., 5.5%, 2020

4,882,000

5,038,341

12

Portfolio of Investments (unaudited) – continued

Issuer

Shares/Par

Value ($)

Bonds - continued

Insurance - Property & Casualty - continued

QBE Capital Funding III Ltd., FRN, 7.25%, 2041 (n)

$
7,155,000

$
6,718,058

XL Group PLC, 6.5% to 2017, FRN to 2049

7,039,000

5,912,760

ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)

2,405,000

2,308,800

ZFS Finance USA Trust IV, 5.875% to 2012, FRN to 2062 (n)

432,000

419,040

ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)

6,524,000

6,034,700

$
51,638,963

International Market Quasi-Sovereign - 1.4%

Achmea Hypotheekbank N.V., 3.2%, 2014 (n)

$
4,730,000

$
4,997,004

FIH Erhvervsbank A.S., 1.75%, 2012 (z)

3,821,000

3,865,152

ING Bank N.V., 3.9%, 2014 (n)

6,800,000

7,268,146

NIBC Bank N.V., 2.8%, 2014 (z)

4,940,000

5,168,890

Royal Bank of Scotland Group PLC, 2.625%, 2012 (n)

8,520,000

8,612,979

Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)

7,905,000

8,351,198

$
38,263,369

Local Authorities - 0.1%

California (Build America Bonds), 7.625%, 2040

$
1,360,000

$
1,665,483

California (Build America Bonds), 7.6%, 2040

1,750,000

2,150,540

$
3,816,023

Machinery & Tools - 0.2%

Case New Holland, Inc., 7.875%, 2017

$
6,095,000

$
6,872,113

Major Banks - 4.3%

BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049

$
2,060,000

$
1,256,600

Bank of America Corp., 5.65%, 2018

16,095,000

16,116,567

Bank of America Corp., 5.625%, 2020

2,505,000

2,413,407

Bank of America Corp., 5.875%, 2021

4,930,000

4,827,101

Credit Suisse (USA), Inc., 6%, 2018

9,110,000

9,384,885

Goldman Sachs Group, Inc., 5.625%, 2017

4,693,000

4,860,207

Goldman Sachs Group, Inc., 7.5%, 2019

5,607,000

6,334,660

HSBC USA, Inc., 4.875%, 2020

5,500,000

5,365,074

JPMorgan Chase & Co., 4.25%, 2020

5,000,000

4,975,980

JPMorgan Chase Bank N.A., 5.875%, 2016

4,250,000

4,608,377

JPMorgan Chase Capital XXII, 6.45%, 2087

4,668,000

4,792,201

JPMorgan Chase Capital XXVII, 7%, 2039

1,211,000

1,217,055

Macquarie Group Ltd., 6.25%, 2021 (n)

5,980,000

5,907,463

Merrill Lynch & Co., Inc., 6.15%, 2013

3,960,000

4,065,934

Merrill Lynch & Co., Inc., 6.05%, 2016

6,749,000

6,644,060

Morgan Stanley, 5.75%, 2016

7,752,000

7,949,645

Morgan Stanley, 5.5%, 2020

4,790,000

4,764,996

Morgan Stanley, 5.5%, 2021

10,150,000

9,913,840

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - continued
PNC Funding Corp., 5.625%, 2017	$8,496,000	$9,319,543
SunTrust Banks, Inc., 3.5%, 2017	3,701,000	3,725,719
Wachovia Corp., 6.605%, 2025	2,393,000	2,617,045

		$121,060,359
Medical & Health Technology & Services - 0.3%
HCA, Inc., 7.875%, 2020	$6,430,000	$6,992,625

Metals & Mining - 1.5%
ArcelorMittal, 9.85%, 2019	$9,246,000	$10,968,937
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	8,138,000	8,707,660
Gold Fields Orogen Holding Ltd., 4.875%, 2020 (n)	3,232,000	3,009,794
Southern Copper Corp., 6.75%, 2040	8,176,000	8,569,274
Teck Resources Ltd., 10.75%, 2019	5,191,000	6,410,885
Vale Overseas Ltd., 5.625%, 2019	5,013,000	5,408,691

		$43,075,241
Mortgage-Backed - 20.6%
Fannie Mae, 4.55%, 2011	$2,204,156	$2,165,652
Fannie Mae, 4.86%, 2012 - 2014	3,457,624	3,622,253
Fannie Mae, 5.12%, 2012	1,809,721	1,808,840
Fannie Mae, 4.518%, 2013	796,123	819,621
Fannie Mae, 4.542%, 2013	2,210,283	2,282,273
Fannie Mae, 4.845%, 2013	2,480,865	2,587,969
Fannie Mae, 5.37%, 2013	1,087,498	1,120,284
Fannie Mae, 4.609%, 2014	1,429,110	1,522,951
Fannie Mae, 4.62%, 2014 - 2015	4,239,438	4,601,865
Fannie Mae, 4.77%, 2014	1,724,998	1,851,039
Fannie Mae, 4.842%, 2014	3,892,383	4,164,309
Fannie Mae, 5.05%, 2014	1,186,220	1,282,880
Fannie Mae, 5.412%, 2014	2,472,878	2,677,869
Fannie Mae, 4.53%, 2015	1,156,930	1,259,378
Fannie Mae, 4.56%, 2015	22,407	24,257
Fannie Mae, 4.6%, 2015	1,851,665	2,019,233
Fannie Mae, 4.665%, 2015	1,170,698	1,270,358
Fannie Mae, 4.7%, 2015	28,012	30,626
Fannie Mae, 4.78%, 2015	2,547,957	2,789,218
Fannie Mae, 4.815%, 2015	1,828,390	1,996,482
Fannie Mae, 4.85%, 2015	1,411,331	1,532,248
Fannie Mae, 4.87%, 2015	1,188,095	1,295,560
Fannie Mae, 4.89%, 2015	370,042	406,126
Fannie Mae, 4.893%, 2015	2,855,740	3,144,501
Fannie Mae, 4.94%, 2015	2,641,000	2,894,764

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 5%, 2016 - 2040	$47,287,684	$51,036,529
Fannie Mae, 5.09%, 2016	2,777,630	3,066,208
Fannie Mae, 5.152%, 2016	620,521	696,453
Fannie Mae, 5.35%, 2016 - 2023	4,618,032	5,180,344
Fannie Mae, 5.395%, 2016	2,384,476	2,654,925
Fannie Mae, 5.423%, 2016	5,122,959	5,712,919
Fannie Mae, 5.5%, 2016 - 2039	64,034,402	69,729,268
Fannie Mae, 5.725%, 2016	2,134,680	2,372,570
Fannie Mae, 5.93%, 2016	1,245,249	1,383,184
Fannie Mae, 2.71%, 2017	1,549,858	1,589,680
Fannie Mae, 4.989%, 2017	4,424,068	4,788,791
Fannie Mae, 5.28%, 2017	2,654,748	2,964,223
Fannie Mae, 5.487%, 2017	1,359,245	1,549,886
Fannie Mae, 5.54%, 2017	1,474,563	1,643,949
Fannie Mae, 2.578%, 2018	11,000,000	11,097,900
Fannie Mae, 3.84%, 2018	1,444,021	1,552,731
Fannie Mae, 3.99%, 2018	2,450,000	2,649,396
Fannie Mae, 5.18%, 2019	537,497	604,706
Fannie Mae, 4.88%, 2020	739,768	810,125
Fannie Mae, 5.19%, 2020	2,928,523	3,259,436
Fannie Mae, 4%, 2024	10,569,518	11,117,041
Fannie Mae, 4.5%, 2025	3,535,026	3,765,575
Fannie Mae, 6.5%, 2031 - 2033	540,377	610,187
Fannie Mae, 6%, 2034 - 2038	38,371,619	42,270,355
Fannie Mae, 4.5%, 2039 - 2040	19,791,796	20,979,268
Freddie Mac, 3.882%, 2017	8,787,000	9,448,678
Freddie Mac, 5%, 2017 - 2040	26,263,183	28,234,902
Freddie Mac, 5.5%, 2017 - 2038	29,625,425	32,254,180
Freddie Mac, 3.154%, 2018	3,479,000	3,603,896
Freddie Mac, 3.32%, 2020	2,945,352	3,130,118
Freddie Mac, 4.251%, 2020	4,741,000	5,182,124
Freddie Mac, 4%, 2025 - 2040	58,430,190	60,889,722
Freddie Mac, 4.5%, 2025 - 2028	6,867,361	7,171,602
Freddie Mac, 6%, 2033 - 2038	10,060,711	11,110,829
Ginnie Mae, 4%, 2032 - 2040	20,285,695	21,639,092
Ginnie Mae, 6%, 2034 - 2038	10,199,733	11,451,021
Ginnie Mae, 5.5%, 2038 - 2039	15,686,029	17,434,482
Ginnie Mae, 4.5%, 2039 - 2041	59,874,941	65,280,708

		$579,087,559
Natural Gas - Pipeline - 1.3%
Energy Transfer Partners LP, 4.65%, 2021	$8,511,000	$8,448,963
Enterprise Products Operating LP, 5.65%, 2013	1,802,000	1,904,649

15

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Natural Gas - Pipeline - continued
Enterprise Products Operating LP, 4.05%, 2022	$4,961,000	$5,131,857
Kinder Morgan Energy Partners LP, 6.95%, 2038	2,580,000	2,995,816
Kinder Morgan Energy Partners LP, 6.375%, 2041	7,490,000	8,425,119
Spectra Energy Capital LLC, 8%, 2019	8,284,000	10,406,096

		$37,312,500
Network & Telecom - 1.8%
AT&T, Inc., 5.35%, 2040	$7,380,000	$8,057,307
AT&T, Inc., 5.55%, 2041	2,259,000	2,548,827
Centurylink, Inc., 6.45%, 2021	7,430,000	7,442,505
Frontier Communications Corp., 8.5%, 2020	3,503,000	3,730,695
Telecom Italia Capital, 7.175%, 2019	2,870,000	3,015,489
Telefonica Emisiones S.A.U., 5.134%, 2020	6,290,000	6,251,109
Telefonica Emisiones S.A.U., 5.462%, 2021	3,490,000	3,537,129
Verizon New York, Inc., 6.875%, 2012	14,320,000	14,693,623

		$49,276,684
Oil Services - 0.6%
Nabors Industries, Inc., 5%, 2020	$10,440,000	$10,836,971
Transocean, Inc., 6%, 2018	2,610,000	2,774,748
Transocean, Inc., 6.5%, 2020	3,310,000	3,691,487

		$17,303,206
Oils - 0.3%
LUKOIL International Finance B.V., 6.125%, 2020 (n)	$8,862,000	$8,994,930

Other Banks & Diversified Financials - 2.7%
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)	$7,100,000	$6,612,081
Capital One Financial Corp., 6.15%, 2016	6,690,000	7,104,124
Capital One Financial Corp., 8.8%, 2019	3,520,000	4,181,098
Citigroup, Inc., 6.125%, 2018	11,130,000	12,332,852
Citigroup, Inc., 8.5%, 2019	8,594,000	10,634,370
Discover Bank, 7%, 2020	9,837,000	10,272,582
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	5,404,000	5,021,883
HSBC Holdings PLC, 5.1%, 2021	6,798,000	7,321,908
Santander Holdings USA, Inc., 4.625%, 2016	1,700,000	1,674,089
Santander UK PLC, 8.963% to 2030, FRN to 2049	4,290,000	4,075,500
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	6,530,000	5,893,325

		$75,123,812
Pharmaceuticals - 0.1%
Celgene Corp., 2.45%, 2015	$3,688,000	$3,724,072

16

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Pollution Control - 0.4%
Allied Waste North America, Inc., 6.875%, 2017	$9,660,000	$10,348,275

Precious Metals & Minerals - 0.3%
Teck Resources Ltd., 4.75%, 2022	$7,080,000	$7,535,973

Real Estate - 1.7%
HCP, Inc., REIT, 5.375%, 2021	$4,940,000	$5,073,548
HRPT Properties Trust, REIT, 6.25%, 2016	9,514,000	10,071,549
Kimco Realty Corp., REIT, 6%, 2012	2,846,000	2,956,749
Kimco Realty Corp., REIT, 5.783%, 2016	7,684,000	8,352,846
Liberty Property LP, REIT, 5.5%, 2016	4,563,000	4,951,339
PPF Funding, Inc., REIT, 5.35%, 2012 (n)	2,080,000	2,089,932
Simon Property Group, Inc., REIT, 10.35%, 2019	4,593,000	6,243,986
WEA Finance LLC, REIT, 6.75%, 2019 (n)	6,948,000	7,844,862

		$47,584,811
Retailers - 0.9%
Home Depot, Inc., 5.95%, 2041	$6,639,000	$8,037,665
Kohl’s Corp., 4%, 2021	6,465,000	6,619,817
Wesfarmers Ltd., 6.998%, 2013 (n)	9,110,000	9,762,722

		$24,420,204
Specialty Stores - 0.2%
Advance Auto Parts, Inc., 5.75%, 2020	$6,047,000	$6,609,190

Telecommunications - Wireless - 1.1%
America Movil S.A.B. de C.V., 2.375%, 2016	$3,472,000	$3,466,421
America Movil S.A.B. de C.V., 6.125%, 2040	2,118,000	2,498,569
American Tower Corp., 4.5%, 2018	12,073,000	12,417,636
Crown Castle Towers LLC, 6.113%, 2020 (n)	7,264,000	8,026,669
Crown Castle Towers LLC, 4.883%, 2020 (n)	3,480,000	3,557,399

		$29,966,694
Tobacco - 1.0%
Altria Group, Inc., 9.95%, 2038	$2,108,000	$3,202,687
Lorillard Tobacco Co., 8.125%, 2019	10,750,000	12,955,083
Lorillard Tobacco Co., 7%, 2041	1,356,000	1,496,205
Reynolds American, Inc., 7.25%, 2012	125,000	129,365
Reynolds American, Inc., 6.75%, 2017	10,032,000	11,592,427

		$29,375,767
Transportation - Services - 0.5%
Erac USA Finance Co., 7%, 2037 (n)	$6,577,000	$7,687,020

17

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Transportation - Services - continued
Hertz Corp., 7.5%, 2018	$6,665,000	$6,948,263

		$14,635,283
U.S. Government Agencies and Equivalents - 7.0%
Bank of America Corp., FRN, 0.735%, 2012 (m)	$11,928,000	$11,968,329
Citigroup, Inc., FRN, 0.758%, 2012 (m)	30,444,000	30,525,072
FDIC Structured Sale Guarantee Note, 0%, 2012 (n)	2,332,000	2,309,706
General Electric Capital Corp., FRN, 0.387%, 2012 (m)	15,378,000	15,386,812
Goldman Sachs Group, Inc., FRN, 0.547%, 2012 (m)	5,866,000	5,875,180
JPMorgan Chase & Co., FRN, 0.608%, 2012 (m)	30,444,000	30,580,602
Morgan Stanley, FRN, 0.701%, 2012 (m)	31,178,000	31,278,050
National Credit Union Administration Guaranteed Note, 2.9%, 2020	5,600,000	5,845,190
PNC Funding Corp., FRN, 0.572%, 2012 (m)	15,003,000	15,021,664
Small Business Administration, 5.94%, 2016	350,942	375,579
Small Business Administration, 5.37%, 2016	357,509	381,315
Small Business Administration, 6.35%, 2021	14,997	16,589
Small Business Administration, 6.34%, 2021	23,936	26,376
Small Business Administration, 6.44%, 2021	24,989	27,609
Small Business Administration, 5.34%, 2021	159,124	173,154
Small Business Administration, 6.07%, 2022	98,504	108,873
Small Business Administration, 4.35%, 2023	902,627	968,647
Small Business Administration, 4.98%, 2023	1,398,487	1,522,353
Small Business Administration, 4.89%, 2023	1,221,915	1,328,056
Small Business Administration, 4.93%, 2024	1,563,532	1,701,711
Small Business Administration, 4.34%, 2024	1,421,560	1,527,089
Small Business Administration, 5.18%, 2024	1,462,569	1,601,297
Small Business Administration, 5.52%, 2024	1,777,665	1,964,876
Small Business Administration, 5.19%, 2024	1,872,852	2,052,977
Small Business Administration, 4.86%, 2024	1,210,036	1,317,994
Small Business Administration, 4.57%, 2025	2,069,807	2,240,919
Small Business Administration, 4.76%, 2025	6,057,226	6,594,305
Small Business Administration, 5.39%, 2025	646,877	715,234
Small Business Administration, 5.35%, 2026	3,608,295	3,953,973
Small Business Administration, 3.25%, 2030	4,745,330	4,878,599
Small Business Administration, 2.85%, 2031	7,045,000	7,052,640
Wells Fargo & Co., FRN, 0.567%, 2012 (m)	7,795,000	7,812,570

		$197,133,340
U.S. Treasury Obligations - 19.4%
U.S. Treasury Bonds, 6.25%, 2023	$4,506,000	$6,273,199
U.S. Treasury Bonds, 6%, 2026	840,000	1,170,488
U.S. Treasury Bonds, 5.25%, 2029	3,347,000	4,428,499

18

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Treasury Obligations - continued
U.S. Treasury Bonds, 4.5%, 2036	$7,588,000	$9,409,120
U.S. Treasury Bonds, 5%, 2037	9,893,000	13,193,245
U.S. Treasury Bonds, 4.5%, 2039	108,741,100	135,620,595
U.S. Treasury Notes, 1.375%, 2012	18,691,900	18,762,724
U.S. Treasury Notes, 1.375%, 2012	129,010,000	129,891,912
U.S. Treasury Notes, 3.125%, 2013	26,584,000	28,033,652
U.S. Treasury Notes, 1.875%, 2014	101,768,000	105,457,090
U.S. Treasury Notes, 1.875%, 2014	542,000	562,537
U.S. Treasury Notes, 5.125%, 2016	6,351,000	7,560,173
U.S. Treasury Notes, 3.75%, 2018	10,464,000	11,971,465
U.S. Treasury Notes, 2.75%, 2019	8,725,900	9,372,847
U.S. Treasury Notes, 3.5%, 2020	34,699,000	39,079,749
U.S. Treasury Notes, TIPS, 2%, 2014	5,343,169	5,721,781
U.S. Treasury Notes, TIPS, 1.625%, 2015	5,637,963	6,136,128
U.S. Treasury Notes, TIPS, 2%, 2016	9,987,338	11,239,660

		$543,884,864
Utilities - Electric Power - 1.7%
CenterPoint Energy, Inc., 5.95%, 2017	$3,300,000	$3,716,090
EDP Finance B.V., 6%, 2018 (n)	6,760,000	6,062,557
Enel Finance International S.A., 6%, 2039 (n)	4,513,000	4,152,727
Exelon Corp., 4.9%, 2015	8,028,000	8,745,270
FirstEnergy Solutions Corp., 6.8%, 2039	6,237,000	7,254,292
PPL WEM Holdings PLC, 5.375%, 2021 (n)	9,014,000	9,635,930
System Energy Resources, Inc., 5.129%, 2014 (z)	290,638	297,951
TECO Energy, Inc., 5.15%, 2020	7,160,000	7,833,477

		$47,698,294
Total Bonds (Identified Cost, $2,656,914,501)		$2,735,419,105

Money Market Funds (v) - 1.7%
MFS Institutional Money Market Portfolio, 0.07%, at Cost and Net Asset Value	47,131,249	$47,131,249
Total Investments (Identified Cost, $2,704,045,750)		$2,782,550,354

Other Assets, Less Liabilities - 0.9%		25,419,795
Net Assets - 100.0%		$2,807,970,149

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(m)	The debt is guaranteed under the Federal Deposit Insurance Corporation’s (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

19

Portfolio of Investments (unaudited) – continued

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $278,827,125, representing 9.93% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ARCap REIT, Inc., CDO, “G”, FRN, 6.032%, 2045	9/21/04	$2,162,955	$2,943
ARCap REIT, Inc., CDO, “H”, FRN, 6.032%, 2045	6/21/11-10/25/11	12,489	33
ARcap REIT, Inc., CDO, “F”, FRN, 0%, 2045	12/07/06	4,244,946	20,745
Anthracite Ltd., “A”, CDO, FRN, 0.605%, 2019	1/15/10-3/25/11	6,013,368	6,707,985
Anthracite Ltd., “BFL”, CDO, FRN, 1.245%, 2037	12/09/10	4,579,054	4,391,625
Anthracite Ltd., “CFL”, CDO, FRN, 1.495%, 2037	3/03/11	1,058,799	948,749
Anthracite Ltd., CDO III, 6.077%, 2039	10/25/06-10/01/11	5,178,459	260,310
Anthracite Ltd., CDO, FRN, 1.095%, 2037	2/24/10-3/03/11	8,264,470	8,191,942
BG Energy Capital PLC, 2.875%, 2016	10/06/11	6,896,581	7,099,303
Bayview Commercial Asset Trust, FRN, 0.555%, 2035	6/09/05	654,267	499,135
Bayview Commercial Asset Trust, FRN, 2.87%, 2035	10/06/05	1,732,845	518,184
Bayview Commercial Asset Trust, FRN, 2.93%, 2036	2/28/06	1,437,015	534,304
Bayview Commercial Asset Trust, FRN, 0.515%, 2036	2/23/06	513,070	385,852
Bayview Commercial Asset Trust, FRN, 3.175%, 2036	5/16/06-5/29/09	1,240,949	662,097
Bayview Commercial Asset Trust, FRN, 4.222%, 2036	9/11/06	3,543,408	1,618,690
Bayview Commercial Asset Trust, FRN, 3.132%, 2036	10/25/06	1,804,213	859,231
Bayview Commercial Asset Trust, FRN, 3.207%, 2037	1/26/07-5/29/09	2,678,570	2,128,974
Bayview Commercial Mortgage Pass Through Trust, FRN, 2.93%, 2036	3/29/06	1,047,329	382,667
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.846%, 2040	3/01/06	3,508,184	1,972,666

20

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Brascan Real Estate, CDO, FRN, 2.009%, 2040	9/14/04	$418,000	$292,600
Capital Trust Realty Ltd., CDO, 5.267%, 2035	9/14/10	6,467,960	6,632,063
Centrais Eletricas Brasileiras S.A., 5.75%, 2021	10/20/11	6,602,000	6,833,070
Commercial Mortgage Asset Trust, FRN, 0.737%, 2032	8/25/03	34,167	33,292
Crest G-Star, CDO, 6.95%, 2032	9/13/05-3/25/11	7,828,540	6,712,500
Crest Ltd., “A1” CDO, FRN, 0.843%, 2018	1/21/10-3/04/10	5,103,441	5,525,658
Crest Ltd., “A2”, CDO, 4.669%, 2018	3/02/10	1,652,271	1,776,069
Crest Ltd., “B”, CDO, FRN, 1.775%, 2035	1/12/10-3/01/10	5,338,517	6,345,115
FIH Erhvervsbank A.S., 1.75%, 2012	12/02/09	3,817,241	3,865,152
FUEL Trust, 3.984%, 2016	6/14/11-6/29/11	7,299,975	7,237,898
Falcon Franchise Loan LLC, FRN, 4.616%, 2023	1/18/02-3/23/11	8,156	11,141
Falcon Franchise Loan LLC, FRN, 3.576%, 2025	1/29/03-3/23/11	326,483	298,929
First Union National Bank Commercial Mortgage, FRN, 1.498%, 2043	12/11/03	784	1,336
Gramercy Real Estate Ltd., CDO, FRN, 0.738%, 2035	6/21/05-1/18/07	904,805	723,827
KKR Financial CLO Ltd., “A1”, FRN, 0.69%, 2017	4/11/11	3,200,272	3,192,500
Mach One Trust Commercial Mortgage, CDO, “B”, 5.43%, 2040	3/10/10-3/25/11	4,899,472	5,081,045
Morgan Stanley Capital I, Inc., FRN, 1.101%, 2031	6/10/03	28,287	16,823
NIBC Bank N.V., 2.8%, 2014	11/24/09	4,933,177	5,168,890
Pernod-Ricard S.A., 4.45%, 2022	10/20/11	3,227,793	3,331,151
Petroleos Mexicanos, 6.5%, 2041	10/12/11-10/13/11	5,396,239	5,613,465
Preferred Term Securities XIX Ltd., CDO, FRN, 0.697%, 2035	9/08/05-3/28/11	7,756,526	4,363,824
Prudential Securities Secured Financing Corp., FRN, 6.889%, 2013	12/06/04-5/29/09	1,682,003	1,657,737
Salomon Brothers Mortgage Securities, Inc., FRN, 7.07%, 2032	1/07/05	3,678,648	3,374,629
Smart Trust, “A2B”, FRN, 0.993%, 2013	3/10/11	3,467,000	3,467,003
System Energy Resources, Inc., 5.129%, 2014	4/16/04-7/22/11	290,638	297,951
Total Restricted Securities			$119,039,103
% of Net assets			4.2%

21

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Security

See Notes to Financial Statements

22

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 10/31/11 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $2,656,914,501)	$2,735,419,105
Underlying affiliated funds, at cost and value	47,131,249
Total investments, at value (identified cost, $2,704,045,750)	$2,782,550,354
Cash	46,332
Receivables for
Investments sold	10,494,373
Fund shares sold	9,748,430
Interest	25,210,908
Total assets	$2,828,050,397
Liabilities
Payables for
Distributions	$3,056,400
Investments purchased	11,892,228
Fund shares reacquired	4,006,869
Payable to affiliates
Investment adviser	157,312
Shareholder servicing costs	765,275
Distribution and service fees	47,957
Program manager fees	37
Payable for independent Trustees’ compensation	7
Accrued expenses and other liabilities	154,163
Total liabilities	$20,080,248
Net assets	$2,807,970,149
Net assets consist of
Paid-in capital	$2,780,719,294
Unrealized appreciation (depreciation) on investments	78,504,604
Accumulated net realized gain (loss) on investments	(47,481,241)
Accumulated distributions in excess of net investment income	(3,772,508)
Net assets	$2,807,970,149
Shares of beneficial interest outstanding	262,214,346

23

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$949,351,472	88,674,998	$10.71
Class B	41,029,578	3,827,018	10.72
Class C	140,275,970	13,085,427	10.72
Class I	1,549,318,449	144,667,786	10.71
Class W	6,719,759	627,351	10.71
Class R1	2,923,329	272,595	10.72
Class R2	43,002,628	4,019,794	10.70
Class R3	32,582,042	3,044,122	10.70
Class R4	36,033,843	3,366,093	10.70
Class 529A	3,159,597	295,737	10.68
Class 529B	527,973	49,241	10.72
Class 529C	3,045,509	284,184	10.72

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $11.24 [100 / 95.25 x $10.71] and $11.21 [100 / 95.25 x $10.68], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, W, R1, R2, R3, R4, and 529A.

See Notes to Financial Statements

24

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 10/31/11 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$59,097,829
Dividends from underlying affiliated funds	22,953
Total investment income	$59,120,782
Expenses
Management fee	$6,927,971
Distribution and service fees	2,238,138
Program manager fees	2,954
Shareholder servicing costs	1,424,802
Administrative services fee	206,539
Independent Trustees’ compensation	32,622
Custodian fee	133,004
Shareholder communications	87,084
Auditing fees	32,328
Legal fees	22,313
Miscellaneous	155,309
Total expenses	$11,263,064
Reduction of expenses by investment adviser and distributor	(485,974)
Net expenses	$10,777,090
Net investment income	$48,343,692
Realized and unrealized gain (loss) on investments
Realized gain (loss) on investment transactions (identified cost basis)	$30,859,688
Change in unrealized appreciation (depreciation) on investments	$8,369,463
Net realized and unrealized gain (loss) on investments	$39,229,151
Change in net assets from operations	$87,572,843

See Notes to Financial Statements

25

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 10/31/11	Year ended 4/30/11
Change in net assets	(unaudited)
From operations
Net investment income	$48,343,692	$94,308,298
Net realized gain (loss) on investments	30,859,688	55,865,417
Net unrealized gain (loss) on investments	8,369,463	14,148,934
Change in net assets from operations	$87,572,843	$164,322,649
Distributions declared to shareholders
From net investment income	$(52,469,933)	$(99,989,386)
Change in net assets from fund share transactions	$108,589,284	$86,427,900
Total change in net assets	$143,692,194	$150,761,163
Net assets
At beginning of period	2,664,277,955	2,513,516,792
At end of period (including accumulated distributions in excess of net investment income of $3,772,508 and undistributed net investment income of $353,733, respectively)	$2,807,970,149	$2,664,277,955

See Notes to Financial Statements

26

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/11 (unaudited)		Years ended 4/30
Class A			2011	2010	2009	2008	2007

Net asset value, beginning of period	$10.57		$10.30	$8.99	$9.78	$10.04	$9.86
Income (loss) from investment operations
Net investment income (d)	$0.19		$0.39	$0.44	$0.48	$0.49	$0.47
Net realized and unrealized gain (loss) on investments and foreign currency	0.15		0.29	1.35	(0.74)	(0.24)	0.21
Total from investment operations	$0.34		$0.68	$1.79	$(0.26)	$0.25	$0.68
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.41)	$(0.48)	$(0.53)	$(0.51)	$(0.50)
Net asset value, end of period	$10.71		$10.57	$10.30	$8.99	$9.78	$10.04
Total return (%) (r)(s)(t)(x)	3.26	(n)	6.73	20.30	(2.54)	2.60	7.08
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.90	(a)	0.91	0.92	1.03	1.02	1.06
Expenses after expense reductions (f)	0.80	(a)	0.81	0.79	0.64	0.62	0.70
Net investment income	3.48	(a)	3.72	4.45	5.27	4.94	4.75
Portfolio turnover	27		67	90	75	96	56
Net assets at end of period (000 omitted)	$949,351		$900,575	$918,742	$799,077	$1,137,796	$1,059,522

See Notes to Financial Statements

27

Financial Highlights – continued

	Six months ended 10/31/11 (unaudited)		Years ended 4/30
Class B			2011	2010	2009	2008	2007

Net asset value, beginning of period	$10.58		$10.31	$9.00	$9.80	$10.06	$9.88
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.30	$0.36	$0.41	$0.41	$0.39
Net realized and unrealized gain (loss) on investments and foreign currency	0.16		0.30	1.36	(0.75)	(0.24)	0.21
Total from investment operations	$0.30		$0.60	$1.72	$(0.34)	$0.17	$0.60
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.33)	$(0.41)	$(0.46)	$(0.43)	$(0.42)
Net asset value, end of period	$10.72		$10.58	$10.31	$9.00	$9.80	$10.06
Total return (%) (r)(s)(t)(x)	2.85	(n)	5.88	19.34	(3.41)	1.75	6.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.65	(a)	1.66	1.65	1.64	1.63	1.71
Expenses after expense reductions (f)	1.60	(a)	1.61	1.58	1.44	1.43	1.55
Net investment income	2.68	(a)	2.91	3.66	4.47	4.11	3.92
Portfolio turnover	27		67	90	75	96	56
Net assets at end of period (000 omitted)	$41,030		$41,493	$45,472	$45,473	$60,335	$67,970

See Notes to Financial Statements

28

Financial Highlights – continued

	Six months ended 10/31/11 (unaudited)		Years ended 4/30
Class C			2011	2010	2009	2008	2007

Net asset value, beginning of period	$10.58		$10.31	$9.00	$9.80	$10.05	$9.88
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.30	$0.35	$0.40	$0.40	$0.39
Net realized and unrealized gain (loss) on investments and foreign currency	0.16		0.29	1.36	(0.75)	(0.22)	0.20
Total from investment operations	$0.30		$0.59	$1.71	$(0.35)	$0.18	$0.59
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.32)	$(0.40)	$(0.45)	$(0.43)	$(0.42)
Net asset value, end of period	$10.72		$10.58	$10.31	$9.00	$9.80	$10.05
Total return (%) (r)(s)(t)(x)	2.82	(n)	5.83	19.28	(3.45)	1.84	6.07
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.66	(a)	1.66	1.66	1.69	1.67	1.71
Expenses after expense reductions (f)	1.65	(a)	1.66	1.64	1.49	1.47	1.55
Net investment income	2.62	(a)	2.86	3.51	4.43	4.08	3.90
Portfolio turnover	27		67	90	75	96	56
Net assets at end of period (000 omitted)	$140,276		$135,007	$141,966	$83,990	$83,506	$67,112

See Notes to Financial Statements

29

Financial Highlights – continued

	Six months ended 10/31/11 (unaudited)		Years ended 4/30
Class I			2011	2010	2009	2008	2007

Net asset value, beginning of period	$10.57		$10.30	$8.99	$9.78	$10.04	$9.87
Income (loss) from investment operations
Net investment income (d)	$0.19		$0.40	$0.45	$0.50	$0.50	$0.48
Net realized and unrealized gain (loss) on investments and foreign currency	0.16		0.30	1.36	(0.75)	(0.23)	0.21
Total from investment operations	$0.35		$0.70	$1.81	$(0.25)	$0.27	$0.69
Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.43)	$(0.50)	$(0.54)	$(0.53)	$(0.52)
Net asset value, end of period	$10.71		$10.57	$10.30	$8.99	$9.78	$10.04
Total return (%) (r)(s)(x)	3.34	(n)	6.89	20.47	(2.39)	2.75	7.13
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.65	(a)	0.66	0.67	0.69	0.67	0.71
Expenses after expense reductions (f)	0.65	(a)	0.66	0.64	0.49	0.47	0.55
Net investment income	3.63	(a)	3.87	4.54	5.43	5.09	4.89
Portfolio turnover	27		67	90	75	96	56
Net assets at end of period (000 omitted)	$1,549,318		$1,470,218	$1,291,881	$825,529	$1,301,075	$958,287

See Notes to Financial Statements

30

Financial Highlights – continued

	Six months ended 10/31/11 (unaudited)		Years ended 4/30
Class W			2011	2010	2009	2008	2007

Net asset value, beginning of period	$10.57		$10.30	$8.99	$9.78	$10.03	$9.86
Income (loss) from investment operations
Net investment income (d)	$0.19		$0.40	$0.45	$0.49	$0.49	$0.39
Net realized and unrealized gain (loss) on investments and foreign currency	0.15		0.29	1.35	(0.74)	(0.22)	0.29
Total from investment operations	$0.34		$0.69	$1.80	$(0.25)	$0.27	$0.68
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.42)	$(0.49)	$(0.54)	$(0.52)	$(0.51)
Net asset value, end of period	$10.71		$10.57	$10.30	$8.99	$9.78	$10.03
Total return (%) (r)(s)(x)	3.29	(n)	6.78	20.36	(2.49)	2.75	7.02
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.75	(a)	0.76	0.77	0.79	0.77	0.82
Expenses after expense reductions (f)	0.75	(a)	0.76	0.73	0.59	0.57	0.65
Net investment income	3.51	(a)	3.78	4.56	5.34	4.92	4.55
Portfolio turnover	27		67	90	75	96	56
Net assets at end of period (000 omitted)	$6,720		$5,643	$9,582	$16,151	$14,321	$861

See Notes to Financial Statements

31

Financial Highlights – continued

	Six months ended 10/31/11 (unaudited)		Years ended 4/30
Class R1			2011	2010	2009	2008	2007

Net asset value, beginning of period	$10.59		$10.31	$9.00	$9.80	$10.06	$9.88
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.30	$0.36	$0.41	$0.40	$0.38
Net realized and unrealized gain (loss) on investments and foreign currency	0.15		0.30	1.35	(0.76)	(0.24)	0.21
Total from investment operations	$0.29		$0.60	$1.71	$(0.35)	$0.16	$0.59
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.32)	$(0.40)	$(0.45)	$(0.42)	$(0.41)
Net asset value, end of period	$10.72		$10.59	$10.31	$9.00	$9.80	$10.06
Total return (%) (r)(s)(x)	2.73	(n)	5.93	19.28	(3.45)	1.65	6.07
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.66	(a)	1.66	1.67	1.69	1.75	1.90
Expenses after expense reductions (f)	1.65	(a)	1.66	1.64	1.49	1.56	1.65
Net investment income	2.63	(a)	2.86	3.61	4.44	3.99	3.79
Portfolio turnover	27		67	90	75	96	56
Net assets at end of period (000 omitted)	$2,923		$2,969	$2,985	$2,998	$2,891	$1,655

See Notes to Financial Statements

32

Financial Highlights – continued

	Six months ended 10/31/11 (unaudited)		Years ended 4/30
Class R2			2011	2010	2009	2008	2007

Net asset value, beginning of period	$10.56		$10.29	$8.98	$9.77	$10.03	$9.85
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.35	$0.40	$0.45	$0.44	$0.42
Net realized and unrealized gain (loss) on investments and foreign currency	0.15		0.30	1.36	(0.74)	(0.23)	0.21
Total from investment operations	$0.32		$0.65	$1.76	$(0.29)	$0.21	$0.63
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.38)	$(0.45)	$(0.50)	$(0.47)	$(0.45)
Net asset value, end of period	$10.70		$10.56	$10.29	$8.98	$9.77	$10.03
Total return (%) (r)(s)(x)	3.08	(n)	6.36	19.90	(2.88)	2.14	6.55
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.16	(a)	1.16	1.17	1.19	1.27	1.45
Expenses after expense reductions (f)	1.15	(a)	1.16	1.14	0.99	1.07	1.20
Net investment income	3.13	(a)	3.37	4.08	4.94	4.49	4.25
Portfolio turnover	27		67	90	75	96	56
Net assets at end of period (000 omitted)	$43,003		$41,076	$41,092	$33,055	$42,613	$26,212

See Notes to Financial Statements

33

Financial Highlights – continued

	Six months ended 10/31/11 (unaudited)		Years ended 4/30
Class R3			2011	2010	2009	2008	2007

Net asset value, beginning of period	$10.57		$10.29	$8.98	$9.77	$10.03	$9.86
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.38	$0.43	$0.47	$0.47	$0.45
Net realized and unrealized gain (loss) on investments and foreign currency	0.15		0.30	1.35	(0.74)	(0.24)	0.20
Total from investment operations	$0.33		$0.68	$1.78	$(0.27)	$0.23	$0.65
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.40)	$(0.47)	$(0.52)	$(0.49)	$(0.48)
Net asset value, end of period	$10.70		$10.57	$10.29	$8.98	$9.77	$10.03
Total return (%) (r)(s)(x)	3.11	(n)	6.73	20.20	(2.64)	2.39	6.71
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.90	(a)	0.91	0.92	0.94	1.01	1.12
Expenses after expense reductions (f)	0.90	(a)	0.91	0.89	0.74	0.82	0.95
Net investment income	3.38	(a)	3.62	4.35	5.18	4.74	4.50
Portfolio turnover	27		67	90	75	96	56
Net assets at end of period (000 omitted)	$32,582		$29,493	$31,165	$26,213	$38,851	$28,761

See Notes to Financial Statements

34

Financial Highlights – continued

	Six months ended 10/31/11 (unaudited)		Years ended 4/30
Class R4			2011	2010	2009	2008	2007

Net asset value, beginning of period	$10.57		$10.30	$8.98	$9.78	$10.04	$9.86
Income (loss) from investment operations
Net investment income (d)	$0.19		$0.40	$0.45	$0.50	$0.49	$0.47
Net realized and unrealized gain (loss) on investments and foreign currency	0.15		0.30	1.37	(0.76)	(0.23)	0.22
Total from investment operations	$0.34		$0.70	$1.82	$(0.26)	$0.26	$0.69
Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.43)	$(0.50)	$(0.54)	$(0.52)	$(0.51)
Net asset value, end of period	$10.70		$10.57	$10.30	$8.98	$9.78	$10.04
Total return (%) (r)(s)(x)	3.24	(n)	6.89	20.61	(2.50)	2.68	7.13
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.65	(a)	0.66	0.67	0.69	0.73	0.82
Expenses after expense reductions (f)	0.65	(a)	0.66	0.64	0.49	0.54	0.65
Net investment income	3.62	(a)	3.87	4.53	5.44	5.02	4.75
Portfolio turnover	27		67	90	75	96	56
Net assets at end of period (000 omitted)	$36,034		$32,336	$26,315	$17,583	$14,182	$11,129

See Notes to Financial Statements

35

Financial Highlights – continued

	Six months ended 10/31/11 (unaudited)		Years ended 4/30
Class 529A			2011	2010	2009	2008	2007

Net asset value, beginning of period	$10.55		$10.27	$8.96	$9.75	$10.01	$9.84
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.38	$0.43	$0.47	$0.45	$0.42
Net realized and unrealized gain (loss) on investments and foreign currency	0.15		0.30	1.35	(0.75)	(0.23)	0.22
Total from investment operations	$0.33		$0.68	$1.78	$(0.28)	$0.22	$0.64
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.40)	$(0.47)	$(0.51)	$(0.48)	$(0.47)
Net asset value, end of period	$10.68		$10.55	$10.27	$8.96	$9.75	$10.01
Total return (%) (r)(s)(t)(x)	3.13	(n)	6.73	20.23	(2.74)	2.24	6.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.01	(a)	1.02	1.02	1.13	1.26	1.32
Expenses after expense reductions (f)	0.87	(a)	0.92	0.89	0.83	0.96	1.05
Net investment income	3.42	(a)	3.63	4.31	5.14	4.61	4.41
Portfolio turnover	27		67	90	75	96	56
Net assets at end of period (000 omitted)	$3,160		$2,593	$2,066	$1,289	$1,170	$1,213

See Notes to Financial Statements

36

Financial Highlights – continued

	Six months ended 10/31/11 (unaudited)		Years ended 4/30
Class 529B			2011	2010	2009	2008	2007

Net asset value, beginning of period	$10.59		$10.31	$9.00	$9.80	$10.06	$9.88
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.29	$0.34	$0.40	$0.38	$0.35
Net realized and unrealized gain (loss) on investments and foreign currency	0.14		0.30	1.36	(0.76)	(0.23)	0.22
Total from investment operations	$0.28		$0.59	$1.70	$(0.36)	$0.15	$0.57
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.31)	$(0.39)	$(0.44)	$(0.41)	$(0.39)
Net asset value, end of period	$10.72		$10.59	$10.31	$9.00	$9.80	$10.06
Total return (%) (r)(s)(t)(x)	2.69	(n)	5.82	19.17	(3.55)	1.50	5.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.76	(a)	1.76	1.77	1.79	1.91	1.97
Expenses after expense reductions (f)	1.72	(a)	1.76	1.74	1.59	1.71	1.80
Net investment income	2.56	(a)	2.76	3.47	4.34	3.84	3.66
Portfolio turnover	27		67	90	75	96	56
Net assets at end of period (000 omitted)	$528		$590	$700	$478	$397	$355

See Notes to Financial Statements

37

Financial Highlights – continued

	Six months ended 10/31/11 (unaudited)		Years ended 4/30
Class 529C			2011	2010	2009	2008	2007

Net asset value, beginning of period	$10.58		$10.31	$8.99	$9.79	$10.05	$9.87
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.29	$0.34	$0.40	$0.37	$0.35
Net realized and unrealized gain (loss) on investments and foreign currency	0.15		0.29	1.37	(0.76)	(0.22)	0.22
Total from investment operations	$0.29		$0.58	$1.71	$(0.36)	$0.15	$0.57
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.31)	$(0.39)	$(0.44)	$(0.41)	$(0.39)
Net asset value, end of period	$10.72		$10.58	$10.31	$8.99	$9.79	$10.05
Total return (%) (r)(s)(t)(x)	2.79	(n)	5.72	19.30	(3.56)	1.49	5.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.76	(a)	1.76	1.77	1.79	1.91	1.97
Expenses after expense reductions (f)	1.72	(a)	1.76	1.74	1.59	1.71	1.80
Net investment income	2.55	(a)	2.77	3.46	4.34	3.82	3.65
Portfolio turnover	27		67	90	75	96	56
Net assets at end of period (000 omitted)	$3,046		$2,284	$1,550	$1,215	$1,208	$628

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	Total returns have been calculated on net asset values which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

38

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Research Bond Fund (the fund) is a series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The

39

Notes to Financial Statements (unaudited) – continued

values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted

40

Notes to Financial Statements (unaudited) – continued

quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of October 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$741,018,204	$—	$741,018,204
Non-U.S. Sovereign Debt	—	72,610,981	—	72,610,981
Corporate Bonds	—	841,800,997	—	841,800,997
Residential Mortgage-Backed Securities	—	598,948,054	—	598,948,054
Commercial Mortgage-Backed Securities	—	145,229,724	—	145,229,724
Asset-Backed Securities (including CDOs)	—	99,476,536	—	99,476,536
Foreign Bonds	—	236,334,609	—	236,334,609
Mutual Funds	47,131,249	—	—	47,131,249
Total Investments	$47,131,249	$2,735,419,105	$—	$2,782,550,354

For further information regarding security characteristics, see the Portfolio of Investments.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are

41

Notes to Financial Statements (unaudited) – continued

recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further

42

Notes to Financial Statements (unaudited) – continued

reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The Fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments. At the time a Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the Fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time that a Fund enters into this type of transaction, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended October 31, 2011, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These

43

Notes to Financial Statements (unaudited) – continued

adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

4/30/11
Ordinary income (including any short-term capital gains)	$99,989,386

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 10/31/11
Cost of investments	$2,714,858,663
Gross appreciation	125,826,113
Gross depreciation	(58,134,422)
Net unrealized appreciation (depreciation)	$67,691,691

As of 4/30/11
Undistributed ordinary income	8,958,331
Capital loss carryforwards	(68,505,180)
Post-October capital loss deferral	(100,004)
Other temporary differences	(9,169,596)
Net unrealized appreciation (depreciation)	60,964,394

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of April 30, 2011, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

4/30/15	$(10,692,374)
4/30/16	(14,742,595)
4/30/17	(40,108,303)
4/30/18	(2,961,908)
Total	$(68,505,180)

44

Notes to Financial Statements (unaudited) – continued

The availability of a portion of the capital loss carryforwards, which were acquired on June 22, 2007 in connection with the MFS Intermediate Investment Grade Bond Fund merger, may be limited in a given year.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 10/31/11	Year ended 4/30/11
Class A	$17,535,749	$36,855,931
Class B	614,034	1,419,120
Class C	2,002,643	4,553,853
Class I	30,095,597	52,438,320
Class W	115,938	473,518
Class R1	42,797	97,132
Class R2	723,999	1,535,356
Class R3	575,501	1,201,604
Class R4	667,521	1,239,739
Class 529A	51,861	93,685
Class 529B	8,034	21,361
Class 529C	36,259	59,767
Total	$52,469,933	$99,989,386

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.50% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $314,310 and $1,746 for the six months ended October 31, 2011, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

45

Notes to Financial Statements (unaudited) – continued

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.15%	$1,165,000
Class B	0.75%	0.25%	1.00%	0.94%	205,922
Class C	0.75%	0.25%	1.00%	1.00%	685,325
Class W	0.10%	—	0.10%	0.10%	3,044
Class R1	0.75%	0.25%	1.00%	1.00%	14,640
Class R2	0.25%	0.25%	0.50%	0.50%	105,912
Class R3	—	0.25%	0.25%	0.25%	39,266
Class 529A	—	0.25%	0.25%	0.15%	3,505
Class 529B	0.75%	0.25%	1.00%	1.00%	2,812
Class 529C	0.75%	0.25%	1.00%	1.00%	12,712
Total Distribution and Service Fees					$2,238,138

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2011 based on each class’ average daily net assets. 0.10% of the Class A and Class 529A service fee is currently being waived under a written waiver agreement. For the six months ended October 31, 2011, this waiver amounted to $467,399 and is reflected as a reduction of total expenses in the Statement of Operations. Assets attributable to Class B shares sold prior to May 1, 2006 are subject to the 0.25% annual Class B service fee. On assets attributable to all other Class B shares, 0.15% of the Class B service fee is being paid by the fund and 0.10% of the Class B service fee is being waived under a written waiver agreement. For the six months ended October 31, 2011, this waiver amounted to $11,571 and is reflected as a reduction of total expenses in the Statement of Operations. These written waiver agreements will continue until modified by the fund’s Board of Trustees, but such agreements will continue at least until August 31, 2012.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of

46

Notes to Financial Statements (unaudited) – continued

purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2011, were as follows:

Amount
Class A	$1,725
Class B	49,976
Class C	9,049
Class 529B	41
Class 529C	21

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. Effective July 1, 2011, MFD has agreed to waive 0.05% of this annual fee. This waiver agreement will continue until modified by the fund’s Board of Trustees but such agreement will continue at least until August 31, 2012, after which MFD may eliminate this waiver without a vote of the fund’s Board of Trustees. For the six months ended October 31, 2011, this waiver amounted to $1,015 and is reflected as a reduction of total expenses in the Statement of Operations. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended October 31, 2011, were as follows:

Amount
Class 529A	$1,402
Class 529B	281
Class 529C	1,271
Total Program Manager Fees	$2,954

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended October 31, 2011, the fee was $219,807, which equated to 0.0159% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended October 31, 2011, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $879,453.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying

47

Notes to Financial Statements (unaudited) – continued

funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended October 31, 2011, these costs for the fund amounted to $325,542 and are reflected in the shareholder servicing costs on the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended October 31, 2011 was equivalent to an annual effective rate of 0.0149% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended October 31, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $9,740 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $5,989, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with

48

Notes to Financial Statements (unaudited) – continued

preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$476,481,427	$366,506,077
Investments (non-U.S. Government securities)	$240,451,826	$371,368,903

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 10/31/11		Year ended 4/30/11
	Shares	Amount	Shares	Amount
Shares sold
Class A	14,450,545	$153,894,067	26,414,730	$275,995,242
Class B	606,215	6,459,583	1,268,884	13,281,207
Class C	1,865,092	19,909,545	3,962,754	41,459,920
Class I	16,910,011	179,760,286	47,802,010	500,141,351
Class W	456,497	4,883,619	1,041,285	10,911,605
Class R1	32,871	350,548	190,041	1,991,291
Class R2	518,059	5,515,956	1,247,263	13,033,541
Class R3	484,539	5,156,559	1,044,670	10,916,879
Class R4	636,234	6,774,469	1,045,325	10,901,236
Class 529A	53,618	570,392	84,632	882,350
Class 529B	2,052	21,949	10,776	112,074
Class 529C	89,501	956,348	113,194	1,186,158
	36,105,234	$384,253,321	84,225,564	$880,812,854

49

Notes to Financial Statements (unaudited) – continued

	Six months ended 10/31/11		Year ended 4/30/11
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	1,310,022	$13,949,329	2,586,662	$27,110,590
Class B	42,965	458,134	96,701	1,014,807
Class C	101,160	1,078,690	231,840	2,433,312
Class I	1,457,513	15,524,804	2,641,306	27,681,605
Class W	10,272	109,451	42,081	441,446
Class R1	4,003	42,678	9,080	95,331
Class R2	65,739	699,573	142,103	1,488,455
Class R3	54,056	575,366	114,322	1,197,915
Class R4	62,549	665,877	117,450	1,231,295
Class 529A	4,873	51,767	8,913	93,265
Class 529B	746	7,953	2,016	21,160
Class 529C	3,396	36,202	5,676	59,576
	3,117,294	$33,199,824	5,998,150	$62,868,757
Shares reacquired
Class A	(12,298,835)	$(130,831,050)	(33,013,414)	$(345,147,302)
Class B	(742,465)	(7,914,686)	(1,854,384)	(19,410,844)
Class C	(1,637,651)	(17,448,219)	(5,204,693)	(54,547,639)
Class I	(12,767,325)	(135,741,911)	(36,789,592)	(382,077,519)
Class W	(373,174)	(3,956,336)	(1,479,799)	(15,488,445)
Class R1	(44,682)	(477,144)	(208,097)	(2,174,666)
Class R2	(453,452)	(4,821,365)	(1,493,557)	(15,617,866)
Class R3	(285,368)	(3,042,170)	(1,395,628)	(14,576,989)
Class R4	(392,601)	(4,178,010)	(658,729)	(6,882,284)
Class 529A	(8,585)	(91,055)	(48,789)	(511,030)
Class 529B	(9,312)	(99,135)	(24,922)	(261,381)
Class 529C	(24,655)	(262,780)	(53,350)	(557,746)
	(29,038,105)	$(308,863,861)	(82,224,954)	$(857,253,711)
Net change
Class A	3,461,732	$37,012,346	(4,012,022)	$(42,041,470)
Class B	(93,285)	(996,969)	(488,799)	(5,114,830)
Class C	328,601	3,540,016	(1,010,099)	(10,654,407)
Class I	5,600,199	59,543,179	13,653,724	145,745,437
Class W	93,595	1,036,734	(396,433)	(4,135,394)
Class R1	(7,808)	(83,918)	(8,976)	(88,044)
Class R2	130,346	1,394,164	(104,191)	(1,095,870)
Class R3	253,227	2,689,755	(236,636)	(2,462,195)
Class R4	306,182	3,262,336	504,046	5,250,247
Class 529A	49,906	531,104	44,756	464,585
Class 529B	(6,514)	(69,233)	(12,130)	(128,147)
Class 529C	68,242	729,770	65,520	687,988
	10,184,423	$108,589,284	7,998,760	$86,427,900

50

Notes to Financial Statements (unaudited) – continued

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, and MFS Growth Allocation Fund were the owners of record of approximately 9%, 12%, and 3%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Retirement Income Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2040 Fund, and MFS Lifetime 2050 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended October 31, 2011, the fund’s commitment fee and interest expense were $10,336 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	50,563,540	454,935,644	(458,367,935)	47,131,249

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$22,953	$47,131,249

51

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2011 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2010 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers,

52

Board Review of Investment Advisory Agreement – continued

reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc., the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2010, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for each of the one- and five-year periods ended December 31, 2010 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

53

Board Review of Investment Advisory Agreement – continued

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that MFS Fund Distributors, Inc. (“MFD”), an affiliate of MFS, currently observes a Class A 12b-1 fee waiver, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) the Fund’s effective advisory fee rate was approximately at the Lipper expense group median, and the Fund’s total expense ratio was lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate schedule is not subject to any breakpoints. Taking into account that the Fund’s effective advisory fee rate was approximately at the Lipper expense group median described above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

54

Board Review of Investment Advisory Agreement – continued

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFD. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research, and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2011.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

55

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the Fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

56

Save paper with eDelivery.

MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments of each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST IX

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: December 16, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: December 16, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: December 16, 2011

*	Print name and title of each signing officer under his or her signature.